UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/11

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-BALANCED STRATEGY FUND February 28, 2011

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.99%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	20,176,327	$248,774
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	25,758,443	205,810
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(d)	19,803,225	246,550
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(e)	5,789,185	178,249
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(f)	4,112,747	27,925
Lord Abbett Investment Trust - Floating Rate Fund - Class I(g)	7,604,622	71,712
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	27,467,633	219,741
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	5,790,397	74,233
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	21,474,482	192,841

Total Investments in Underlying Funds (cost $1,382,275,622)		1,465,835

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $1,250,000 of Federal National Mortgage Assoc. at 1.375% due 7/19/2013; value: $1,253,125; proceeds: $1,224,025 (cost $1,224,024)	$1,224	1,224

Total Investments in Securities 100.07% (cost $1,383,499,646)		1,467,059

Liabilities in Excess of Other Assets (0.07%)		(1,004)

Net Assets 100.00%		$1,466,055

(a)	Affiliated issuers (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Shares (000)		Value
LONG-TERM INVESTMENTS 93.66%

COMMON STOCKS 3.33%

Airlines 0.04%

Delta Air Lines, Inc.*	12		$134,588

Banks: Diversified 0.16%

Huntington Bancshares, Inc.	80		547,200

Biotechnology 0.26%

Amgen, Inc.*	18		923,940

Chemicals 0.14%

Celanese Corp. Series A	12		497,400

Foods 0.34%

Bunge Ltd.	17		1,201,414

Health Equipment & Supply 0.23%

Medtronic, Inc.	20		798,400

Health Services 0.04%

CardioNet, Inc.*	30		144,600

Miscellaneous: Financial 0.37%

SPDR S&P MidCap 400 ETF Trust	7		1,316,025

Miscellaneous: Media 0.09%

Interpublic Group of Cos., Inc. (The)*	25		330,000

Oil: Integrated 0.81%

Whiting Petroleum Corp.*	44		2,860,716

Pharmaceuticals 0.73%

Mylan, Inc.*	111		2,536,306
Teva Pharmaceutical Industries Ltd. ADR	—	(a)	48,897

Total			2,585,203

Retail: Specialty 0.06%

Best Buy Co., Inc.	6		206,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Shares (000)	Value
Semiconductors 0.06%

PMC-Sierra, Inc.*	25	$197,500

Total Common Stocks (cost $10,058,518)		11,743,322

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 68.66%

Advertising 0.76%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	$2,250	2,688,750

Airlines 1.47%

AMR Corp.	6.25%	10/15/2014	1,750	1,900,938
United Continental Holdings, Inc.	4.50%	6/30/2021	3,200	3,292,160

Total				5,193,098

Auto Parts 0.45%

ArvinMeritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	1,335	1,588,650

Autos 1.97%

Ford Motor Co.	4.25%	11/15/2016	3,240	5,937,300
Hertz Global Holdings, Inc.	5.25%	6/1/2014	500	992,500

Total				6,929,800

Beverages 2.91%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	6,040	5,821,050
Molson Coors Brewing Co.	2.50%	7/30/2013	3,850	4,446,750

Total				10,267,800

Biotechnology 5.15%

Cephalon, Inc.	2.00%	6/1/2015	2,000	2,630,000
Human Genome Sciences, Inc.	2.25%	10/15/2011	2,550	4,233,000
Illumina, Inc.	0.625%	2/15/2014	305	969,519
Incyte Corp.	4.75%	10/1/2015	2,225	3,979,969
Life Technologies Corp.	3.25%	6/15/2025	3,105	3,543,581
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	2,350	2,790,625

Total				18,146,694

Building Products 1.00%

Trex Co., Inc.	6.00%	7/1/2012	2,395	3,529,631

Commercial Services 0.74%

Fluor Corp.	1.50%	2/15/2024	1,025	2,609,906

Communications Equipment 2.36%

Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	782,000
Ciena Corp.†	4.00%	3/15/2015	3,105	4,766,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Communications Equipment (continued)

Ixia†	3.00%	12/15/2015	$2,000	$2,330,000
JDS Uniphase Corp.	1.00%	5/15/2026	400	452,000

Total				8,330,175

Computers & Peripherals 0.45%

SanDisk Corp.	1.00%	5/15/2013	1,600	1,574,000

Containers & Packaging 0.87%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	3,000	3,078,750

Diversified Financials 2.07%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	6,275	7,310,375

Diversified Metals & Mining 0.69%

Alcoa, Inc.	5.25%	3/15/2014	300	814,125
Patriot Coal Corp.	3.25%	5/31/2013	1,650	1,612,875

Total				2,427,000

e-Commerce 2.30%

Digital River, Inc.†	2.00%	11/1/2030	2,000	1,997,500
GSI Commerce, Inc.	2.50%	6/1/2027	3,300	3,498,000
priceline.com, Inc.†	1.25%	3/15/2015	1,600	2,596,000

Total				8,091,500

Electronic Equipment & Instruments 0.75%

Itron, Inc.	2.50%	8/1/2026	675	707,063
Teradyne, Inc.	4.50%	3/15/2014	560	1,952,300

Total				2,659,363

Health Equipment & Supply 4.02%

Beckman Coulter, Inc.	2.50%	12/15/2036	2,610	3,102,637
Fisher Scientific International, Inc.	3.25%	3/1/2024	1,850	2,576,125
HeartWare International, Inc.	3.50%	12/15/2017	1,270	1,412,875
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	1,500	1,818,750
Medtronic, Inc.	1.625%	4/15/2013	3,300	3,415,500
NuVasive, Inc.	2.25%	3/15/2013	1,850	1,843,063

Total				14,168,950

Health Services 0.75%

Five Star Quality Care, Inc.	3.75%	10/15/2026	1,320	1,272,150
Omnicare, Inc.	3.75%	12/15/2025	1,100	1,375,000

Total				2,647,150

Homebuilders 0.20%

Lennar Corp.†	2.75%	12/15/2020	595	690,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Durables 0.76%

Stanley Black & Decker, Inc.	Zero Coupon	5/17/2012	$2,200	$2,688,180

Information Technology Services 1.18%

Alliance Data Systems Corp.	1.75%	8/1/2013	1,600	1,844,000
Alliance Data Systems Corp.	4.75%	5/15/2014	469	844,786
CACI International, Inc.	2.125%	5/1/2014	1,200	1,486,500

Total				4,175,286

Insurance-Reinsurance 0.90%

Old Republic International Corp.	8.00%	5/15/2012	1,250	1,500,000
Radian Group, Inc.	3.00%	11/15/2017	1,750	1,662,500

Total				3,162,500

Insurance: Multi-Line 0.19%

PMI Group, Inc. (The)	4.50%	4/15/2020	800	654,000

Internet Software & Services 2.61%

Blackboard, Inc.	3.25%	7/1/2027	3,730	3,743,987
Concur Technologies, Inc.†	2.50%	4/15/2015	855	1,027,069
Equinix, Inc.	4.75%	6/15/2016	850	1,108,188
Symantec Corp.	1.00%	6/15/2013	2,750	3,324,062

Total				9,203,306

Leisure Facilities 0.38%

MGM Resorts International†	4.25%	4/15/2015	1,220	1,338,950

Leisure Products 0.76%

International Game Technology	3.25%	5/1/2014	2,335	2,673,575

Lodging 1.18%

Gaylord Entertainment Co.†	3.75%	10/1/2014	1,675	2,474,813
Home Inns & Hotels Management, Inc. (China)(b)	2.00%	12/15/2015	1,740	1,668,225

Total				4,143,038

Machinery 1.59%

Danaher Corp.	Zero Coupon	1/22/2021	850	1,247,375
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,700	4,345,625

Total				5,593,000

Miscellaneous: Energy 1.09%

Green Plains Renewable Energy, Inc.†	5.75%	11/1/2015	1,025	1,139,031
Suntech Power Holdings Co., Ltd. (China)(b)	3.00%	3/15/2013	2,900	2,700,625

Total				3,839,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Financial 0.67%

MF Global Holdings Ltd.	1.875%	2/1/2016	$1,365	$1,441,781
MF Global Holdings Ltd.	9.00%	6/20/2038	750	913,125

Total				2,354,906

Miscellaneous: Industrials 0.34%

EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	1,000	1,191,250

Miscellaneous: Materials 0.32%

RTI International Metals, Inc.	3.00%	12/1/2015	1,000	1,112,500

Oil & Gas Products 0.00%

NorthernStar Natural Gas, Inc.(d)	5.00%	5/15/2014	2,614	261

Oil Services 0.20%

Transocean, Inc.	1.50%	12/15/2037	695	698,475

Oil: Integrated 2.08%

Chesapeake Energy Corp.	2.75%	11/15/2035	2,500	3,037,500
Penn Virginia Corp.	4.50%	11/15/2012	4,250	4,297,813

Total				7,335,313

Pharmaceuticals 6.56%

Allergan, Inc.	1.50%	4/1/2026	2,250	2,677,500
Gilead Sciences, Inc.	0.625%	5/1/2013	2,950	3,403,562
Mylan, Inc.	3.75%	9/15/2015	1,000	1,862,500
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	2,100	2,254,875
Teva Pharmaceutical Finance LLC (Israel)(b)	0.25%	2/1/2026	4,000	4,635,000
United Therapeutics Corp.	0.50%	10/15/2011	2,653	4,778,716
Valeant Pharmaceuticals International, Inc. (Canada)(b)	5.375%	8/1/2014	1,225	3,520,344

Total				23,132,497

Precious Metals 0.74%

Newmont Mining Corp.	3.00%	2/15/2012	2,060	2,626,500

Real Estate 5.47%

Boston Properties LP	3.75%	5/15/2036	2,250	2,615,625
ERP Operating LP	3.85%	8/15/2026	500	517,800
Health Care REIT, Inc.	4.75%	7/15/2027	1,550	1,761,188
Host Hotels & Resorts LP†	2.50%	10/15/2029	3,000	4,350,000
ProLogis	3.25%	3/15/2015	2,475	2,901,937
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	2,450	2,970,625
Vornado Realty LP	3.875%	4/15/2025	3,600	4,167,000

Total				19,284,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Food & Drug 0.39%

Nash Finch Co. (Zero Coupon after 3/15/2013)~	1.631%	3/15/2035	$2,750	$1,381,875

Retail: Specialty 1.37%

Best Buy Co., Inc.	2.25%	1/15/2022	650	674,375
Charming Shoppes, Inc.	1.125%	5/1/2014	4,870	4,163,850

Total				4,838,225

Semiconductors 4.24%

Intel Corp.	3.25%	8/1/2039	4,225	5,143,938
Micron Technology, Inc.	1.875%	6/1/2014	3,100	3,332,500
ON Semiconductor Corp.	2.625%	12/15/2026	3,865	4,894,056
Xilinx, Inc.†	2.625%	6/15/2017	1,220	1,561,600

Total				14,932,094

Software - Applications & Systems 5.16%

EMC Corp.	1.75%	12/1/2011	2,900	4,944,500
EMC Corp.	1.75%	12/1/2013	1,350	2,365,875
Informatica Corp.	3.00%	3/15/2026	3,050	7,182,750
Microsoft Corp.†	Zero Coupon	6/15/2013	1,150	1,233,375
Nuance Communications, Inc.	2.75%	8/15/2027	2,000	2,467,500

Total				18,194,000

Steel 0.85%

Steel Dynamics, Inc.	5.125%	6/15/2014	1,850	2,363,375
United States Steel Corp.	4.00%	5/15/2014	330	636,900

Total				3,000,275

Wireless Communications Services 0.72%

SBA Communications Corp.	4.00%	10/1/2014	1,650	2,528,625

Total Convertible Bonds (cost $208,570,898)				242,014,254

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 20.82%

Auto Parts 1.33%

Autoliv, Inc. (Sweden)(b)	8.00%		46	4,683,939

Autos 1.64%

General Motors Co.	4.75%		114	5,800,320

Banks: Diversified 2.54%

Fifth Third Bancorp	8.50%		30	4,590,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Interest Rate	Shares (000)		Value
Banks: Diversified (continued)

Wells Fargo & Co.	7.50%	4		$4,377,500

Total				8,967,500

Communications Equipment 1.20%

Lucent Technologies Capital Trust I	7.75%	4		4,223,362

Diversified Financials 3.74%

AMG Capital Trust I	5.10%	44		2,222,647
Bank of America Corp.	7.25%	5		5,020,000
Citigroup, Inc.	7.50%	44		5,931,450

Total				13,174,097

Foods 1.82%

Archer Daniels Midland Co.	6.25%	124		5,719,769
Bunge Ltd.	4.875%	7		691,484

Total				6,411,253

Health Services 0.45%

HealthSouth Corp.	6.50%	2		1,582,875

Homebuilders 0.17%

Hovnanian Enterprises, Inc.	7.25%	25		618,630

Household Durables 0.35%

Stanley Black & Decker, Inc.	4.75%	11		1,234,695

Insurance-Casualty 0.68%

XL Group plc (Ireland)(b)	10.75%	75		2,402,120

Insurance: Multi-Line 0.55%

Hartford Financial Services Group, Inc. (The)	7.25%	70		1,936,900

Miscellaneous: Financial 0.34%

Vale Capital II (Brazil)(b)	6.75%	12		1,200,554

Natural Gas Diversified 1.01%

El Paso Corp.	4.99%	2		3,555,337

Oil & Gas Products 1.45%

Apache Corp.	6.00%	75		5,109,000

Oil: Integrated 0.05%

Whiting Petroleum Corp.	6.25%	—	(a)	165,516

Publishing & Printing 0.24%

Nielsen Holdings NV	6.25%	1,500		831,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

Investments	Interest Rate		Shares (000)	Value
Railroads 1.03%

Kansas City Southern	5.125%		2	$3,630,319

Utilities: Electric 2.23%

AES Trust III	6.75%		66	3,209,858
NextEra Energy, Inc.	8.375%		66	3,323,019
PPL Corp.	9.50%		25	1,331,750

Total				7,864,627

Total Convertible Preferred Stocks (cost $61,162,351)				73,392,607

		Maturity Date	Principal Amount (000)
CORPORATE BONDS 0.85%

Electronic Equipment & Instruments 0.42%

Avaya, Inc.†	7.00%	4/1/2019	$1,500	1,492,500

Oil & Gas Products 0.00%

NorthernStar Natural Gas, Inc. PIK(d)	5.00%	5/15/2014	1,057	106

Pharmaceuticals 0.43%

Valeant Pharmaceuticals International†	6.75%	8/15/2021	1,500	1,515,000

Total Corporate Bonds (cost $4,196,851)				3,007,606

Total Long-Term Investments (cost $283,988,618)				330,157,789

SHORT-TERM INVESTMENT 4.85%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $17,450,000 of Federal National Mortgage Assoc. at 0.875% due 12/28/2012; value: $17,450,000; proceeds: $17,107,376 (cost $17,107,367)			$17,108	17,107,367

Total Investments in Securities 98.51% (cost $301,095,985)				347,265,156

Cash and Other Assets in Excess of Liabilities 1.49%				5,242,357

Net Assets 100.00%				$352,507,513

ADR American Depositary Receipt.

ETF Exchange Traded Fund.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2011

(c)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.
(d)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 105.46%

ASSET-BACKED SECURITIES 10.38%

Automobiles 4.89%

Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	$2,400	$2,403,392
BMW Vehicle Lease Trust 2009-1 A3	2.91%	3/15/2012	841	847,089
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	1,600	1,599,739
Capital Auto Receivables Asset Trust 2008-1 A3B	1.266%#	8/15/2012	1,038	1,039,346
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.116%#	1/15/2013	1,015	1,018,342
Capital One Prime Auto Receivables Trust 2007-1 A4	0.286%#	12/15/2012	1,666	1,665,638
CarMax Auto Owner Trust 2008-2 A3B	1.666%#	10/15/2012	1,415	1,419,140
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	2,835	2,836,909
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	818	818,809
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	1,900	1,901,053
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	2,495	2,496,132
Ford Credit Auto Owner Trust 2007-B A4B	0.646%#	7/15/2012	1,119	1,119,760
Ford Credit Auto Owner Trust 2008-B A3B	1.886%#	5/15/2012	361	361,218
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	1,245	1,245,888
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%	4/15/2012	533	533,184
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	930	930,667
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	1,544	1,544,110
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	1,091	1,091,243
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	1,561	1,565,719
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	2,355	2,372,728
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	1,489	1,489,661
World Omni Auto Receivables Trust 2007-A A4	0.266%#	11/15/2012	920	919,221

Total				31,218,988

Credit Cards 3.63%

Bank of America Credit Card Trust 2006-A6	0.296%#	11/15/2013	2,425	2,424,267
Bank of America Credit Card Trust 2008-A5	1.466%#	12/16/2013	3,500	3,513,958
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%	10/15/2014	1,550	1,587,663
Cabela’s Master Credit Card Trust 2009-1A A†	2.266%#	3/16/2015	1,500	1,523,631
Capital One Multi-Asset Execution Trust 2004-A5	0.416%#	3/17/2014	2,910	2,910,410
Capital One Multi-Asset Execution Trust 2005-A1	0.336%#	1/15/2015	1,775	1,772,532
Citibank Credit Card Issuance Trust 2009-A1	2.016%#	3/17/2014	1,950	1,981,615
Citibank Omni Master Trust 2009-A8†	2.366%#	5/16/2016	1,930	1,961,195
Discover Card Master Trust 2008-A3	5.10%	10/15/2013	1,500	1,509,119
Discover Card Master Trust I 2006-3 A1	0.296%#	3/15/2014	535	534,584
GE Capital Credit Card Master Note Trust 2009-1 A	2.366%#	4/15/2015	2,290	2,333,789
MBNA Credit Card Master Note Trust 2006-C2	0.566%#	8/15/2013	1,120	1,119,827

Total				23,172,590

Home Equity 0.06%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	445	425,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other 1.80%

Illinois Student Assistance Commission 2010-1 A2	1.353%#	4/25/2022	$1,495	$1,499,350
SLM Student Loan Trust 2006-2 A5	0.413%#	7/25/2025	2,600	2,501,191
SLM Student Loan Trust 2006-6 A1	0.293%#	10/25/2018	792	791,221
SLM Student Loan Trust 2007-1 A2	0.303%#	1/25/2016	254	254,315
SLM Student Loan Trust 2008-3 A3	1.303%#	10/25/2021	1,020	1,030,981
SLM Student Loan Trust 2008-5 A4	2.003%#	7/25/2023	1,735	1,817,933
SLM Student Loan Trust 2008-7 A1	0.703%#	10/27/2014	1,357	1,358,157
SLM Student Loan Trust 2008-8 A1	0.803%#	10/27/2014	655	656,535
SLM Student Loan Trust 2011-1 A2	1.411%#	10/25/2034	1,600	1,600,000

Total				11,509,683

Total Asset-Backed Securities (cost $66,336,647)				66,327,233

CORPORATE BONDS 25.97%

Aerospace/Defense 0.07%

Embraer Overseas Ltd. (Brazil)(a)	6.375%	1/15/2020	439	465,340

Air Transportation 0.03%

Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	200	213,653

Auto Parts: Original Equipment 0.11%

ITC Holdings Corp.†	5.50%	1/15/2020	675	709,301

Banks: Diversified 5.03%

BanColombia SA (Colombia)†(a)	4.25%	1/12/2016	650	640,250
Bank of America Corp.	5.625%	7/1/2020	935	974,357
Bank of America Corp.	5.875%	1/5/2021	445	473,335
Bank of America Corp.	7.375%	5/15/2014	610	695,012
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	1,500	1,504,828
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	1,700	1,669,065
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	1,300	1,323,826
Citigroup, Inc.	8.50%	5/22/2019	1,657	2,059,195
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	950	964,214
Credit Suisse NY	5.30%	8/13/2019	930	981,977
Discover Bank	8.70%	11/18/2019	1,510	1,819,552
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	1,800	1,730,306
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	428,430
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	362	390,092
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	2,113	2,174,805
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,369	1,421,189
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	431	440,107
Morgan Stanley	6.25%	8/28/2017	1,270	1,389,027
NIBC Bank NV (Netherlands)†(a)	2.80%	12/2/2014	1,380	1,426,521
Sberbank via SB Capital SA (Russia)†(a)	5.40%	3/24/2017	500	507,125
Silicon Valley Bank	6.05%	6/1/2017	1,350	1,421,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	$2,100	$2,209,544
Stadshypotek AB (Sweden)†(a)	1.45%	9/30/2013	1,500	1,509,742
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	1,300	1,283,224
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	2,320	2,402,708
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	250	254,025

Total				32,094,264

Banks: Money Center 0.29%

Kommunalbanken AS (Norway)†(a)	2.375%	1/19/2016	1,000	994,234
SVB Financial Group	5.375%	9/15/2020	835	825,188

Total				1,819,422

Brokers 0.32%

Raymond James Financial, Inc.	8.60%	8/15/2019	1,706	2,068,668

Building Materials 0.14%

Building Materials Corp. of America†	7.00%	2/15/2020	590	624,662
Owens Corning, Inc.	9.00%	6/15/2019	225	266,662

Total				891,324

Business Services 0.22%

Hillenbrand, Inc.	5.50%	7/15/2020	1,420	1,414,252

Chemicals 0.68%

Airgas, Inc.	7.125%	10/1/2018	1,046	1,140,140
Dow Chemical Co. (The)	9.40%	5/15/2039	454	678,233
Incitec Pivot Finance LLC†	6.00%	12/10/2019	1,590	1,662,682
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	875	874,067

Total				4,355,122

Communications Technology 0.05%

Juniper Networks, Inc.	3.10%	3/15/2016	100	99,828
Motorola Solutions, Inc.	6.00%	11/15/2017	200	218,489

Total				318,317

Computer Software 0.37%

BMC Software, Inc.	7.25%	6/1/2018	1,688	1,946,146
Intuit, Inc.	5.75%	3/15/2017	356	392,105

Total				2,338,251

Diversified 0.05%

Voto-Votorantim Ltd.†	6.75%	4/5/2021	300	316,500

Drugs 0.20%

Celgene Corp.	3.95%	10/15/2020	1,310	1,248,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Equipment/Components 0.08%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	$500	$511,479

Electric: Power 1.12%

Columbus Southern Power Co.	0.702%#	3/16/2012	720	721,918
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	2,140	1,686,924
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,020	2,094,427
NiSource Finance Corp.	10.75%	3/15/2016	415	543,682
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,108,114

Total				7,155,065

Electrical: Household 0.16%

Legrand France SA (France)(a)	8.50%	2/15/2025	840	989,193

Electronics: Semi-Conductors/Components 0.50%

Agilent Technologies, Inc.	6.50%	11/1/2017	1,194	1,333,587
KLA-Tencor Corp.	6.90%	5/1/2018	1,675	1,847,989

Total				3,181,576

Energy Equipment & Services 0.41%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,125	1,193,069
Cameron International Corp.	6.375%	7/15/2018	622	699,616
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	675	729,878

Total				2,622,563

Environmental Services 0.10%

Williams Cos., Inc. (The)	8.75%	3/15/2032	500	650,462

Financial: Miscellaneous 0.64%

Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	1,200	1,211,578
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,060,626
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	811	814,942

Total				4,087,146

Financial Services 3.75%

Aon Corp.	5.00%	9/30/2020	639	653,718
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	400	403,308
BNP Paribas Home Loan Covered Bonds SA (France)†(a)	2.20%	11/2/2015	1,500	1,439,809
CME Group Index Services LLC†	4.40%	3/15/2018	175	179,540
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	500	456,020
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	2,055	2,021,976
FMR LLC†	6.45%	11/15/2039	975	965,447
General Electric Capital Corp.	2.00%	9/28/2012	5,700	5,828,866
General Electric Capital Corp.	4.625%	1/7/2021	954	950,636
General Electric Capital Corp.	5.30%	2/11/2021	482	496,124
General Electric Capital Corp.	6.875%	1/10/2039	4,289	4,873,080
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	500	502,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)

Janus Capital Group, Inc.	6.70%	6/15/2017	$743	$815,151
Macquarie Group Ltd. (Australia)†(a)	6.25%	1/14/2021	599	613,601
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	400	403,532
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	517	537,840
Prudential Financial, Inc.	6.20%	11/15/2040	327	347,079
TD Ameritrade Holding Corp.	5.60%	12/1/2019	950	1,008,718
Woodside Finance Ltd. (Australia)†(a)	5.00%	11/15/2013	500	536,992
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	765	884,354

Total				23,918,497

Insurance 0.62%

Aflac, Inc.	8.50%	5/15/2019	444	550,342
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	435,762
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	231	210,801
Markel Corp.	7.125%	9/30/2019	1,312	1,491,781
Validus Holdings Ltd.	8.875%	1/26/2040	640	699,949
Willis North America, Inc.	7.00%	9/29/2019	505	554,954

Total				3,943,589

Investment Management Companies 0.66%

FIH Erhvervsbank AS (Denmark)†(a)	1.75%	12/6/2012	1,930	1,955,055
Lazard Group LLC	7.125%	5/15/2015	2,028	2,232,978

Total				4,188,033

Leisure 0.11%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	709,450

Lodging 0.09%

Hyatt Hotels Corp.†	6.875%	8/15/2019	535	588,527

Machinery: Agricultural 0.37%

Lorillard Tobacco Co.	8.125%	6/23/2019	957	1,074,721
Lorillard Tobacco Co.	8.125%	5/1/2040	1,218	1,296,119

Total				2,370,840

Machinery: Oil Well Equipment & Services 0.30%

Pride International, Inc.	6.875%	8/15/2020	745	834,400
Pride International, Inc.	8.50%	6/15/2019	896	1,097,600

Total				1,932,000

Media 0.60%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,797	1,862,141
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,598	1,759,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media (continued)

Virgin Media Secured Finance plc (United Kingdom)†(a)	5.25%	1/15/2021	$220	$223,048

Total				3,844,889

Metals & Minerals: Miscellaneous 1.67%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	1,382	1,852,834
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	655	657,929
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,096	1,218,024
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,325	2,224,511
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	626	762,948
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	3,053	3,938,892

Total				10,655,138

Natural Gas 0.31%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	846,391
Source Gas LLC†	5.90%	4/1/2017	886	876,547
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	281,050

Total				2,003,988

Oil 0.88%

CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	304,940
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	831	877,732
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	504	585,900
LUKOIL International Finance BV (Netherlands)†(a)	6.125%	11/9/2020	400	406,520
Marathon Petroleum Corp.†	5.125%	3/1/2021	245	248,998
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	428,750
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,261,207
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	562,742
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	616,550
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	300	334,500

Total				5,627,839

Oil: Crude Producers 0.39%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	450	476,719
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,840	2,006,709

Total				2,483,428

Oil: Integrated Domestic 0.90%

Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,547,950
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,076,778
National Fuel Gas Co.	6.50%	4/15/2018	257	280,839
National Fuel Gas Co.	8.75%	5/1/2019	825	990,880
Questar Gas Co.	7.20%	4/1/2038	350	401,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)

Questar Pipeline Co.	5.83%	2/1/2018	$150	$168,425
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,185	1,297,675

Total				5,764,516

Oil: Integrated International 0.65%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	4,025	3,766,394
Weatherford International Ltd.	9.875%	3/1/2039	260	356,351

Total				4,122,745

Paper & Forest Products 0.60%

Georgia-Pacific LLC†	7.125%	1/15/2017	224	239,120
Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,494,900
Georgia-Pacific LLC	8.875%	5/15/2031	432	530,280
Plum Creek Timberlands LP	4.70%	3/15/2021	1,607	1,564,991

Total				3,829,291

Real Estate Investment Trusts 0.90%

Entertainment Properties Trust†	7.75%	7/15/2020	503	531,923
Federal Realty Investment Trust	5.90%	4/1/2020	465	512,017
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,165	1,176,259
HCP, Inc.	6.00%	1/30/2017	901	980,356
Tanger Properties LP	6.15%	11/15/2015	248	267,732
Weyerhaeuser Co.	7.375%	10/1/2019	2,044	2,301,546

Total				5,769,833

Retail 0.08%

Family Dollar Stores, Inc.	5.00%	2/1/2021	512	507,439

Steel 0.59%

Allegheny Ludlum Corp.	6.95%	12/15/2025	165	177,927
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,834	2,293,499
Valmont Industries, Inc.	6.625%	4/20/2020	1,254	1,318,714

Total				3,790,140

Telecommunications 0.30%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	365	404,694
Crown Castle Towers LLC†	3.214%	8/15/2015	300	296,948
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	200	187,680
Telefonica Moviles Chile SA (Chile)†(a)	2.875%	11/9/2015	200	191,411
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	879	851,751

Total				1,932,484

Tobacco 0.48%

Altria Group, Inc.	9.95%	11/10/2038	2,203	3,071,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous 0.77%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	$1,030	$966,665
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020	800	840,000
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	750	734,100
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	2,419	2,403,560

Total				4,944,325

Utilities: Electrical 0.38%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	460	501,400
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	566	588,771
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	150	153,134
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	1,250	1,184,376

Total				2,427,681

Total Corporate Bonds (cost $161,764,558)				165,877,124

FOREIGN GOVERNMENT OBLIGATIONS 0.83%

Bahamas 0.09%

Commonwealth of Bahamas†	6.95%	11/20/2029	588	601,884

Bermuda 0.15%

Bermuda Government†	5.603%	7/20/2020	900	933,023

Brazil 0.09%

Federal Republic of Brazil(a)	5.625%	1/7/2041	550	541,750

Cayman Islands 0.10%

Cayman Islands Government†	5.95%	11/24/2019	600	621,607

Mexico 0.09%

United Mexican States(a)	5.875%	2/17/2014	501	553,605

Panama 0.04%

Republic of Panama(a)	6.70%	1/26/2036	245	270,725

Peru 0.05%

Republic of Peru(a)	6.55%	3/14/2037	300	331,500

Russia 0.22%

Russia Eurobonds†(a)	3.625%	4/29/2015	1,200	1,209,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Russia (continued)

Russia Eurobonds†(a)	5.00%	4/29/2020	$200	$200,600

Total				1,409,600

Total Foreign Government Obligations (cost $5,321,971)				5,263,694

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.51%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	4,500	4,727,255
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	6,082	6,136,352
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	6,462	6,565,753
Federal National Mortgage Assoc. 2005-67 HD	5.50%	12/25/2030	1,994	2,071,184
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	2,850	2,934,928

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $22,497,052)				22,435,472

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.91%

Federal Home Loan Mortgage Corp.(b)	4.00%	TBA	26,725	26,315,787
Federal Home Loan Mortgage Corp.	4.865%#	5/1/2035	2,127	2,232,402
Federal Home Loan Mortgage Corp.	4.936%#	7/1/2035	1,135	1,193,614
Federal Home Loan Mortgage Corp.(b)	5.00%	TBA	15,500	16,446,957
Federal Home Loan Mortgage Corp.	5.057%#	7/1/2036	2,869	3,036,156
Federal Home Loan Mortgage Corp.	5.557%#	6/1/2036	507	529,636
Federal Home Loan Mortgage Corp.	5.955%#	2/1/2037	5,007	5,311,539
Federal Home Loan Mortgage Corp.(b)	6.00%	TBA	13,200	14,338,500
Federal National Mortgage Assoc.	2.114%#	10/1/2035	521	541,593
Federal National Mortgage Assoc.(b)	4.00%	TBA	3,900	3,846,375
Federal National Mortgage Assoc.(b)	4.50%	TBA	15,000	15,292,965
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	43,554	46,882,741
Federal National Mortgage Assoc.(b)	5.50%	TBA	6,000	6,413,436
Federal National Mortgage Assoc.	5.665%#	12/1/2036	1,748	1,849,832
Federal National Mortgage Assoc.	5.806%#	8/1/2036	226	238,871
Federal National Mortgage Assoc.	5.886%#	10/1/2036	213	225,415
Federal National Mortgage Assoc.	6.00%	10/1/2038	7,166	7,839,336
Federal National Mortgage Assoc.	6.50%	1/1/2036	187	212,243

Total Government Sponsored Enterprises Pass-Throughs (cost $151,552,572)				152,747,398

MUNICIPAL BONDS 3.19%

Education 0.18%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	780	748,449
Univ of MA Bldg Auth Build America Bds	5.45%	11/1/2040	415	390,021

Total				1,138,470

General Obligation 0.16%

IL St(c)	5.877%	3/1/2019	998	1,001,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care 0.10%

CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	$630	$632,879

Housing 0.14%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	850	880,048

Other Revenue 0.53%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,245	1,245,996
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	670	673,209
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,470	1,438,851

Total				3,358,056

Sales Tax 0.26%

New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	825	800,382
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	869	880,836

Total				1,681,218

Transportation 1.07%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	460	470,364
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	485	490,679
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	160	153,861
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	890	873,286
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,470	1,466,237
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	925	899,396
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	680,738
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	435	438,510
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	200	200,068
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	427	427,171
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	720	742,601

Total				6,842,911

Utilities 0.75%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	630	607,629
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	440	471,051
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,165	1,116,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities (continued)

New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	$1,365	$1,407,970
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	465	463,177
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	742	742,771

Total				4,809,344

Total Municipal Bonds (cost $20,657,520)				20,344,519

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.71%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	913	917,853
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	2,005	2,156,591
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	187	187,287
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	2,358	2,482,077
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	55	55,311
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,670	1,689,226
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%#	10/12/2042	2,365	2,549,610
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.52%#	4/12/2038	598	598,119
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	845	891,734
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.441%#	2/15/2039	1,350	1,469,703
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	1,692	1,728,685
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1,994	2,073,567
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	435	434,514
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	1,127	1,134,329
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.174%#	3/10/2044	1,936	1,935,517
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.174%#	3/10/2044	1,150	1,235,171
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	685	693,295
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,614,675
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	947	947,821
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	2,071	2,122,616
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	990	991,392
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	2,000	2,160,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	$2,220	$2,310,158
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	1,500	1,575,331
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,535	1,561,415
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	2,475	2,643,333
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.803%#	6/15/2049	2,140	2,215,237
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	411	412,933
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	58	58,278
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	1,125	1,151,398
Merrill Lynch Floating Trust 2008-LAQA A1†	0.801%#	7/9/2021	2,130	2,037,324
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	2,258	2,333,040
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.211%#	11/12/2037	237	238,565
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	570	577,997
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	1,390	1,474,794
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	481	481,139
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,024	1,024,237
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	1,500	1,579,528
Morgan Stanley Capital I 2005-HQ7 A4	5.203%#	11/14/2042	1,600	1,731,775
Morgan Stanley Capital I 2005-HQ7 AAB	5.18%#	11/14/2042	1,360	1,422,902
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	144	143,845
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,205	1,204,618
NCUA Guaranteed Notes 2010-C1 A2	2.90%	10/29/2020	2,600	2,536,080
NCUA Guaranteed Notes 2010-C1 APT	2.65%	10/29/2020	5,461	5,318,400
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	921	922,187
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,050	1,122,412
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,240	1,260,262

Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,966,540)				68,407,181

PASS-THROUGH AGENCY 2.70%

Government National Mortgage Assoc.(b) (cost $17,186,117)	4.50%	TBA	16,700	17,245,355

U.S. TREASURY OBLIGATIONS 24.26%

U.S. Treasury Bond	4.25%	11/15/2040	15,847	15,203,216
U.S. Treasury Note	1.25%	2/15/2014	6,155	6,171,348
U.S. Treasury Note	1.375%	1/15/2013	34,908	35,393,431
U.S. Treasury Note	2.125%	2/29/2016	37,583	37,565,373
U.S. Treasury Note	2.375%	10/31/2014	22,257	22,949,059
U.S. Treasury Note	2.75%	12/31/2017	26,183	26,148,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	3.625%	2/15/2021	$11,352	$11,554,213

Total U.S. Treasury Obligations (cost $154,467,985)				154,984,869

Total Long-Term Investments (cost $667,750,962)				673,632,845

SHORT-TERM INVESTMENTS 8.95%

Repurchase Agreements

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $1,395,000 of Federal Home Loan Mortgage Corp. at 3.75% due 6/28/2013; value: $1,490,906; proceeds: $1,457,241			1,457	1,457,240
Repurchase Agreement dated 2/28/2011, 0.16% due 3/1/2011 with Bank of America Corp. collateralized by $56,200,400 of U.S. Treasury Bond at 4.50% due 2/15/2036; value: $56,983,150; proceeds: $55,694,248			55,694	55,694,000

Total Short-Term Investments (cost $57,151,240)				57,151,240

Total Investments in Securities 114.41% (cost $724,902,202)				730,784,085

Liabilities in Excess of Other Assets (14.41%)				(92,035,314)

Net Assets 100.00%				$638,748,771

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-DIVERSIFIED EQUITY STRATEGY FUND February 28, 2011

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.18%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	2,240,005	$27,619
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	1,195,088	36,797
Lord Abbett Developing Growth Fund, Inc. - Class I*(d)	377,050	9,121
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	1,333,029	18,382
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	723,969	18,222
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	1,718,551	22,032
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	1,073,141	14,724
Lord Abbett Stock Appreciation Fund - Class I*(h)	2,840,057	18,347
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(g)	1,094,518	18,355

Total Investments in Underlying Funds (cost $147,840,735)		183,599

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.60%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $1,135,000 of Federal National Mortgage Assoc. at 1.375% due 7/19/2013; value: $1,137,838; proceeds: $1,111,419 (cost $1,111,419)	$1,111	1,111

Total Investments in Securities 99.78% (cost $148,952,154)		184,710

Other Assets in Excess of Liabilities 0.22%		410

Net Assets 100.00%		$185,120

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-DIVERSIFIED INCOME STRATEGY FUND February 28, 2011

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.38%

Lord Abbett Bond Debenture Fund, Inc. - Class I(b)	5,752,836	$45,965
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	6,834,227	85,086
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(d)	1,001,722	6,802
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	1,621,022	15,286
Lord Abbett Investment Trust - High Yield Fund - Class I(b)	17,895,881	143,167
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	1,894,267	17,010
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	2,536,057	27,187

Total Investments in Underlying Funds (cost $319,179,806)		340,503

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.74%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $2,375,000 of Federal National Mortgage Assoc. at 4.375% due 3/15/2013; value: $2,585,781; proceeds: $2,530,043 (cost $2,530,042)	$2,530	2,530

Total Investments in Securities 100.12% (cost $321,709,848)		343,033

Liabilities in Excess of Other Assets (0.12%)		(408)

Net Assets 100.00%		$342,625

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.95%

CORPORATE BONDS 7.67%

Aerospace 0.10%

Alliant Techsystems, Inc.	6.875%	9/15/2020	$325	$337,594
GeoEye, Inc.	9.625%	10/1/2015	1,000	1,132,500
United Airlines, Inc.†	9.875%	8/1/2013	1,980	2,163,150

Total				3,633,244

Chemicals 0.30%

Celanese U.S. Holdings LLC†	6.625%	10/15/2018	2,000	2,095,000
CF Industries, Inc.	7.125%	5/1/2020	600	675,000
Chemtura Corp.†	7.875%	9/1/2018	500	535,000
DuPont Fabros Technology LP	8.50%	12/15/2017	1,500	1,661,250
Lyondell Chemical Co.†	8.00%	11/1/2017	4,500	5,076,562
Nalco Co.†	6.625%	1/15/2019	1,350	1,402,313

Total				11,445,125

Consumer Durables 0.10%

Cemex SAB de CV (Mexico)†(a)	9.00%	1/11/2018	1,000	1,040,000
Steelcase, Inc.	6.375%	2/15/2021	1,750	1,790,530
Thermadyne Holdings Corp.†	9.00%	12/15/2017	1,000	1,061,250

Total				3,891,780

Consumer Non-Durables 0.11%

Belden, Inc.	7.00%	3/15/2017	1,000	1,020,000
Elizabeth Arden, Inc.†	7.375%	3/15/2021	950	1,002,250
Hanesbrands, Inc.	3.831%#	12/15/2014	2,000	2,010,000

Total				4,032,250

Energy 0.53%

Chaparral Energy, Inc.†	8.25%	9/1/2021	1,850	1,887,000
Chesapeake Energy Corp.	6.625%	8/15/2020	650	685,750
Concho Resources, Inc.	7.00%	1/15/2021	450	472,500
CONSOL Energy, Inc.†	8.00%	4/1/2017	2,150	2,343,500
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	3,000	3,037,500
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	1,400	1,372,000
Forest Oil Corp.	8.50%	2/15/2014	250	279,375
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	1,150	1,227,625
MarkWest Energy Partners LP	6.75%	11/1/2020	500	515,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	2,000	2,035,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	525	561,750
Precision Drilling Corp. (Canada)†(a)	6.625%	11/15/2020	1,550	1,604,250
QEP Resources, Inc.	6.875%	3/1/2021	725	763,063
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	259,375
SM Energy Co.†	6.625%	2/15/2019	1,950	1,976,812
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	850	893,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy (continued)

Whiting Petroleum Corp.	6.50%	10/1/2018	$500	$521,250

Total				20,435,312

Financial 0.94%

Ally Financial, Inc.	8.30%	2/12/2015	1,175	1,329,219
CIT Group, Inc.	7.00%	5/1/2016	1,500	1,516,875
Equinox Holdings, Inc.†	9.50%	2/1/2016	1,800	1,964,250
Ford Motor Credit Co. LLC	5.75%	2/1/2021	3,000	2,967,207
International Lease Finance Corp.†	7.125%	9/1/2018	1,500	1,644,375
International Lease Finance Corp.†	8.75%	3/15/2017	5,100	5,839,500
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,170,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	700	724,500
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,000	1,110,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	1,500	1,605,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.25%	2/15/2021	2,500	2,518,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	1,500	1,560,000
SLM Corp.	6.25%	1/25/2016	1,500	1,539,109
Springleaf Finance Corp.	6.90%	12/15/2017	5,000	4,512,500
UPCB Finance III Ltd.†	6.625%	7/1/2020	5,000	5,006,250

Total				36,007,535

Food/Tobacco 0.12%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	1,150	1,167,250
Del Monte Corp.	7.50%	10/15/2019	250	305,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	825	861,094
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	2,150	2,207,136

Total				4,540,480

Forest Products 0.03%

Georgia-Pacific LLC†	8.25%	5/1/2016	250	283,125
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	500	537,500
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	100	108,250
Rock-Tenn Co.	9.25%	3/15/2016	125	138,125

Total				1,067,000

Gaming/Leisure 0.22%

Ameristar Casinos, Inc.	9.25%	6/1/2014	250	270,000
Belo Corp.	8.00%	11/15/2016	200	218,500
Boyd Gaming Corp.	7.125%	2/1/2016	500	481,250
Easton-Bell Sports, Inc.	9.75%	12/1/2016	500	565,000
FelCor Lodging LP	10.00%	10/1/2014	300	342,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure (continued)

Marina District Finance Co., Inc.†	9.875%	8/15/2018	$450	$471,375
MGM Resorts International†	9.00%	3/15/2020	250	274,375
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	400	428,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	375	381,563
Scientific Games International, Inc.	9.25%	6/15/2019	500	551,250
WMG Acquisition Corp.	9.50%	6/15/2016	500	535,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	3,000	3,187,500
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	750	804,375

Total				8,510,938

Healthcare 0.50%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	55,375
Capella Healthcare, Inc.†	9.25%	7/1/2017	175	189,000
Giant Funding Corp.†	8.25%	2/1/2018	2,370	2,447,025
HCA, Inc.	7.875%	2/15/2020	2,650	2,924,937
HCA, Inc.	9.875%	2/15/2017	250	282,500
Life Technologies Corp.	4.40%	3/1/2015	1,200	1,252,906
Mylan, Inc.†	7.625%	7/15/2017	1,000	1,103,750
Mylan, Inc.†	7.875%	7/15/2020	1,000	1,122,500
Select Medical Corp.	7.625%	2/1/2015	500	510,625
Universal Health Services, Inc.†	7.00%	10/1/2018	175	180,250
Valeant Pharmaceuticals International†	6.75%	8/15/2021	5,000	5,050,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	7.75%	2/1/2019	2,500	2,556,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,368,063

Total				19,043,181

Housing 0.29%

Building Materials Corp. of America†	7.00%	2/15/2020	500	529,375
Building Materials Corp. of America†	7.50%	3/15/2020	3,000	3,146,250
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	5,600	5,866,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,000	1,088,750
KB Home	9.10%	9/15/2017	450	483,750

Total				11,114,125

Information Technology 0.63%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	350	367,500
Avaya, Inc.†	7.00%	4/1/2019	5,000	4,975,000
Avaya, Inc.	9.75%	11/1/2015	2,000	2,080,000
Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,450	2,587,813
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,550	1,670,125
CommScope, Inc.†	8.25%	1/15/2019	3,825	3,987,562
Equinix, Inc.	8.125%	3/1/2018	800	872,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Information Technology (continued)

Freescale Semiconductor, Inc.†	9.25%	4/15/2018	$2,000	$2,240,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,400	2,760,000
NXP BV LLC (Netherlands)(a)	9.50%	10/15/2015	500	535,000
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	250	286,875
Seagate HDD Cayman†	6.875%	5/1/2020	1,600	1,576,000

Total				23,937,875

Manufacturing 0.31%

Actuant Corp.	6.875%	6/15/2017	500	520,000
Amsted Industries, Inc.†	8.125%	3/15/2018	1,000	1,080,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,000	1,012,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,806,250
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	980,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	892	918,760
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,390,625
SPX Corp.†	6.875%	9/1/2017	1,000	1,080,000

Total				11,788,135

Media/Telecommunications 1.61%

Allbritton Communications Co.	8.00%	5/15/2018	2,950	3,104,875
Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	550	596,750
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	500	554,375
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,875	1,917,187
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,000	1,083,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.†	8.625%	11/15/2017	1,350	1,434,375
Cinemark USA, Inc.	8.625%	6/15/2019	1,750	1,916,250
Citadel Broadcasting Corp.†	7.75%	12/15/2018	5,000	5,387,500
CSC Holdings LLC	8.50%	4/15/2014	250	281,250
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,000	2,100,000
DigitalGlobe, Inc.	10.50%	5/1/2014	250	285,313
Discovery Communications LLC	5.625%	8/15/2019	500	545,586
Entravision Communications Corp.	8.75%	8/1/2017	175	189,875
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	500	559,375
Gray Television, Inc.	10.50%	6/29/2015	1,650	1,761,375
Hughes Network Systems LLC	9.50%	4/15/2014	500	524,375
Hughes Network Systems LLC	9.50%	4/15/2014	500	524,375
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	257,500
Lamar Media Corp.	7.875%	4/15/2018	725	783,000
LIN Television Corp.	8.375%	4/15/2018	1,000	1,092,500
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,570,750
Mediacom Broadband LLC	8.50%	10/15/2015	4,005	4,185,225
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,067,500
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,000	1,061,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

Nextel Communications, Inc.	6.875%	10/31/2013	$500	$506,563
Nielsen Finance LLC/Nielsen Finance Co.†	7.75%	10/15/2018	3,000	3,258,750
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	725	754,000
Qwest Communications International, Inc.	8.00%	10/1/2015	500	548,125
Salem Communications Corp.	9.625%	12/15/2016	1,800	1,984,500
SBA Telecommunications, Inc.	8.25%	8/15/2019	250	276,875
Sprint Capital Corp.	6.90%	5/1/2019	5,000	5,068,750
Sprint Nextel Corp.	8.375%	8/15/2017	500	556,875
Universal City Development Partners Ltd.	8.875%	11/15/2015	775	850,562
Univision Communications, Inc.†	7.875%	11/1/2020	2,000	2,155,000
Univision Communications, Inc.†	8.50%	5/15/2021	2,700	2,828,250
Univision Communications, Inc. PIK†	9.75%	3/15/2015	65	65,000
Virgin Media Finance plc (United Kingdom)†(a)	8.375%	10/15/2019	500	569,375
Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%	1/15/2021	500	506,927
Virgin Media Secured Finance plc (United Kingdom)(a)	6.50%	1/15/2018	5,000	5,500,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	461,000
Windstream Corp.	7.00%	3/15/2019	1,000	1,005,000

Total				61,679,863

Metals/Minerals 0.30%

AK Steel Corp.	7.625%	5/15/2020	675	691,875
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	250	229,063
Arch Coal, Inc.	7.25%	10/1/2020	200	213,500
Arch Coal, Inc.	8.75%	8/1/2016	1,000	1,121,250
Associated Materials LLC†	9.125%	11/1/2017	400	433,500
Atkore International, Inc.†	9.875%	1/1/2018	400	437,500
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	500	535,946
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	1,500	1,507,500
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	5,000	5,150,000
Valmont Industries, Inc.	6.625%	4/20/2020	1,250	1,314,507

Total				11,634,641

Retail 0.25%

Claire’s Escrow Corp.†	8.875%	3/15/2019	2,250	2,269,687
Ingles Markets, Inc.	8.875%	5/15/2017	1,000	1,080,000
Levi Strauss & Co.	8.875%	4/1/2016	750	788,438
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,065,000
QVC, Inc.†	7.125%	4/15/2017	1,350	1,447,875
QVC, Inc.†	7.375%	10/15/2020	1,350	1,437,750
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,500	1,638,750

Total				9,727,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service 0.33%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625%	3/15/2018	$250	$280,625
Corrections Corp. of America	7.75%	6/1/2017	500	550,000
Fidelity National Information Services, Inc.	7.625%	7/15/2017	400	443,000
First Data Corp.†	8.875%	8/15/2020	2,000	2,200,000
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	2,000	2,055,000
Hertz Corp. (The)†	6.75%	4/15/2019	4,000	4,100,000
Hertz Corp. (The)†	7.50%	10/15/2018	175	186,156
PHH Corp.†	9.25%	3/1/2016	140	152,600
Rental Service Corp.†	8.25%	2/1/2021	500	531,250
Travelport LLC	9.875%	9/1/2014	1,000	981,250
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	1,100	1,045,000

Total				12,524,881

Transportation 0.45%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,415	1,535,275
Dana Holding Corp.	6.50%	2/15/2019	3,000	3,045,000
Dana Holding Corp.	6.75%	2/15/2021	2,000	2,035,000
Florida East Coast Railway Corp.†	8.125%	2/1/2017	2,275	2,388,750
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	250	286,250
Navistar International Corp.	8.25%	11/1/2021	2,700	3,003,750
Oshkosh Corp.	8.50%	3/1/2020	1,000	1,132,500
Stanadyne Corp.	10.00%	8/15/2014	1,000	1,040,000
Tenneco, Inc.†	6.875%	12/15/2020	575	599,437
TRW Automotive, Inc.†	7.25%	3/15/2017	1,000	1,110,000
TRW Automotive, Inc.†	8.875%	12/1/2017	800	909,000

Total				17,084,962

Utility 0.55%

Calpine Corp.†	7.25%	10/15/2017	5,003	5,265,657
Calpine Corp.†	7.875%	1/15/2023	8,000	8,230,000
Continental Resources, Inc.	7.375%	10/1/2020	500	540,000
Continental Resources, Inc.	8.25%	10/1/2019	500	553,750
Covanta Holding Corp.	7.25%	12/1/2020	4,000	4,221,048
Dycom Investments, Inc.†	7.125%	1/15/2021	250	256,563
Dynegy Holdings, Inc.	8.375%	5/1/2016	500	403,750
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	1,450	1,484,437

Total				20,955,205

Total Corporate Bonds (cost $279,000,221)				293,054,032

FLOATING RATE LOANS(b) 92.28%

Aerospace 2.13%

Data Device Corp. Term Loan B	7.25%	12/6/2016	4,000	4,001,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Aerospace (continued)

Delta Air Lines, Inc. Secured Term Loan	8.75%	9/27/2013	$1,980	$1,996,568
Delta Air Lines, Inc. Term Loan A	2.198%-2.264%	4/30/2012	7,561	7,539,366
DynCorp International LLC Term Loan B	6.25%	7/5/2016	18,649	18,858,548
Hawker Beechcraft Acquisition Co. LLC Add on Term Loan	10.50%	3/26/2014	494	504,242
SI Organization, Inc. (The) Term Loan B	5.00%	11/19/2016	7,150	7,230,438
TASC, Inc. Term Loan A	5.50%	12/18/2014	774	778,112
TASC, Inc. Term Loan B	5.75%	12/18/2015	5,782	5,812,919
Transdigm, Inc. New Term Loan B	5.25%	2/14/2017	15,000	15,129,690
United Airlines, Inc. Term Loan B	2.313%	2/3/2014	19,634	19,414,858

Total				81,266,409

Chemicals 3.91%

Celanese U.S. Holdings LLC Dollar Term Loan	1.803%	4/2/2014	1,919	1,927,725
Celanese U.S. Holdings LLC Extended Term Loan C	3.303%	10/31/2016	1,904	1,922,705
CF Industries, Inc. Term Loan B1	4.25%	4/6/2015	1,545	1,554,721
Chemtura Corp. Exit Term Loan B	5.50%	8/27/2016	15,560	15,722,089
General Chemical Corp. Tranche B Term Loan	6.75%-7.250%	10/6/2015	13,466	13,735,575
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	4,481	4,536,713
Huntsman International LLC New Term Loan	1.783%-1.804%	4/21/2014	3,000	2,996,250
Huntsman International LLC Term Loan C	2.512%-2.533%	6/30/2016	748	750,557
INEOS U.S. Finance LLC Term Loan B2	7.501%	12/16/2013	2,343	2,422,050
INEOS U.S. Finance LLC Term Loan C2	8.001%	12/16/2014	2,680	2,770,540
Lyondell Chemical Co. Exit Term Loan	5.50%	4/8/2016	168	168,585
Momentive Performance Materials, Inc. Term Loan B	3.813%	12/4/2013	14,967	14,821,744
Momentive Specialty Chemicals, Inc. Extended Term Loan C1	4.063%	5/5/2015	2,366	2,368,895
Momentive Specialty Chemicals, Inc. Extended Term Loan C2	4.063%	5/5/2015	1,023	1,023,887
Momentive Specialty Chemicals, Inc. Extended Term Loan C4	4.063%	5/5/2015	1,441	1,442,764
Momentive Specialty Chemicals, Inc. Term Loan C1	2.563%	5/6/2013	2,103	2,093,978
Momentive Specialty Chemicals, Inc. Term Loan C2	2.563%	5/6/2013	897	893,836
Nexeo Solutions LLC Term Loan B	5.00%	8/25/2017	11,250	11,303,910
Rockwood Specialties Group, Inc. New Term Loan B	3.75%	2/9/2018	5,000	5,064,585
Solutia, Inc. Term Loan B	4.50%	3/17/2017	13,292	13,354,345
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	29,285	29,625,438
Univar, Inc. Term Loan B	5.00%	7/3/2017	18,667	18,762,912

Total				149,263,804

Consumer Durables 0.18%

UCI International, Inc. New Term Loan B	5.50%	7/26/2017	7,000	7,045,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Non-Durables 1.88%

Clopay Ames True Temper Holding Corp. 1st Lien Term Loan	7.75%	9/28/2016	$3,555	$3,572,775
Jarden Corp. Term Loan B4	3.553%	1/26/2015	1,411	1,422,047
Levi Strauss & Co. Term Loan	2.51%	3/27/2014	1,935	1,912,022
NBTY, Inc. New Term Loan B	4.25%	7/14/2017	15,567	15,663,959
NBTY, Inc. Term Loan B	6.25%	10/2/2017	9,000	9,117,189
Phillips-Van Heusen Corp. Term Loan B	5.25%	5/6/2016	8,863	8,863,444
Reynolds Group Holdings, Inc. Tranche E Term Loan	4.25%	2/9/2018	21,000	21,157,500
Sensus Metering Systems, Inc. Term Loan B3	7.00%	6/3/2013	6,537	6,581,496
Visant Corp. Term Loan B	7.00%	12/22/2016	3,591	3,633,255

Total				71,923,687

Energy 0.04%

CGGVeritas Services, Inc. Term Loan B1	4.50%	1/12/2014	1,447	1,443,197

Financial 5.83%

AGFS Funding Co. Term Loan B	7.25%	4/21/2015	36,500	36,921,904
Alliant Holdings I, Inc. Term Loan B	3.303%	8/21/2014	1,880	1,832,633
Alliant Holdings I, Inc. Term Loan D	6.75%	8/21/2014	1,800	1,831,500
AWAS Capital, Inc. New 1st Lien Term Loan	7.75%	6/10/2016	13,528	13,942,295
CIT Group, Inc. Term Loan 3	6.25%	8/11/2015	37,235	37,812,972
CNO Financial Group, Inc. New Term Loan B	7.50%	9/30/2016	24,700	24,905,825
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,229,943
Fortress Investment Group LLC Term Loan B	5.75%	9/30/2015	11,199	11,402,091
Green Tree Credit Solutions Term Loan B	8.00%	12/18/2015	9,542	9,625,769
HUB International Holdings, Inc. Add on Term Loan B	6.75%	6/13/2014	3,950	3,987,031
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	24,736	24,996,191
Munder Capital Management Term Loan	6.00%	3/22/2015	1,865	1,837,025
Nuveen Investments, Inc. 1st Lien Term Loan	3.303%-3.304%	11/13/2014	18,889	18,400,749
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,476,980
Nuveen Investments, Inc. Extended Term Loan	5.788%-5.813%	5/12/2017	13,970	13,967,274
Royalty Pharma Finance Trust Term Loan B	2.553%	4/16/2013	7,531	7,554,509
USI Holdings Corp. Incremental Term loan	7.00%	5/5/2014	2,469	2,468,750
USI Holdings Corp. Term Loan	2.76%	5/5/2014	2,458	2,445,686

Total				222,639,127

Food/Tobacco 5.51%

ARAMARK Corp. Synthetic Letter of Credit	2.136%	1/27/2014	440	440,452
ARAMARK Corp. Term Loan	2.178%	1/27/2014	6,280	6,284,383
Burger King Corp. New Term Loan B	4.50%	10/19/2016	19,000	19,128,649
Darling International Inc. Term Loan	5.00%-5.750%	12/16/2016	3,627	3,669,733
Dave & Buster’s, Inc. New Term Loan	6.00%	6/1/2016	3,573	3,597,564
Dean Foods Co. Extended Term Loan A	3.27%	4/2/2014	3,000	2,984,235
Dean Foods Co. Tranche A Term Loan	1.27%	4/2/2012	925	921,064
Del Monte Corp. Term Loan	4.50%	2/26/2018	41,350	41,679,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food/Tobacco (continued)

Denny’s, Inc. Term Loan B	6.50%	9/20/2016	$12,560	$12,693,299
DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	17,650	17,796,160
Dole Food Co., Inc. Term Loan B	5.00%-5.50%	3/2/2017	5,693	5,748,243
Dole Food Co., Inc. Term Loan C	5.00%-5.50%	3/2/2017	14,141	14,277,199
Dunkin’ Brands, Inc. New Term Loan B	5.75%	11/29/2017	26,625	26,841,328
OSI Restaurant Partners LLC Revolver	2.552%-2.563%	6/14/2013	568	560,166
OSI Restaurant Partners LLC Term Loan B	2.625%	6/14/2014	4,849	4,779,556
Pinnacle Foods Group, Inc. Tranche B Term Loan	2.76%	4/2/2014	6,382	6,377,527
Pinnacle Foods Group, Inc. Tranche D Term Loan	6.00%	4/2/2014	9,157	9,262,424
Savers, Inc. Term Loan B	5.75%	3/11/2016	6,948	7,002,503
SUPERVALU, INC. Extended Term Loan B2	3.512%	10/5/2015	574	575,384
SUPERVALU, INC. Term Loan B1	1.637%	6/1/2012	2,324	2,314,436
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	13,731	13,881,190
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan	5.50%-5.75%	2/11/2016	3,599	3,629,947
Wm. Bolthouse Farms, Inc. New 2nd Lien Term Loan	7.50%	8/11/2016	6,000	6,088,752

Total				210,533,712

Forest Products/Containers 2.18%

Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	7,770	7,821,418
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	2,035,000
BWAY Corp. Canadian Term Loan C	4.50%-5.50%	2/17/2018	768	764,118
BWAY Corp. New Term Loan B	4.50%	2/17/2018	13,175	13,265,479
Georgia-Pacific LLC New Term Loan B	2.302%-2.303%	12/21/2012	1,728	1,731,042
Georgia-Pacific LLC New Term Loan C	3.552%-3.553%	12/23/2014	5,316	5,338,031
Georgia-Pacific LLC Term Loan B2	2.303%	12/20/2012	11,047	11,069,291
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	5,204	5,254,921
Graham Packaging Co. LP Term Loan D	6.00%	9/23/2016	6,484	6,558,430
Graphic Packaging International, Inc. Term Loan C	3.053%	5/16/2014	9,672	9,712,474
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.75%	7/15/2016	19,517	19,712,170

Total				83,262,374

Gaming/Leisure 3.99%

24 Hour Fitness Worldwide, Inc. New Term Loan	6.75%	4/22/2016	10,348	10,128,105
Ameristar Casinos, Inc. Initial Term Loan	3.553%	11/10/2012	4,948	4,964,928
CCM Merger, Inc. New Term Loan B	7.25%	2/11/2017	9,000	9,137,817
CCM Merger, Inc. Term Loan B	8.50%	7/13/2012	7,294	7,358,617
Green Valley Ranch Gaming LLC 1st Lien Term Loan B(c)(d)	2.283%	2/16/2014	1,987	1,727,754
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(c)(d)	7.25%	8/16/2014	1,000	23,763
Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,960	4,210,799
Harrah’s Operating Co., Inc. Term Loan B1	3.288%	1/28/2015	7,000	6,518,729
Harrah’s Operating Co., Inc. Term Loan B2	3.288%	1/28/2015	24,229	22,515,424
Harrah’s Operating Co., Inc. Term Loan B3	3.288%-3.289%	1/28/2015	3,953	3,681,302
Harrah’s Propco Senior Note	3.303%	2/13/2013	5,000	4,291,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure (continued)

IMG Worldwide, Inc. Term Loan B	7.25%	6/15/2015	$17,422	$17,437,006
Isle of Capri Casinos, Inc. New Delayed Draw Term Loan A	5.00%	11/25/2013	797	797,466
Isle of Capri Casinos, Inc. New Delayed Draw Term Loan B	5.00%	11/25/2013	906	906,692
Isle of Capri Casinos, Inc. New Term Loan B	5.00%	11/25/2013	4,264	4,268,873
Las Vegas Sands LLC Delayed Draw Term Loan	2.04%	5/23/2014	509	506,851
Las Vegas Sands LLC Extended Delayed Draw Term Loan	3.04%	11/23/2016	1,689	1,685,605
Las Vegas Sands LLC Extended Term Loan B	3.04%	11/23/2016	8,105	8,084,663
Las Vegas Sands LLC Term Loan B	2.04%	5/23/2014	7,471	7,433,161
MGM Mirage Class C Term Loan	7.00%	2/21/2014	6,976	6,884,899
MGM Mirage Class E Term Loan	7.00%	2/21/2014	12,742	12,583,680
Penn National Gaming, Inc. Term Loan B	2.01%-2.06%	10/3/2012	6,000	5,995,416
Seminole Tribe of Florida Delayed Draw Term Loan B2	1.813%	3/5/2014	2,144	2,138,865
Seminole Tribe of Florida Delayed Draw Term Loan B3	1.813%	3/5/2014	1,081	1,078,753
Town Sports International, Inc. Term Loan	2.125%	2/27/2014	3,003	2,905,429
Wynn Las Vegas LLC New Term Loan B	3.27%	8/17/2015	5,000	4,995,835

Total				152,262,097

Healthcare 9.49%

Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	6,935	6,993,480
Aveta Holdings LLC Term Loan MMM	8.50%	4/14/2015	4,877	4,913,800
Aveta Holdings LLC Term Loan NAMM	8.50%	4/14/2015	4,877	4,913,800
Axcan Pharma, Inc. Term Loan B	5.50%	2/10/2017	11,000	11,053,284
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.512%	4/24/2015	2,851	2,860,953
Bausch & Lomb, Inc. Term Loan	3.512%-3.553%	4/24/2015	11,766	11,805,380
Biomet, Inc. Term Loan B	3.262%-3.303%	3/25/2015	19,376	19,403,489
Butler Animal Health Supply LLC Term Loan	5.50%	12/31/2015	2,228	2,246,991
CareStream Health, Inc. Term Loan B	5.00%	8/25/2012	9,000	8,955,801
Catalent Pharma Solutions Dollar Term Loan	2.512%	4/10/2014	5,054	5,003,822
Community Health Systems, Inc. Extended Term Loan B	3.762%-3.811%	1/25/2017	9,980	10,026,746
Community Health Systems, Inc. Non Extended Delayed Draw Term Loan	2.512%-2.561%	7/25/2014	1,510	1,500,298
Community Health Systems, Inc. Non Extended Term Loan	2.512%-2.561%	7/25/2014	30,022	29,834,663
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	9,500	9,567,213
DaVita, Inc. New Term Loan A	3.02%	10/20/2015	2,000	2,007,314
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	11,300	11,410,898
Fresenius U.S. Finance I, Inc. Term Loan C1	4.50%	9/10/2014	3,725	3,755,660
Fresenius U.S. Finance I, Inc. Term Loan C2	4.50%	9/10/2014	2,202	2,219,549
Grifols, Inc. Term Loan B	6.00%	6/4/2016	13,116	13,299,064
Hanger Orthopedic Group, Inc. Term Loan B	5.25%	11/17/2016	6,600	6,690,750
HCA, Inc. Extended Term Loan B2	3.553%	3/31/2017	10,057	10,109,844
HCA, Inc. Term Loan A	1.553%	11/19/2012	17,000	16,937,185
HCA, Inc. Term Loan B	2.553%	11/18/2013	35,764	35,706,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)

Health Management Associates, Inc. Term Loan B	2.053%	2/28/2014	$14,412	$14,342,187
IASIS Healthcare Corp. Delayed Draw Term Loan	2.262%	3/14/2014	474	473,418
IASIS Healthcare Corp. Synthetic Letter of Credit	2.266%	3/14/2014	130	129,482
IASIS Healthcare Corp. Term Loan B	2.262%	3/14/2014	1,370	1,367,773
IASIS Healthcare Corp. Term Loan PIK	5.554%	6/13/2014	1,643	1,622,387
IMS Health, Inc. Term Loan B	5.25%	2/26/2016	11,883	12,019,034
MedAssets, Inc. New Term Loan	5.25%	11/16/2016	3,600	3,634,499
MultiPlan, Inc. Term Loan B	6.50%	8/26/2017	10,817	10,901,823
Mylan Laboratories, Inc. Term Loan B	3.563%	10/2/2014	2,027	2,041,952
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	16,500	16,328,119
Radnet Management, Inc. Term Loan	5.75%-6.00%	4/1/2016	3,970	3,986,130
RehabCare Group, Inc. Term Loan B	6.00%	11/24/2015	8,995	9,064,333
Select Medical Corp. Extended Incremental Term Loan	4.064%-6.00%	8/22/2014	1,421	1,432,529
Select Medical Corp. Extended Term Loan B	4.064%-6.00%	8/22/2014	2,463	2,476,959
Universal Health Services, Inc. Term Loan B	5.50%	11/15/2016	5,000	5,058,315
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	17,888	18,062,149
VWR Funding, Inc. Term Loan	2.762%	6/30/2014	3,637	3,627,701
Warner Chilcott plc Additional Term Loan	6.25%	4/30/2015	3,808	3,843,580
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	11,099	11,136,148
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015	2,194	2,213,232
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	3,654	3,685,431
WC Luxco S.A.R.L. Term Loan A1	4.512%	8/20/2014	975	978,758
WC Luxco S.A.R.L. Term Loan B3	6.50%	2/22/2016	2,801	2,828,594

Total				362,470,940

Housing 2.01%

Armstrong World Industries, Inc. Term Loan B	5.00%	5/23/2017	6,300	6,388,956
Atrium Cos., Inc. Exit Term Loan B	7.00%	4/29/2016	12,925	12,989,625
Building Materials Corp. of America 1st Lien Term Loan	3.063%	2/24/2014	1,088	1,093,508
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	8,863	8,940,261
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	28,775	29,076,171
Realogy Corp. Delayed Draw Term Loan	5.25%	10/10/2013	7,964	7,676,011
Realogy Corp. Extended Letter of Credit	4.513%	10/10/2016	530	510,054
Realogy Corp. Extended Term Loan	4.562%	10/10/2016	3,123	3,007,279
Realogy Corp. Letter of Credit	3.26%	10/10/2013	787	758,122
Realogy Corp. Term Loan	5.25%	10/10/2013	6,637	6,397,292

Total				76,837,279

Information Technology 7.79%

Aspect Software, Inc. New Term Loan B	6.25%	4/19/2016	8,024	8,103,735
Avaya, Inc. Term Loan	3.061%	10/24/2014	39,458	38,369,275
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	547,005
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/16/2016	5,912	6,022,409
BNY ConvergEx Group LLC Top Borrower 2nd Lien Term Loan	8.75%	12/30/2017	1,268	1,303,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Information Technology (continued)

BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	$14,088	$14,352,591
CCC Information Services, Inc. New Term Loan B	5.50%	11/11/2015	4,800	4,858,502
CDWC LLC Extended Term Loan B	5.264%	7/10/2017	10,000	10,048,094
CDWC LLC New Term Loan	4.00%	7/10/2017	3,849	3,830,006
CommScope, Inc. New Term Loan B	5.00%	1/14/2018	43,500	44,215,923
Freescale Semiconductor, Inc. Extended Term Loan B	4.51%	12/1/2016	41,691	41,716,849
Global Cash Access LLC Term Loan B	7.00%	2/17/2016	3,000	3,033,750
Intersil Corp. Term Loan	4.75%	4/27/2016	5,572	5,612,397
Property Data (U.S.) I, Inc. Term Loan	7.00%	12/21/2016	9,000	9,022,500
Microsemi Corp. Term Loan B	5.00%	11/2/2017	6,600	6,633,000
MSCI, Inc. New Term Loan	4.75%	6/1/2016	15,217	15,336,147
Nuance Communications, Inc. Term Loan B1	2.01%	3/29/2013	978	975,942
Scitor Corp. Term Loan B	5.75%	2/15/2017	9,300	9,299,768
Serena Software, Inc. Extended Term	4.31%	3/11/2016	7,000	7,000,000
Serena Software, Inc. Term Loan B	2.303%	3/10/2013	4,385	4,386,537
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	8,618	8,314,825
SunGard Data Systems, Inc. Add on Term Loan	3.763%	2/26/2014	15,300	15,419,539
SunGard Data Systems, Inc. Tranche A Term Loan	2.013%-2.014%	2/28/2014	18,552	18,500,508
SunGard Data Systems, Inc. Tranche B Term Loan	3.912%-3.937%	2/26/2016	14,353	14,420,848
Telcordia Technologies, Inc. Term Loan B	6.75%	4/9/2016	6,188	6,253,912

Total				297,577,682

Manufacturing 2.40%

Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.563%	2/7/2014	3,729	3,704,256
Bucyrus International, Inc. Term Loan C	4.25%	2/19/2016	22,488	22,634,051
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	5,054	5,035,003
Itron, Inc. Dollar Term Loan	3.77%	4/18/2014	2,659	2,677,787
JohnsonDiversey, Inc. Term Loan B	5.25%	11/24/2015	12,337	12,367,501
Manitowoc Co., Inc. (The) Term Loan A	5.313%	11/6/2013	1,418	1,427,872
Manitowoc Co., Inc. (The) Term Loan B	8.00%	11/6/2014	1,802	1,823,177
Pinafore LLC New Term Loan B	4.25%	9/26/2016	26,375	26,532,018
Rexnord Corp. Term Loan B	2.813%	7/19/2013	4,456	4,459,921
Veyance Technologies, Inc. Delayed Draw Term Loan	2.77%	7/31/2014	1,966	1,844,716
Veyance Technologies, Inc. Initial Term Loan	2.77%	7/31/2014	9,797	9,191,184

Total				91,697,486

Media/Telecommunications 17.97%

Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	20,862	21,022,173
Affinion Group, Inc. Tranche B Term Loan	5.00%	10/10/2016	5,000	4,987,500
Alaska Communications Systems Holding, Inc. Term Loan B	5.50%	10/21/2016	16,000	16,120,000
Atlantic Broadband Finance LLC Term Loan B	5.00%	11/27/2015	5,581	5,595,228
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	22,000	22,204,732
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	9,410	9,530,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

CCO Holdings LLC 3rd Lien Term Loan	2.762%	9/6/2014	$19,147	$18,973,657
Cedar Fair LP New Term Loan B	4.00%	12/15/2017	14,924	14,941,370
Cengage Learning Acquisitions, Inc. Term Loan	2.55%	7/3/2014	12,392	11,959,407
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental Term Loan	7.50%	7/3/2014	6,933	6,997,130
Cequel Communications LLC New Term Loan	2.263%	11/5/2013	1,348	1,348,283
Charter Communications Operating LLC Extended Term Loan	3.56%	9/6/2016	18,962	19,064,582
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	2,207	2,232,960
Charter Communications Operating LLC Replacement Term Loan	2.27%	3/6/2014	8,437	8,428,141
Cinemark USA, Inc. Extended Term Loan	3.52% - 3.57%	4/29/2016	5,582	5,629,451
Citadel Broadcasting Corp. New Term Loan B	4.25%	12/30/2016	4,752	4,778,730
Clear Channel Communication Delayed Draw Term Loan 2	3.912%	1/29/2016	3,856	3,489,772
Clear Channel Communication Term Loan A	3.66%	7/29/2014	17,460	16,809,981
Clear Channel Communication Term Loan B	3.912%	1/28/2016	32,993	30,303,804
Consolidated Communications, Inc. Delayed Draw Term Loan	2.76%	12/31/2014	1,000	995,000
Consolidated Communications, Inc. Term Loan B	2.76%	12/31/2014	1,000	995,000
CSC Holdings LLC Incremental Term Loan B	2.012%	3/29/2013	2,992	2,993,083
CSC Holdings LLC Incremental Term Loan B2	2.012%	3/29/2016	1,974	1,989,517
CSC Holdings LLC Term Loan A1	1.01%	2/24/2012	3,380	3,380,066
Entercom Communication LLC Term Loan A	1.125% - 3.375%	6/30/2012	6,327	6,274,202
FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	18,431	18,472,231
Getty Images, Inc. New Term Loan	5.25%	11/7/2016	12,569	12,757,027
Global Tel*Link Corp. Incremental Term Loan	7.25%	11/10/2016	6,671	6,720,781
Gray Television, Inc. Term Loan B	3.77%	12/31/2014	19,740	19,656,851
Hughes Network Systems LLC Term Loan	2.813%	4/15/2014	2,500	2,493,750
Insight Midwest Holdings LLC Initial Term Loan	2.01% - 2.05%	4/7/2014	2,988	2,984,107
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	4,975	5,051,182
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	5.25%	4/2/2018	44,500	44,917,187
Knology, Inc. New Term Loan B	4.00%	2/18/2017	11,200	11,270,000
Lamar Media Corp. Term Loan B	4.25%	12/30/2016	16,222	16,358,618
Level 3 Financing, Inc. Tranche A Term Loan	2.553%	3/13/2014	7,000	6,847,603
LIN Television Corp. Delayed Draw Term Loan	4.06%	11/4/2011	363	362,974
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	16,887	17,006,941
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,746	12,830,978
Mediacom Illinois LLC Tranche D Term Loan	5.50%	3/31/2017	2,963	2,992,125
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,328	14,363,820
MetroPCS Wireless, Inc. Extended Term Loan B	3.813%	11/4/2016	3,169	3,190,550
MetroPCS Wireless, Inc. Term Loan B	2.563%	11/4/2013	568	567,665
NextMedia Operating, Inc. New Term Loan B	8.25%	5/27/2016	2,233	2,240,104
Nielsen Finance LLC Term Loan Class A	2.264%	8/9/2013	5,530	5,535,071
Nielsen Finance LLC Term Loan Class B	4.014%	5/2/2016	12,111	12,200,918
Nielsen Finance LLC Term Loan Class C	3.764%	5/2/2016	13,250	13,322,139
Quad/Graphics, Inc. Term Loan B	5.50%	4/14/2016	5,953	5,945,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

Rovi Solutions Corp. Tranche B Term Loan	4.00%	2/17/2018	$13,500	$13,660,312
Sinclair Television Group, Inc. New Term Loan B	5.50%	10/29/2015	9,784	9,908,465
Six Flags Theme Parks, Inc. Add on Term Loan B	5.50%	6/30/2016	9,756	9,868,760
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	15,333	15,534,583
Telesat Canada U.S. Term Loan I (Canada)(b)	3.27%	10/31/2014	5,906	5,907,982
Telesat Canada U.S. Term Loan II (Canada)(b)	3.27%	10/31/2014	507	507,474
TowerCo Finance LLC Term Loan B	5.25%	2/2/2017	7,200	7,258,500
Tribune Co. Term Loan B(c)	Zero Coupo	n	6/4/2014	27,000	19,372,500
U.S. Telepacific Corp. New Term Loan B	5.75%	2/23/2017	4,000	4,033,752
Universal City Development Partners Ltd. New Term Loan B	5.50%	11/6/2014	11,949	12,100,725
Univision Communications, Inc. Extended Term Loan	4.512%	3/31/2017	30,396	29,720,590
Univision Communications, Inc. Initial Term Loan	2.512%	9/29/2014	27,581	26,970,517
Weather Channel New Term Loan B	4.25%	2/13/2017	28,000	28,318,500
West Corp. Term Loan B2	2.658% - 2.832%	10/24/2013	5,028	5,025,101
West Corp. Term Loan B4	4.533% - 4.707%	7/15/2016	953	963,491
West Corp. Term Loan B5	4.553% - 4.707%	7/15/2016	2,806	2,832,090
WideOpenWest Finance LLC New Add on Term Loan	6.762%	6/28/2014	7,700	7,738,500
WideOpenWest Finance LLC Term Loan B	2.764% - 4.75%	6/28/2014	3,181	2,995,953
Windstream Corp. Tranche B2 Term Loan	3.06%	12/17/2015	3,957	3,981,450
Zuffa LLC Term Loan B	2.313%	6/19/2015	495	486,212

Total	686,317,530

Metals/Minerals 1.43%

Fairmount Minerals Ltd. Term Loan B	6.25% - 6.75%	8/5/2016	3,518	3,563,636
Global Brass & Copper Term Loan B	10.25% -10.50%	7/29/2015	4,488	4,690,184
John Maneely Co. Term Loan	3.553%	12/9/2013	10,894	10,862,408
Noranda Aluminum Acquisition Corp. Term Loan B	2.012%	5/18/2014	1,109	1,107,425
Novelis, Inc. New Term Loan B	5.25%	12/19/2016	24,500	24,854,368
Oxbow Carbon & Mineral Holdings LLC Extended Term Loan B	3.76% -3.803%	5/8/2016	9,541	9,648,300

Total	54,726,321

Retail 7.21%

Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015	13,209	13,324,095
Burlington Coat Factory Warehouse Corp. Term Loan B	6.25%	2/18/2017	26,000	26,162,500
Claire’s Stores, Inc. Term Loan B	3.054% -5.00%	5/29/2014	8,710	8,515,763
Dollar General Corp. Tranche B-1 Term Loan	3.012% -3.054%	7/7/2014	3,926	3,936,646
Dollar General Corp. Tranche B-2 Term Loan	3.012% -3.014%	7/7/2014	6,000	6,015,684
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	12/16/2016	20,000	20,162,500
Gymboree Corp. New Term Loan	5.00%	2/23/2018	14,500	14,581,563
J.Crew Operating Corp. New Term Loan B	4.75%	1/26/2018	38,000	38,059,394
Leslie’s Poolmart, Inc. Term Loan	6.00%	11/21/2016	10,000	10,112,500
Leslie’s Poolmart, Inc. Term Loan B	4.75%	11/30/2017	11,200	11,291,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail (continued)

Michael Foods Group, Inc. Term Loan	4.25%	2/18/2018	$19,000	$19,193,952
Michaels Stores, Inc. Term Loan B1	2.563%-2.625%	10/31/2013	7,037	7,029,755
Michaels Stores, Inc. Term Loan B2	4.813%-4.875%	7/31/2016	15,929	16,103,632
Neiman-Marcus Group, Inc. (The) Extended Term Loan B2	4.303%	4/6/2016	6,000	6,044,568
Neiman-Marcus Group, Inc. (The) Term Loan B	2.263%-2.303%	4/5/2013	9,519	9,506,022
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	17,000	17,095,625
Phillips-Van Heusen Corp. Tranche B Term Loan	4.75%	5/31/2016	3,800	3,822,960
Pilot Travel Centers LLC Term Loan B	5.25%	6/30/2016	4,292	4,344,322
Rite Aid Corp. Term Loan B	2.02%	6/4/2014	5,000	4,852,500
Rite Aid Corp. Tranche 3 Term Loan	6.00%	6/4/2014	8,919	8,952,369
Sally Holdings LLC Term Loan B	2.51%	11/15/2013	5,026	5,040,002
Toys “R” Us, Inc. New Term Loan	6.00%	9/1/2016	20,203	20,411,846
Yankee Candle Co., Inc. (The) Term Loan B	2.27%	2/6/2014	981	980,416

Total				275,539,614

Service 12.64%

Acosta, Inc. Term Loan	4.75%	2/15/2018	26,300	26,552,033
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	3,000	3,069,999
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	25,800	26,039,476
Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	11,050	11,153,461
Altegrity, Inc. Incremental Term Loan	7.75%	2/21/2015	6,716	6,875,761
Altegrity, Inc. Term Loan	3.054%	2/21/2015	2,773	2,757,760
Asurion Corp. 1st Lien Term Loan	3.263% -3.312%	7/3/2014	8,209	8,096,496
Asurion Corp. 2nd Lien Term Loan	6.764%	7/3/2015	4,333	4,303,439
Asurion Corp. Tranche B Term Loan	6.75%	3/31/2015	22,400	22,740,010
Autotrader.com, Inc. New Tearm Loan B	4.75%	12/11/2016	10,750	10,852,974
Avis Budget Car Rental LLC New Term Loan	5.75%	4/19/2014	6,685	6,730,440
Booz Allen Hamilton Inc. Term Loan A	3.50%	2/1/2016	5,000	5,018,750
Booz Allen Hamilton Inc. Term Loan B	4.00%	8/2/2017	3,400	3,442,500
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	11,500	11,768,329
Ceridian Corp. Term Loan	3.262%	11/10/2014	13,948	13,775,017
Dealer Computer Services, Inc. Term Loan B	5.25%	4/21/2017	18,268	18,423,212
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,851	9,998,139
Fidelity National Information Solutions, Inc. Term Loan B	5.25%	7/18/2016	18,953	19,167,535
Fifth Third Processing Solutions LLC Term Loan B	5.50%	11/3/2016	17,000	17,174,250
First Data Corp. Term Loan B1	3.012%	9/24/2014	32,624	30,970,083
First Data Corp. Term Loan B2	3.012%	9/24/2014	15,183	14,414,807
First Data Corp. Term Loan B3	3.012%	9/24/2014	15,998	15,187,450
Hertz Corp. (The) Synthetic Letter of Credit	2.006%	12/21/2012	427	427,628
Hertz Corp. (The) Tranche B Term Loan	2.01%	12/21/2012	3,545	3,548,139
infogroup, Inc. New Term Loan B	6.25%	7/1/2016	10,945	11,081,725
Interactive Data Corp. New Term Loan B	4.75%	2/12/2018	25,000	25,267,850
Language Line LLC New Term Loan B	6.25%	6/20/2016	16,000	16,240,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service (continued)

N.E.W Holdings I LLC Secured Term Loan	6.00%	3/23/2016	$11,229	$11,245,414
Orbitz Worldwide, Inc. Term Loan	3.262%-3.311%	7/25/2014	5,565	5,213,533
Protection One Alarm Monitoring, Inc. New Term Loan B	6.00%	5/16/2016	3,832	3,856,395
Sabre, Inc. Term Loan B	2.262%-2.304%	9/30/2014	21,701	20,397,371
Sea World Parks & Entertainment, Inc. Term Loan A	3.014%	2/17/2016	5,000	4,975,000
Sea World Parks & Entertainment, Inc. Term Loan B	4.00%	8/17/2017	19,000	19,133,589
Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	16,500	16,654,687
ServiceMaster Co. Delayed Draw Term Loan	2.76%	7/24/2014	2,433	2,403,431
ServiceMaster Co. Term Loan	2.76%-2.81%	7/24/2014	24,426	24,134,451
Ship U.S. Bidco, Inc. Term Loan B2	6.25%	10/15/2017	9,200	9,296,600
TransUnion LLC New Term Loan B	4.75%	2/12/2018	10,000	10,095,000
Travelport LLC Delayed Draw Term Loan	2.963%	8/23/2013	1,300	1,266,504
Travelport LLC Extended Delayed Draw Term Loan	4.963%	8/21/2015	9,475	9,242,517

Total				482,991,755

Transportation 3.60%

Allison Transmission, Inc. Term Loan B	3.02%	8/7/2014	39,468	39,426,140
Federal-Mogul Corp. Term Loan B	2.198% -2.208%	12/29/2014	11,301	11,012,024
Federal-Mogul Corp. Term Loan C	2.198%	12/28/2015	9,781	9,530,638
Ford Motor Co. Term Loan B1	3.02%	12/16/2013	29,083	29,123,065
Ford Motor Co. Term Loan B2	3.02%	12/16/2013	8,291	8,294,374
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	1.96%	4/30/2014	1,000	993,125
Navistar Financial Corp. Term Loan	4.563%	12/16/2012	3,950	3,926,960
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50%	4/8/2016	14,226	14,421,438
Remy International, Inc. Term Loan B	6.25%	12/16/2016	7,200	7,274,253
Swift Transportation Co., Inc. Term Loan B	6.00%	12/16/2016	6,792	6,842,030
Tenneco, Inc. Tranche B Term Loan	5.053%	6/3/2016	4,030	4,082,640
Tenneco, Inc. Tranche B1 Term Loan Letter of Credit	5.263%	3/17/2014	2,722	2,759,503

Total				137,686,190

Utility 2.09%

Dynegy Holdings, Inc. Synthetic Letter of Credit	4.02%	4/2/2013	1,295	1,289,984
Dynegy Holdings, Inc. Term Loan B	4.02%	4/2/2013	103	102,782
GenOn Energy, Inc. Term Loan B	6.00%	9/8/2017	7,631	7,748,520
New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	15,303	15,496,660
NRG Energy, Inc. Extended Letter of Credit	3.553%	8/31/2015	5,889	5,941,641
NRG Energy, Inc. Extended Term Loan B	3.557%	8/31/2015	1,111	1,121,032
NRG Energy, Inc. Synthetic Letter of Credit	2.053%	2/1/2013	3,297	3,293,847
NRG Energy, Inc. Term Loan	2.001%-2.053%	2/1/2013	4,331	4,326,837
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	3.764%-3.803%	10/10/2014	8,466	7,033,537
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.764% -3.803%	10/10/2014	4,931	4,168,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utility (continued)

Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.764% - 3.803%	10/10/2014	$12,605		$10,654,392
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.764% - 3.803%	10/10/2014	22,136		18,671,967

Total					79,849,389

Total Floating Rate Loans (cost $3,465,716,511)					3,525,334,534

Total Long-Term Investments (cost $3,744,716,732)					3,818,388,566

SHORT-TERM INVESTMENTS 10.12%

Repurchase Agreement 10.12%

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $387,600,000 of U.S. Treasury Note at 1.00% due 9/30/2011, $1,005,000 of U.S. Treasury Note at 0.625% due 6/30/2012 and $2,270,000 of U.S. Treasury Note at 0.625% due 2/28/2013; value: $394,267,431; proceeds: $386,533,215			386,533		386,533,000

Time Deposit 0.00%

State Street Bank & Trust Co. Euro Dollar Time Deposit	0.01%	3/1/2011	—	(e)	721

Total Short-Term Investments (cost $386,533,721)					386,533,721

Total Investments in Securities 110.07% (cost $4,131,250,453)					4,204,922,287

Liabilities in Excess of Cash and Other Assets (10.07%)					(384,656,504)

Net Assets 100.00%					$3,820,265,783

PIK Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2011.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.
(e)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-GROWTH & INCOME STRATEGY FUND February 28, 2011

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.70%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	4,267,388	$52,617
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I©	4,221,117	52,553
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(d)	3,443,225	106,017
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(e)	1,933,410	13,128
Lord Abbett Investment Trust - Floating Rate Fund - Class I(f)	2,775,895	26,177
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	4,835,918	66,687
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(g)	1,062,284	26,738
Lord Abbett Investment Trust - High Yield Fund - Class I(h)	13,929,902	111,439
Lord Abbett Securities Trust - International Core Equity Fund - Class I(i)	6,762,472	86,695
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(j)	3,710,559	33,321
Lord Abbett Securities Trust - International Opportunities Fund - Class I(k)	2,401,537	32,949
Lord Abbett Stock Appreciation Fund - Class I*(l)	3,567,849	23,048
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(k)	1,960,131	32,871

Total Investments in Underlying Funds (cost $622,861,492)		664,240

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.19%

Repurchase Agreement

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $1,305,000 of Federal National Mortgage Assoc. at 1.375% due 7/19/2013; value: $1,308,263; proceeds: $1,280,405 (cost $1,280,405)	$1,280	1,280

Total Investments in Securities 99.89% (cost $624,141,897)		665,520

Other Assets in Excess of Liabilities 0.11%		753

Net Assets 100.00%		$666,273

*	Non-income producing security.
(a)	Affiliated issuers (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is long-term capital appreciation.
(l)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.95%

COMMON STOCKS 0.61%

Auto Parts & Equipment 0.39%

Cooper-Standard Holdings, Inc.*	17	$825,611
Cooper-Standard Holdings, Inc.*(a)	96	4,740,854

Total		5,566,465

Banking 0.22%

Huntington Bancshares, Inc.	450	3,078,000

Total Common Stocks (cost $5,889,486)		8,644,465

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.57%

Auto Parts & Equipment 0.16%

ArvinMeritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	$1,950	2,320,500

Health Services 0.20%

Human Genome Sciences, Inc.	2.25%	8/15/2012	1,800	2,828,250

Pharmaceuticals 0.21%

Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	2,500	2,968,750

Total Convertible Bonds (cost $8,070,765)				8,117,500

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.30%

Agency/Government Related 0.00%

Fannie Mae	8.75%		30	24,045

Auto Parts & Equipment 0.05%

Cooper-Standard Holdings, Inc. PIK(a)	7.00%		3	706,987

Automakers 0.22%

General Motors Co.	4.75%		60	3,052,800

Media: Services 0.03%

Nielsen Holdings NV	6.25%		780	432,413

Total Convertible Preferred Stocks (cost $5,298,900)				4,216,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
FLOATING RATE LOANS(b) 2.79%

Aerospace/Defense 0.23%

Data Device Corp. Term Loan B	7.25%	12/6/2016		$3,250	$3,251,355

Automakers 0.37%

Ford Motor Co. Term Loan B1	3.02%	12/16/2013		5,310	5,316,988

Electric: Generation 0.27%

Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.764% -3.803%	10/10/2014		4,500	3,795,750

Gaming 1.17%

CCM Merger, Inc. New Term Loan B	7.25%	2/11/2017		4,000	4,061,252
CCM Merger, Inc. Term Loan B	8.50%	7/13/2012		4,000	4,035,624
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(c)	7.25%	8/16/2014		3,250	77,230
Harrah’s Property Co. Senior Note	3.27%	2/13/2013		5,000	4,291,665
MGM Mirage Class E Term Loan	7.00%	2/21/2014		4,240	4,187,254

Total					16,653,025

Media: Broadcast 0.14%

FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015		2,000	2,004,490

Printing & Publishing 0.25%

Tribune Co. Term Loan B	5.25%	6/4/2014		5,000	3,587,500

Real Estate Development & Management 0.20%

Realogy Corp. Delayed Draw Term Loan	5.25%	10/10/2013		2,992	2,884,065

Restaurants 0.16%

Dunkin’ Brands, Inc. New Term Loan B	4.25%	11/29/2017		2,250	2,268,281

Total Floating Rate Loans (cost $40,327,957)					39,761,454

FOREIGN BONDS(d) 2.86%

Canada 0.11%

Viterra, Inc.†	6.406%	2/16/2021	CAD	1,500	1,567,840

Colombia 0.38%

Emgesa SA ESP†	8.75%	1/25/2021	COP	3,684,000	1,995,774
Empresas Publicas de Medellin ESP†	8.375%	2/1/2021	COP	6,434,530	3,398,120

Total					5,393,894

Ireland 0.31%

Ono Finance II plc†	11.125%	7/15/2019	EUR	3,000	4,471,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
South Africa 0.68%

Foodcorp Ltd.	8.75%	3/1/2018	EUR	7,000	$9,707,947

United Kingdom 1.38%

Bakkavor Finance 2 plc†	8.25%	2/15/2018	GBP	2,000	3,226,913
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	5,000	8,453,374
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	5,550	8,022,511

Total					19,702,798

Total Foreign Bonds (cost $40,332,869)					40,843,517

FOREIGN GOVERNMENT OBLIGATIONS 1.49%

Argentina 0.52%

Provincia de Buenos Aires(e)	10.875%	1/26/2021		$1,600	1,492,291
Provincia de Buenos Aires(e)	11.75%	10/5/2015		1,550	1,600,375
City of Buenos Aires(e)	12.50%	4/6/2015		4,000	4,400,000

Total					7,492,666

Brazil 0.97%

Republic of Brazil(d)	12.50%	1/5/2016	BRL	20,000	13,793,725

Total Foreign Government Obligations (cost $20,524,603)					21,286,391

HIGH YIELD CORPORATE BONDS 88.71%

Aerospace/Defense 0.11%

Alliant Techsystems, Inc.	6.875%	9/15/2020		$1,500	1,558,125

Airlines 2.40%

American Airlines†	7.00%	1/31/2018		1,500	1,500,000
Delta Air Lines, Inc.	6.375%	1/2/2016		1,250	1,243,750
Delta Air Lines, Inc.†	12.25%	3/15/2015		8,000	9,200,000
United Airlines, Inc.†	12.00%	11/1/2013		10,000	11,075,000
United Airlines, Inc.†	12.00%	1/15/2016		9,914	11,202,359

Total					34,221,109

Apparel/Textiles 0.61%

Oxford Industries, Inc.	11.375%	7/15/2015		4,500	5,085,000
Texhong Textile Group Ltd. (Hong Kong)(e)	7.625%	1/19/2016		3,650	3,695,625

Total					8,780,625

Auto Loans 1.09%

Ford Motor Credit Co. LLC	12.00%	5/15/2015		12,275	15,515,072

Auto Parts & Equipment 3.33%

Accuride Corp.	9.50%	8/1/2018		4,700	5,264,000
ArvinMeritor, Inc.	8.125%	9/15/2015		4,500	4,848,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Auto Parts & Equipment (continued)

Dana Holding Corp.	6.50%	2/15/2019		$2,075	$2,106,125
Dana Holding Corp.	6.75%	2/15/2021		2,625	2,670,938
Exide Technologies†	8.625%	2/1/2018		4,775	5,115,219
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		5,600	6,258,000
Stanadyne Corp.	12.00%	2/15/2015		5,000	5,212,500
Stoneridge, Inc.†	9.50%	10/15/2017		4,725	5,244,750
Tenneco, Inc.†	6.875%	12/15/2020		2,725	2,840,812
Tenneco, Inc.	7.75%	8/15/2018		2,225	2,405,781
TRW Automotive, Inc.†	8.875%	12/1/2017		2,500	2,840,625
Uncle Acquisition 2010 Corp.†	8.625%	2/15/2019		2,575	2,755,250

Total					47,562,750

Automakers 1.17%

Ford Motor Co.	7.45%	7/16/2031		6,500	7,107,406
Motors Liquidation Co.(c)	7.20%	1/15/2011		8,500	2,720,000
Navistar International Corp.	8.25%	11/1/2021		6,240	6,942,000

Total					16,769,406

Banking 3.65%

Ally Financial, Inc.†	6.25%	12/1/2017		11,325	11,834,625
Ally Financial, Inc.	8.00%	3/15/2020		5,750	6,490,312
Ally Financial, Inc.	8.00%	11/1/2031		1,425	1,638,750
BankAmerica Capital II	8.00%	12/15/2026		3,750	3,825,000
BBVA Bancomer SA†	7.25%	4/22/2020		900	951,655
Capital One Capital III	7.686%	8/15/2036		5,000	5,193,750
Goldman Sachs Capital I	6.345%	2/15/2034		5,000	4,910,930
Huntington Bancshares, Inc.	7.00%	12/15/2020		1,175	1,289,447
Huntington Capital III	6.65%	5/15/2037		3,300	3,202,337
Lloyds TSB Bank plc (United Kingdom)(e)	6.375%	1/21/2021		3,290	3,410,743
Regions Bank	7.50%	5/15/2018		1,600	1,698,363
Regions Financial Corp.	4.875%	4/26/2013		750	754,131
Regions Financial Corp.	7.375%	12/10/2037		500	490,000
Sovereign Bank	8.75%	5/30/2018		5,600	6,403,421
Washington Mutual Bank(c)	6.875%	6/15/2011		10,000	37,500

Total					52,130,964

Beverages 0.75%

Anheuser-Busch InBev Worldwide, Inc.	9.75%	11/17/2015	BRL	17,500	10,754,748

Brokerage 0.29%

Penson Worldwide, Inc.†	12.50%	5/15/2017		$4,000	4,110,000

Building & Construction 1.22%

K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		6,500	7,076,875
K. Hovnanian Enterprises, Inc.	11.875%	10/15/2015		1,250	1,237,500
Lennar Corp.	12.25%	6/1/2017		2,175	2,707,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building & Construction (continued)

Standard Pacific Corp.†	8.375%	1/15/2021	$6,000	$6,360,000

Total				17,382,250

Building Materials 1.18%

Associated Materials LLC†	9.125%	11/1/2017	2,000	2,167,500
Cemex Finance LLC†	9.50%	12/14/2016	3,500	3,773,000
Cemex SAB de CV (Mexico)†(e)	9.00%	1/11/2018	750	780,000
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	4,100	4,212,750
Rearden G. Holdings EINS GmbH (Germany)†(e)	7.875%	3/30/2020	2,582	2,736,920
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	8.625%	12/1/2017	3,000	3,191,250

Total				16,861,420

Chemicals 2.97%

Braskem Finance Ltd.†	7.00%	5/7/2020	2,450	2,541,875
Celanese U.S. Holdings LLC†	6.625%	10/15/2018	3,800	3,980,500
Georgia Gulf Corp.	10.75%	10/15/2016	1,800	1,939,500
Huntsman International LLC	8.625%	3/15/2020	5,650	6,299,750
INEOS Group Holdings plc (United Kingdom)†(e)	8.50%	2/15/2016	3,825	3,882,375
Lyondell Chemical Co.†	8.00%	11/1/2017	2,024	2,283,325
Lyondell Chemical Co.	11.00%	5/1/2018	750	864,375
Momentive Performance Materials, Inc.†	9.00%	1/15/2021	8,005	8,535,331
Nalco Co.†	6.625%	1/15/2019	2,125	2,207,344
OMNOVA Solutions, Inc.†	7.875%	11/1/2018	2,650	2,732,813
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,700	1,799,875
Polymer Group, Inc.†	7.75%	2/1/2019	2,625	2,746,406
TPC Group LLC†	8.25%	10/1/2017	500	533,125
Vertellus Specialties, Inc.†	9.375%	10/1/2015	1,850	1,994,531

Total				42,341,125

Computer Hardware 0.21%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,875	3,036,719

Consumer/Commercial/Lease Financing 3.66%

CIT Group, Inc.	7.00%	5/1/2017	9,375	9,468,750
GE Capital Trust I(f)	6.375%	11/15/2067	7,000	7,192,500
International Lease Finance Corp.	8.25%	12/15/2020	3,200	3,564,000
International Lease Finance Corp.†	8.75%	3/15/2017	8,310	9,514,950
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	1,675	1,733,625
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	5,400	5,994,000
SLM Corp.	5.00%	6/15/2018	2,345	2,154,858
SLM Corp.	6.25%	1/25/2016	1,825	1,872,583
SLM Corp.	8.45%	6/15/2018	3,020	3,326,566
Springleaf Finance Corp.	6.90%	12/15/2017	8,250	7,445,625

Total				52,267,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 1.42%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	$2,200	$2,293,500
Easton-Bell Sports, Inc.	9.75%	12/1/2016	4,325	4,887,250
Elizabeth Arden, Inc.†	7.375%	3/15/2021	3,500	3,692,500
NBTY, Inc.†	9.00%	10/1/2018	1,925	2,098,250
Revlon Consumer Products Corp.	9.75%	11/15/2015	1,130	1,231,700
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	5,875	6,065,937

Total				20,269,137

Diversified Capital Goods 1.29%

Amsted Industries, Inc.†	8.125%	3/15/2018	2,500	2,700,000
Mueller Water Products, Inc.	8.75%	9/1/2020	1,925	2,141,563
Park-Ohio Industries, Inc.	8.375%	11/15/2014	2,325	2,394,750
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	6,000	6,562,500
SPX Corp.†	6.875%	9/1/2017	4,325	4,671,000

Total				18,469,813

Electric: Generation 1.25%

Astoria Depositor Corp.†	8.144%	5/1/2021	2,250	2,205,000
Calpine Corp.†	7.50%	2/15/2021	4,000	4,110,000
Edison Mission Energy	7.75%	6/15/2016	2,500	2,250,000
Elwood Energy LLC	8.159%	7/5/2026	1,118	1,116,986
GenOn Escrow Corp.†	9.875%	10/15/2020	7,700	8,142,750

Total				17,824,736

Electric: Integrated 0.73%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(e)	9.50%	11/12/2020	5,000	5,387,500
Puget Sound Energy, Inc.(g)	6.974%	6/1/2067	5,000	4,968,235

Total				10,355,735

Electronics 1.76%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	2,450	2,572,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	9,500	10,640,000
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	5,000	5,800,000
NXP BV LLC (Netherlands)†(e)	9.75%	8/1/2018	2,500	2,868,750
ViaSystems, Inc.†	12.00%	1/15/2015	2,850	3,241,875

Total				25,123,125

Energy: Exploration & Production 4.07%

Afren plc (United Kingdom)†(e)	11.50%	2/1/2016	4,300	4,493,500
Berry Petroleum Co.	6.75%	11/1/2020	2,000	2,065,000
Berry Petroleum Co.	10.25%	6/1/2014	6,000	6,990,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	8.625%	10/15/2020	850	897,813
Brigham Exploration Co.†	8.75%	10/1/2018	6,850	7,637,750
Chaparral Energy, Inc.†	8.25%	9/1/2021	1,475	1,504,500
Chesapeake Energy Corp.	6.625%	8/15/2020	3,450	3,639,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)

Cimarex Energy Co.	7.125%	5/1/2017	$3,500	$3,710,000
Concho Resources, Inc.	7.00%	1/15/2021	3,400	3,570,000
Denbury Resources, Inc.	8.25%	2/15/2020	3,469	3,876,607
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	3,900	3,948,750
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	3,900	4,163,250
Oasis Petroleum, Inc.†	7.25%	2/1/2019	6,975	7,097,062
QEP Resources, Inc.	6.875%	3/1/2021	2,000	2,105,000
SandRidge Energy, Inc.†	9.875%	5/15/2016	500	557,500
SandRidge Energy, Inc. PIK	8.625%	4/1/2015	500	522,500
Whiting Petroleum Corp.	6.50%	10/1/2018	1,250	1,303,125

Total				58,082,107

Environmental 0.76%

Casella Waste Systems, Inc.†	7.75%	2/15/2019	450	463,500
Casella Waste Systems, Inc.	11.00%	7/15/2014	6,000	6,840,000
EnergySolutions, Inc./EnergySolutions LLC†	10.75%	8/15/2018	3,075	3,493,969

Total				10,797,469

Food & Drug Retailers 0.83%

Ingles Markets, Inc.	8.875%	5/15/2017	4,550	4,914,000
New Albertsons, Inc.	8.70%	5/1/2030	2,500	2,137,500
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	2,200	2,304,500
SUPERVALU, Inc.	8.00%	5/1/2016	2,500	2,500,000

Total				11,856,000

Food: Wholesale 1.99%

Arcor (Argentina)†(e)	7.25%	11/9/2017	925	972,637
Blue Merger Sub, Inc.†	7.625%	2/15/2019	1,950	1,979,250
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	1,500	1,627,500
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	3,465	3,603,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	12,700	13,684,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	2,870	3,157,000
Viskase Cos., Inc.†	9.875%	1/15/2018	3,200	3,440,000

Total				28,464,237

Forestry/Paper 1.20%

Clearwater Paper Corp.	10.625%	6/15/2016	3,625	4,159,688
Fibria Overseas Finance Ltd.†	6.75%	3/3/2021	500	495,535
NewPage Corp.	11.375%	12/31/2014	5,500	5,513,750
Tembec Industries, Inc. (Canada)†(e)	11.25%	12/15/2018	1,925	2,136,750
Weyerhaeuser Co.	7.375%	3/15/2032	1,775	1,935,419
Weyerhaeuser Co.	8.50%	1/15/2025	2,450	2,845,447

Total				17,086,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 4.35%

Boyd Gaming Corp.	7.125%	2/1/2016	$1,800	$1,732,500
Boyd Gaming Corp.†	9.125%	12/1/2018	3,300	3,481,500
Caesars Entertainment Operating Co., Inc.†	12.75%	4/15/2018	5,275	5,578,312
CCM Merger, Inc.†	8.00%	8/1/2013	2,835	2,877,525
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	2,000	2,095,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	2,150	2,257,500
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	3,000	3,165,000
Marina District Finance Co., Inc.†	9.50%	10/15/2015	3,500	3,666,250
MGM Resorts International	11.125%	11/15/2017	2,500	2,893,750
MGM Resorts International	11.375%	3/1/2018	6,500	7,410,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	4,900	5,243,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	7,900	8,038,250
River Rock Entertainment Authority (The)	9.75%	11/1/2011	2,025	1,918,688
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,300	1,386,125
Snoqualmie Entertainment Authority†	4.204%#	2/1/2014	6,075	5,573,812
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	4,475	4,754,688

Total				62,071,900

Gas Distribution 1.63%

El Paso Corp.	7.75%	1/15/2032	4,225	4,494,538
El Paso Corp.	8.05%	10/15/2030	14,960	16,111,830
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	2,650	2,722,875

Total				23,329,243

Health Facilities 3.16%

American Renal Holdings Co., Inc.	8.375%	5/15/2018	4,000	4,205,000
Biomet, Inc.	11.625%	10/15/2017	6,000	6,795,000
HCA, Inc.	7.875%	2/15/2020	6,000	6,622,500
HealthSouth Corp.	8.125%	2/15/2020	5,000	5,450,000
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	3,000	3,045,000
Tenet Healthcare Corp.	8.00%	8/1/2020	3,975	4,114,125
Tenet Healthcare Corp.	9.00%	5/1/2015	5,000	5,525,000
Universal Health Services, Inc.†	7.00%	10/1/2018	2,425	2,497,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	4,300	4,439,750
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	3,625	2,356,250

Total				45,050,375

Hotels 0.20%

FelCor Lodging LP	10.00%	10/1/2014	2,500	2,856,250

Household & Leisure Products 0.31%

American Standard Americas†	10.75%	1/15/2016	3,225	3,442,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household & Leisure Products (continued)

Empire Today LLC/Empire Today Finance Corp.†	11.375%	2/1/2017	$940	$987,000

Total				4,429,688

Insurance Brokerage 0.14%

HUB International Holdings, Inc.†	10.25%	6/15/2015	1,875	1,959,375

Integrated Energy 0.68%

Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	5,316	4,191,114
Covanta Holding Corp.	7.25%	12/1/2020	5,175	5,460,981

Total				9,652,095

Investments & Miscellaneous Financial Services 0.60%

Constellation Enterprises LLC†	10.625%	2/1/2016	2,975	3,116,313
Nuveen Investments, Inc.†	10.50%	11/15/2015	2,250	2,311,875
Nuveen Investments, Inc.	10.50%	11/15/2015	3,000	3,082,500

Total				8,510,688

Leisure 1.62%

Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.†	9.125%	8/1/2018	2,550	2,792,250
Equinox Holdings, Inc.†	9.50%	2/1/2016	3,000	3,273,750
MU Finance plc (United Kingdom)†(e)	8.375%	2/1/2017	7,100	7,703,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	800	820,000
Universal City Development Partners Ltd.	8.875%	11/15/2015	3,319	3,642,602
Universal City Development Partners Ltd.	10.875%	11/15/2016	4,300	4,848,250

Total				23,080,352

Life Insurance 0.43%

MetLife Capital Trust X†(h)	9.25%	4/8/2038	5,000	6,075,000

Machinery 2.00%

Altra Holdings, Inc.	8.125%	12/1/2016	2,750	2,949,375
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	3,850	4,158,000
Columbus McKinnon Corp.†	7.875%	2/1/2019	5,300	5,512,000
CPM Holdings, Inc.†	10.875%	9/1/2014	4,800	5,220,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	3,250	3,648,125
Thermadyne Holdings Corp.†	9.00%	12/15/2017	6,600	7,004,250

Total				28,491,750

Media: Broadcast 3.37%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	2,275	2,451,313
Clear Channel Communications, Inc.	5.50%	9/15/2014	3,040	2,781,600
Clear Channel Communications, Inc.	10.75%	8/1/2016	4,900	4,802,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,964,688
Gray Television, Inc.	10.50%	6/29/2015	6,000	6,405,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast (continued)

LIN Television Corp.	8.375%	4/15/2018	$2,000	$2,185,000
Salem Communications Corp.	9.625%	12/15/2016	5,257	5,795,842
Sinclair Television Group, Inc.†	9.25%	11/1/2017	4,250	4,823,750
Sirius XM Radio, Inc.†	8.75%	4/1/2015	5,600	6,237,000
Univision Communications, Inc.†	8.50%	5/15/2021	8,700	9,113,250
Univision Communications, Inc. PIK†	9.75%	3/15/2015	513	515,433

Total				48,074,876

Media: Cable 2.19%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	2,800	3,405,080
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	2,300	2,351,750
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	2,875	3,033,125
Mediacom Communications Corp.	9.125%	8/15/2019	8,000	8,540,000
Ono Finance II plc (Ireland)†(e)	10.875%	7/15/2019	3,250	3,510,000
UPCB Finance III Ltd.†	6.625%	7/1/2020	2,575	2,578,219
Virgin Media Finance plc (United Kingdom)(e)	8.375%	10/15/2019	1,000	1,138,750
Virgin Media Finance plc (United Kingdom)(e)	9.125%	8/15/2016	2,500	2,681,250
Virgin Media Finance plc (United Kingdom)(e)	9.50%	8/15/2016	3,500	4,055,625

Total				31,293,799

Media: Diversified 0.55%

Entravision Communications Corp.	8.75%	8/1/2017	850	922,250
Liberty Media LLC	8.50%	7/15/2029	7,000	6,895,000

Total				7,817,250

Media: Services 0.83%

MDC Partners, Inc. (Canada)(e)	11.00%	11/1/2016	4,000	4,505,000
WMG Acquisition Corp.	9.50%	6/15/2016	6,925	7,409,750

Total				11,914,750

Medical Products 0.25%

Giant Funding Corp.†	8.25%	2/1/2018	3,475	3,587,938

Metals/Mining (Excluding Steel) 1.91%

Aleris International, Inc.†	7.625%	2/15/2018	1,775	1,814,937
Compass Minerals International, Inc.	8.00%	6/1/2019	3,000	3,285,000
CONSOL Energy, Inc.†	8.00%	4/1/2017	5,000	5,450,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	6.875%	2/1/2018	5,300	5,459,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	7.00%	11/1/2015	1,250	1,303,125
International Coal Group, Inc.	9.125%	4/1/2018	375	416,250
Midwest Vanadium Pty Ltd. (Australia)†(e)	11.50%	2/15/2018	2,750	2,846,250
Novelis, Inc.†	8.75%	12/15/2020	1,700	1,882,750
Patriot Coal Corp.	8.25%	4/30/2018	2,650	2,848,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Metals/Mining (Excluding Steel) (continued)

Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		$1,850	$1,979,500

Total					27,285,562

Multi-Line Insurance 1.00%

AXA SA (France)†(e)	6.379%	—	(i)	6,250	5,726,563
Genworth Financial, Inc.(j)	6.15%	11/15/2066		4,500	3,571,875
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		5,000	5,012,500

Total					14,310,938

Oil Field Equipment & Services 0.89%

Basic Energy Services, Inc.	7.125%	4/15/2016		1,225	1,243,375
Basic Energy Services, Inc.†	7.75%	2/15/2019		1,875	1,950,000
Global Geophysical Services, Inc.	10.50%	5/1/2017		1,245	1,350,825
Precision Drilling Corp. (Canada)†(e)	6.625%	11/15/2020		3,000	3,105,000
Thermon Industries, Inc.	9.50%	5/1/2017		3,325	3,615,937
Trinidad Drilling Ltd. (Canada)†(e)	7.875%	1/15/2019		1,350	1,419,188

Total					12,684,325

Oil Refining & Marketing 0.60%

Frontier Oil Corp.	6.875%	11/15/2018		1,275	1,338,750
Northern Tier Energy LLC/Norther Tier Finance Corp.†	10.50%	12/1/2017		6,415	7,216,875

Total					8,555,625

Packaging 1.40%

Ardagh Packaging Finance plc (Ireland)†(e)	7.375%	10/15/2017		3,125	3,343,750
Ardagh Packaging Finance plc (Ireland)†(e)	9.125%	10/15/2020		1,775	1,956,937
Graphic Packaging International, Inc.	9.50%	6/15/2017		5,500	6,132,500
Packaging Dynamics Corp.†	8.75%	2/1/2016		2,025	2,083,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.125%	4/15/2019		2,350	2,420,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.25%	2/15/2021		1,950	1,964,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018		2,000	2,080,000

Total					19,981,531

Pharmaceuticals 0.08%

Valeant Pharmaceuticals International†	6.75%	8/15/2021		1,175	1,186,750

Printing & Publishing 0.84%

Cambium Learning Group, Inc.†	9.75%	2/15/2017		3,200	3,252,000
McClatchy Co. (The)	11.50%	2/15/2017		6,500	7,410,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Printing & Publishing (continued)

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	$1,300	$1,352,000

Total				12,014,000

Property & Casualty 0.97%

Liberty Mutual Group, Inc.†(k)	10.75%	6/15/2058	10,500	13,781,250

Railroads 0.71%

Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	1,275	1,281,375
Florida East Coast Railway Corp.†	8.125%	2/1/2017	5,900	6,195,000
Kansas City Southern de Mexico SA de CV (Mexico)†(e)	6.625%	12/15/2020	2,650	2,722,875

Total				10,199,250

Real Estate Investment Trusts 0.58%

DuPont Fabros Technology LP	8.50%	12/15/2017	5,850	6,478,875
Sabra Health Care LP/Sabra Capital Corp.†	8.125%	11/1/2018	1,675	1,775,500

Total				8,254,375

Restaurants 1.25%

Dave & Buster’s Parent, Inc.†	Zero Coupon	2/15/2016	3,750	2,287,500
Dave & Buster’s, Inc.	11.00%	6/1/2018	1,420	1,597,500
DineEquity, Inc.†	9.50%	10/30/2018	4,050	4,404,375
Dunkin’ Finance Corp.†	9.625%	12/1/2018	1,175	1,195,563
OSI Restaurant Partners LLC	10.00%	6/15/2015	6,900	7,296,750
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	1,250	1,106,250

Total				17,887,938

Software/Services 2.34%

Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	1,825	1,980,125
Fidelity National Information Services, Inc.	7.625%	7/15/2017	1,475	1,633,563
First Data Corp.†	8.875%	8/15/2020	2,200	2,420,000
First Data Corp.	9.875%	9/24/2015	3,175	3,222,625
First Data Corp.	11.25%	3/31/2016	3,400	3,298,000
SunGard Data Systems, Inc.†	7.375%	11/15/2018	2,250	2,334,375
SunGard Data Systems, Inc.†	7.625%	11/15/2020	2,500	2,593,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,200	3,380,000
Unisys Corp.	12.50%	1/15/2016	1,100	1,240,250
Unisys Corp.†	14.25%	9/15/2015	6,615	7,921,462
Vangent, Inc.	9.625%	2/15/2015	3,500	3,333,750

Total				33,357,900

Specialty Retail 2.44%

Burlington Coat Factory Warehouse Corp.†	10.00%	2/15/2019	2,250	2,283,750
Claire’s Escrow Corp.†	8.875%	3/15/2019	2,950	2,975,813
Claire’s Stores, Inc. PIK	9.625%	6/1/2015	2,630	2,615,589
Giraffe Acquisition Corp.†	9.125%	12/1/2018	4,400	4,510,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialty Retail (continued)

Limited Brands, Inc.	7.60%	7/15/2037	$4,250	$4,218,125
Limited Brands, Inc.	8.50%	6/15/2019	750	862,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	5,325	5,777,625
Rent-A-Center, Inc.†	6.625%	11/15/2020	3,225	3,200,812
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	5,000	5,737,500
Toys “R” Us, Inc.	7.375%	10/15/2018	500	503,750
YCC Holdings LLC/Yankee Finance, Inc. PIK†	10.25%	2/15/2016	2,075	2,147,625

Total				34,833,089

Support: Services 4.39%

Abengoa Finance SAU (Spain)†(e)	8.875%	11/1/2017	3,675	3,656,625
Avis Budget Car Rental	9.625%	3/15/2018	6,710	7,531,975
Bankrate, Inc.†	11.75%	7/15/2015	1,750	2,005,938
Cardtronics, Inc.	8.25%	9/1/2018	3,350	3,651,500
FTI Consulting, Inc.†	6.75%	10/1/2020	3,375	3,391,875
Hertz Corp. (The)†	7.375%	1/15/2021	6,625	6,956,250
Hertz Corp. (The)†	7.50%	10/15/2018	2,000	2,127,500
Maxim Crane Works LP†	12.25%	4/15/2015	2,505	2,649,037
Mobile Mini, Inc.†	7.875%	12/1/2020	2,775	2,969,250
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	2,800	2,744,000
PHH Corp.†	9.25%	3/1/2016	2,000	2,180,000
Rental Service Corp.†	8.25%	2/1/2021	2,500	2,656,250
Rental Service Corp.†	10.00%	7/15/2017	6,000	6,930,000
Travelport LLC	11.875%	9/1/2016	7,750	7,333,437
United Rentals (North America), Inc.	10.875%	6/15/2016	5,000	5,837,500

Total				62,621,137

Telecommunications Equipment 1.56%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	6,750	5,906,250
Avaya, Inc.†	7.00%	4/1/2019	3,700	3,681,500
Avaya, Inc.	9.75%	11/1/2015	5,750	5,980,000
CommScope, Inc.†	8.25%	1/15/2019	4,425	4,613,062
CPI International Acquisition, Inc.†	8.00%	2/15/2018	2,050	2,070,500

Total				22,251,312

Telecommunications: Integrated/Services 2.35%

Cogent Communications Group, Inc.†	8.375%	2/15/2018	4,975	5,174,000
Dycom Investments, Inc.†	7.125%	1/15/2021	3,935	4,038,294
Equinix, Inc.	8.125%	3/1/2018	3,000	3,270,000
GCI, Inc.	8.625%	11/15/2019	5,000	5,525,000
Intelsat Luxembourg SA (Luxembourg) PIK(e)	11.50%	2/4/2017	6,411	7,117,627
Qwest Communications International, Inc.	8.00%	10/1/2015	7,750	8,495,937

Total				33,620,858

Telecommunications: Wireless 3.70%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	7,400	8,010,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless (continued)

Digicel Group Ltd. (Jamaica)†(e)	10.50%	4/15/2018	$5,000	$5,725,000
GeoEye, Inc.	9.625%	10/1/2015	3,500	3,963,750
MetroPCS Wireless, Inc.	6.625%	11/15/2020	3,425	3,343,656
MetroPCS Wireless, Inc.	7.875%	9/1/2018	3,250	3,449,063
Nextel Communications, Inc.	6.875%	10/31/2013	19,000	19,249,375
Telemovil Finance Co., Ltd. (El Salvador)†(e)	8.00%	10/1/2017	3,550	3,718,625
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(e)	7.748%	2/2/2021	2,925	3,038,490
Wind Acquisition Finance SA (Italy)†(e)	7.25%	2/15/2018	2,250	2,328,750

Total				52,827,209

Theaters & Entertainment 0.86%

Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	3,850	4,090,625
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,775	3,907,125
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	3,950	4,354,875

Total				12,352,625

Transportation (Excluding Air/Rail) 0.59%

Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	5,825	5,985,188
Inversiones Alsacia SA (Chile)†(e)	8.00%	8/18/2018	2,500	2,490,275

Total				8,475,463

Total High Yield Corporate Bonds (cost $1,183,767,710)				1,266,297,184

MUNICIPAL BOND 0.24%

Other Revenue

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj (cost $3,440,858)	6.375%	7/15/2043	3,500	3,464,160

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.36%

Wachovia Bank Commercial Mortgage Trust 2006-C28 AM (cost $5,057,804)	5.603%	10/15/2048	5,000	5,081,699

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.02%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	7	194,572
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	6	156,100

Total Warrants (cost $123,345)				350,672

Total Long-Term Investments (cost $1,312,834,297)				1,398,063,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.68%

Repurchase Agreement
Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $24,445,000 of Federal National Mortgage Assoc. at 1.375% due 7/19/2013; value: $24,506,113; proceeds: $24,022,659 (cost $24,022,646)	$24,023	$24,022,646

Total Investments in Securities 99.63% (cost $1,336,856,943)		1,422,085,933

Liabilities in Excess of Cash and Other Assets(l) 0.37%		5,325,643

Net Assets 100.00%		$1,427,411,576

CAD Canadian dollar.

COP Colombian peso.

BRL Brazilian real.

EUR euro.

GBP British pound

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at February 28, 2011.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ended February 28, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at February 28, 2011
Common Stock	May 24, 2010	96,261	$2,120,030	$49.25
Convertible Preferred Stock	May 24, 2010	3,292	329,200	212.50
Convertible Preferred Stock	July 29, 2010	35	3,500	212.50
Warrant	May 27, 2010	5,576	—	28.00

(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2011.
(c)	Defaulted security.
(d)	Investment in non-U.S. denominated security.
(e)	Foreign security traded in U.S. dollars.
(f)	Debenture pays interest at an annual fixed rate of 6.375% through November 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.289% through November 15, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2017.
(g)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to June 1, 2067.
(h)	Debenture pays interest at an annual fixed rate of 9.25% through April 8, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 5.54% through April 8, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to April 8, 2038.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2011

(i)	Security is perpetual in nature and has no stated maturity.
(j)	Debenture pays interest at an annual fixed rate of 6.15% through November 15, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.0025% through November 15, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2016.
(k)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(l)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
euro	Buy	Credit Suisse	3/4/2011	7,000,000	$9,632,000	$9,659,407	$27,407
Colombian peso	Sell	UBS AG	4/25/2011	3,680,000,000	1,998,913	1,946,459	52,454
Colombian peso	Sell	UBS AG	4/25/2011	6,434,530,000	3,476,245	3,403,410	72,835
euro	Sell	Goldman Sachs	5/2/2011	5,744,250	7,857,761	7,920,918	(63,157)
euro	Sell	Goldman Sachs	5/17/2011	3,176,042	4,293,691	4,378,524	(84,833)
euro	Sell	Credit Suisse	6/1/2011	7,000,000	9,620,100	9,648,038	(27,938)
British pound	Sell	Credit Suisse	4/11/2011	1,097,271	1,699,497	1,783,175	(83,678)
British pound	Sell	Credit Suisse	4/11/2011	4,407,639	6,990,735	7,162,856	(172,121)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(279,031)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.91%

ASSET-BACKED SECURITIES 4.04%

Automobiles 2.49%

BMW Vehicle Lease Trust 2010 1 A2	0.58%	9/17/2012	$380	$379,938
Capital One Prime Auto Receivables Trust 2007-1 A4	0.286%#	12/15/2012	2,298	2,297,432
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	2,000	2,001,346
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	539	539,471
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	1,000	1,000,554
Chrysler Financial Lease Trust 2010-A A2†	1.78%	6/15/2011	262	262,191
Ford Credit Auto Lease Trust 2009-A A3†	3.71%	1/15/2014	785	791,313
Ford Credit Auto Lease Trust 2010-A A2†	1.04%	3/15/2013	2,594	2,596,415
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	4,055	4,056,839
Ford Credit Auto Owner Trust 2009-E A2	0.80%	3/15/2012	654	654,615
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	450	450,321
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	1,245	1,245,652
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	2,600	2,592,980
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	1,883	1,884,911
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	2,127	2,134,097
World Omni Auto Receivables Trust 2007-A A4	0.266%#	11/15/2012	2,707	2,703,592

Total				25,591,667

Credit Cards 0.50%

Citibank Credit Card Issuance Trust 2009-A1	2.016%#	3/17/2014	1,450	1,473,509
Citibank Omni Master Trust 2009-A8†	2.366%#	5/16/2016	2,430	2,469,277
GE Capital Credit Card Master Note Trust 2009-1 A	2.366%#	4/15/2015	1,125	1,146,512

Total				5,089,298

Other 1.05%

Illinois Student Assistance Commission 2010-1 A2	1.353%#	4/25/2022	2,150	2,156,257
SLM Student Loan Trust 2006-2 A5(a)	0.413%#	7/25/2025	2,045	1,967,283
SLM Student Loan Trust 2006-3 A3	0.343%#	4/25/2017	17	17,462
SLM Student Loan Trust 2006-6 A1	0.293%#	10/25/2018	259	258,780
SLM Student Loan Trust 2008-1 A1	0.553%#	7/25/2013	381	380,858
SLM Student Loan Trust 2008-5 A4(a)	2.003%#	7/25/2023	3,370	3,531,087
SLM Student Loan Trust 2011-1 A2	1.411%#	10/25/2034	2,500	2,500,000

Total				10,811,727

Total Asset-Backed Securities (cost $41,457,709)				41,492,692

CORPORATE BONDS 79.86%

Aerospace/Defense 0.08%

Embraer Overseas Ltd. (Brazil)(b)	6.375%	1/15/2020	400	424,000
L-3 Communications Corp.	6.375%	10/15/2015	375	389,063

Total				813,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Air Transportation 0.69%

Continental Airlines, Inc.	6.545%	2/2/2019	$1,633	$1,723,238
Continental Airlines, Inc.	7.25%	11/10/2019	1,259	1,391,444
Delta Air Lines, Inc.	6.20%	7/2/2018	741	783,839
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	3,000	3,204,801

Total				7,103,322

Apparel 0.30%

Phillips-Van Heusen Corp.	7.75%	11/15/2023	2,300	2,538,312
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	500	506,250

Total				3,044,562

Auto Parts: Original Equipment 0.59%

BorgWarner, Inc.	4.625%	9/15/2020	700	704,822
Dana Holding Corp.	6.75%	2/15/2021	125	127,188
ITC Holdings Corp.†	5.50%	1/15/2020	650	683,030
ITC Holdings Corp.†	6.05%	1/31/2018	4,130	4,509,109

Total				6,024,149

Automotive 0.35%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	542,500
Pactiv Corp.	7.95%	12/15/2025	2,943	2,722,275
Tenneco, Inc.†	6.875%	12/15/2020	220	229,350
Tenneco, Inc.	7.75%	8/15/2018	100	108,125

Total				3,602,250

Banks: Diversified 3.62%

BanColombia SA (Columbia)†(b)	4.25%	1/12/2016	500	492,500
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	2,500	2,508,048
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	3,000	2,945,409
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%	2/4/2013	2,000	2,036,656
Citigroup, Inc.	8.50%	5/22/2019	775	963,112
Credit Suisse AG (Switzerland)(b)	5.40%	1/14/2020	1,000	1,014,962
Credit Suisse NY	5.30%	8/13/2019	600	633,533
Discover Bank	8.70%	11/18/2019	3,575	4,307,879
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	3,000	2,883,843
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	403,228
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,223	4,550,713
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	1,150	1,183,638
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,000	1,038,122
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	500	510,565
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	608,183
M&I Marshall & Ilsley Bank	0.573%#	12/4/2012	400	393,440
Morgan Stanley	6.25%	8/28/2017	1,104	1,207,469
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	800	828,000
Sberbank via SB Capital SA (Luxembourg)(b)	5.40%	3/24/2017	625	633,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

Silicon Valley Bank	6.05%	6/1/2017	$2,700	$2,843,616
Stadshypotek AB (Sweden)†(b)	1.45%	9/30/2013	2,500	2,516,238
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	2,000	1,974,190
VTB Capital SA (Luxembourg)†(b)	6.875%	5/29/2018	300	322,860
Woori Bank (South Korea)†(b)	4.50%	10/7/2015	350	355,635

Total				37,155,745

Banks: Money Center 0.21%

SVB Financial Group	5.375%	9/15/2020	2,200	2,174,148

Banks: Regional 0.12%

Regions Financial Corp.	7.75%	11/10/2014	1,150	1,228,609

Beverages 0.44%
Bacardi Ltd.†	8.20%	4/1/2019	3,520	4,443,074
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	100	108,750

Total				4,551,824

Biotechnology Research & Production 0.56%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,696,250
FMC Finance III SA (Luxembourg)(b)	6.875%	7/15/2017	1,000	1,058,750

Total				5,755,000

Broadcasting 0.06%

Salem Communications Corp.	9.625%	12/15/2016	600	661,500

Brokers 0.53%

Raymond James Financial, Inc.	8.60%	8/15/2019	4,500	5,456,628

Building Materials 1.07%

Associated Materials LLC†	9.125%	11/1/2017	450	487,688
Building Materials Corp. of America†	7.00%	2/15/2020	3,593	3,804,089
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,100	3,231,366
Owens Corning, Inc.	9.00%	6/15/2019	2,925	3,466,605

Total				10,989,748

Business Services 1.04%

Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	450	462,375
Hillenbrand, Inc.	5.50%	7/15/2020	4,092	4,075,436
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	540	542,367
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,375	4,317,022
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	142	151,408
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,100	1,157,750

Total				10,706,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable Services 1.79%

Comcast Corp.	6.45%	3/15/2037	$3,675	$3,858,930
Comcast Corp.	6.95%	8/15/2037	4,595	5,127,225
Time Warner Cable, Inc.	7.30%	7/1/2038	3,745	4,232,505
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,213,039

Total				18,431,699

Chemicals 3.41%

Airgas, Inc.	7.125%	10/1/2018	6,000	6,540,000
Ashland, Inc.	9.125%	6/1/2017	1,000	1,168,125
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	1,630	1,850,050
Chemtura Corp.†	7.875%	9/1/2018	300	321,000
Dow Chemical Co. (The)	9.40%	5/15/2039	4,885	7,297,731
Incitec Pivot Finance LLC†	6.00%	12/10/2019	3,775	3,947,563
Lyondell Chemical Co.	11.00%	5/1/2018	340	391,850
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,370,157
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	2,500	2,678,125
Mosaic Co. (The)†	7.625%	12/1/2016	1,500	1,624,048
Nova Chemicals Corp. (Canada)(b)	3.568%#	11/15/2013	286	286,000
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.50%	4/21/2020	450	449,520
Westlake Chemical Corp.	6.625%	1/15/2016	450	466,312
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	4,675	5,664,618

Total				35,055,099

Coal 0.47%

Bumi Investment Pte Ltd. (Singapore)†(b)	10.75%	10/6/2017	500	553,125
Drummond Co., Inc.	7.375%	2/15/2016	2,325	2,418,000
Drummond Co., Inc.†	9.00%	10/15/2014	674	722,865
Peabody Energy Corp.	7.875%	11/1/2026	970	1,091,250

Total				4,785,240

Communications Services 0.06%

Avaya, Inc.†	7.00%	4/1/2019	200	199,000
Avaya, Inc.	9.75%	11/1/2015	400	416,000

Total				615,000

Communications Technology 0.41%

American Tower Corp.	7.00%	10/15/2017	1,000	1,133,883
Juniper Networks, Inc.	3.10%	3/15/2016	200	199,656
Motorola Solutions, Inc.	6.00%	11/15/2017	2,600	2,840,354

Total				4,173,893

Computer Software 1.20%

BMC Software, Inc.	7.25%	6/1/2018	5,000	5,764,650
Intuit, Inc.	5.75%	3/15/2017	4,000	4,405,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software (continued)

SunGard Data Systems, Inc.	10.25%	8/15/2015	$2,000	$2,112,500

Total				12,282,830

Construction/Homebuilding 0.12%

Empresas ICA SAB de CV (Mexico)†(b)	8.90%	2/4/2021	300	309,000
Odebrecht Finance Ltd.†	7.00%	4/21/2020	875	949,375

Total				1,258,375

Consumer Products 0.15%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	1,450	1,544,250

Containers 0.49%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	1,675	1,411,188
Rock-Tenn Co.	5.625%	3/15/2013	2,148	2,217,810
Rock-Tenn Co.	9.25%	3/15/2016	1,223	1,351,415

Total				4,980,413

Copper 0.32%

Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,126,866
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,204,558

Total				3,331,424

Diversified 0.10%

Kansas City Southern Railway	8.00%	6/1/2015	125	136,250
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	896,750

Total				1,033,000

Drugs 0.41%

Celgene Corp.	3.95%	10/15/2020	1,260	1,201,115
Celgene Corp.	5.70%	10/15/2040	2,905	2,821,902
Giant Funding Corp.†	8.25%	2/1/2018	140	144,550

Total				4,167,567

Electric: Equipment/Components 0.14%

Enel Finance International SA (Italy)†(b)	6.80%	9/15/2037	1,400	1,432,141

Electric: Power 7.46%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	500	538,750
AES Red Oak LLC	8.54%	11/30/2019	2,075	2,088,151
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	2,934,684
Arizona Public Service Co.	5.50%	9/1/2035	4,220	4,095,746
Arizona Public Service Co.	6.875%	8/1/2036	752	861,474
Atlantic City Electric Co.	7.75%	11/15/2018	1,300	1,592,284
Black Hills Corp.	9.00%	5/15/2014	1,950	2,231,167
Bruce Mansfield Unit	6.85%	6/1/2034	5,603	5,913,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

Central Maine Power Co.†	5.70%	6/1/2019	$1,850	$2,002,819
Cleco Power LLC	6.65%	6/15/2018	2,500	2,799,310
Connecticut Light & Power Co. (The)	6.35%	6/1/2036	834	926,983
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,999	3,153,115
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,608,393
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,139	3,254,656
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	400	425,000
Elm Road Generating Station Supercritical LLC†	6.09%	2/11/2040	198	204,832
Elwood Energy LLC	8.159%	7/5/2026	1,681	1,678,915
Energy East Corp.	6.75%	7/15/2036	2,450	2,596,520
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,550	1,482,882
Entergy Louisiana LLC	6.50%	9/1/2018	2,600	3,001,133
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	998,489
Indiantown Cogeneration LP	9.77%	12/15/2020	1,700	1,844,468
Mississippi Power Co.	5.40%	7/1/2035	3,075	2,868,086
Monongahela Power Co.†	5.70%	3/15/2017	1,190	1,290,112
Nisource Finance Corp.	6.25%	12/15/2040	1,900	1,966,703
NiSource Finance Corp.	10.75%	3/15/2016	6,225	8,155,236
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,875	2,128,125
Oncor Electric Delivery Co. LLC†	5.25%	9/30/2040	3,000	2,818,122
PNM Resources, Inc.	9.25%	5/15/2015	800	902,000
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	227	242,529
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,889	3,062,622
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,174	2,553,303
Tenaska Virginia Partners LP†	6.119%	3/30/2024	833	832,048
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,533,966

Total				76,585,896

Electrical Equipment 0.35%

Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,483,242
Public Service Co. of New Mexico	7.95%	5/15/2018	1,500	1,695,054
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	350	383,688

Total				3,561,984

Electrical: Household 0.42%

Legrand France SA (France)(b)	8.50%	2/15/2025	3,000	3,532,833
WireCo WorldGroup†	9.50%	5/15/2017	700	747,250

Total				4,280,083

Electronics 0.54%

Sensus USA, Inc.	8.625%	12/15/2013	674	687,480
Thomas & Betts Corp.	5.625%	11/15/2021	4,575	4,846,330

Total				5,533,810

Electronics: Semi-Conductors/Components 1.05%

Agilent Technologies, Inc.	6.50%	11/1/2017	1,950	2,177,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics: Semi-Conductors/Components (continued)

Freescale Semiconductor, Inc.	8.875%	12/15/2014	$750	$788,437
Freescale Semiconductor, Inc.	10.125%	12/15/2016	400	434,000
KLA-Tencor Corp.	6.90%	5/1/2018	4,730	5,218,500
National Semiconductor Corp.	6.60%	6/15/2017	2,000	2,211,588

Total				10,830,494

Energy Equipment & Services 1.07%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,900	3,075,467
Cameron International Corp.	6.375%	7/15/2018	3,192	3,590,314
Cameron International Corp.	7.00%	7/15/2038	1,448	1,679,259
Kazatomprom (Kazakhstan)†(b)	6.25%	5/20/2015	300	324,390
Michigan Consolidated Gas Co.	5.70%	3/15/2033	984	993,231
NRG Energy, Inc.	7.375%	2/1/2016	500	518,750
NRG Energy, Inc.	7.375%	1/15/2017	750	792,187

Total				10,973,598

Engineering & Contracting Services 0.26%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	300	324,000
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	2,250	2,311,875

Total				2,635,875

Entertainment 0.09%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	535,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	425	427,125

Total				962,125

Environmental Services 0.20%

Casella Waste Systems, Inc.	11.00%	7/15/2014	700	798,000
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,000	1,300,923

Total				2,098,923

Fertilizers 0.72%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	3,830,682
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.625%	12/1/2040	600	610,421
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	2,850	2,993,942

Total				7,435,045

Financial Services 6.47%

Aon Corp.	5.00%	9/30/2020	950	971,881
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,450,000
Bank of America Corp.	5.625%	7/1/2020	1,600	1,667,349
Bank of America Corp.	5.875%	1/5/2021	780	829,666
Bank of America Corp.	7.375%	5/15/2014	1,250	1,424,205
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	400	403,308
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%	11/2/2015	2,500	2,399,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)

CME Group Index Services LLC†	4.40%	3/15/2018	$847	$868,972
EDP Finance BV (Netherlands)†(b)	4.90%	10/1/2019	400	364,816
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	3,890	3,827,488
FMR LLC†	6.45%	11/15/2039	2,500	2,475,505
FMR LLC†	7.49%	6/15/2019	2,596	2,948,942
General Electric Capital Corp.	4.625%	1/7/2021	1,113	1,109,076
General Electric Capital Corp.	5.30%	2/11/2021	822	846,087
General Electric Capital Corp.	6.875%	1/10/2039	1,936	2,199,646
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	500	502,705
Janus Capital Group, Inc.	6.70%	6/15/2017	3,712	4,072,465
Macquarie Group Ltd. (Australia)†(b)	6.25%	1/14/2021	1,061	1,086,863
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,000	2,138,518
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	850	922,250
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.05%	1/15/2036	2,400	2,251,560
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	450	453,973
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,717	3,866,832
Prudential Financial, Inc.	6.20%	11/15/2040	2,419	2,567,536
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,207,619
Salton Sea Funding Corp.	7.475%	11/30/2018	859	912,734
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	2,000	1,974,440
Sydney Airport Finance Co. Pty Ltd. (Australia)†(b)	5.125%	2/22/2021	5,000	4,933,195
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,174,806
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	6,699	8,368,438
Xstrata Finance Canada Ltd. (Canada)†(b)	5.80%	11/15/2016	2,000	2,223,602

Total				66,444,159

Financial: Miscellaneous 1.13%

Cie de Financement Foncier (France)†(b)	2.125%	4/22/2013	2,000	2,019,296
Ford Motor Credit Co. LLC	8.70%	10/1/2014	1,750	1,997,277
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,375	2,434,819
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,655	1,663,045
SLM Corp.	6.25%	1/25/2016	3,361	3,448,631

Total				11,563,068

Food 0.97%

Arcor (Argentina)†(b)	7.25%	11/9/2017	144	151,416
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	930	988,125
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	900	936,000
Kraft Foods, Inc.	6.875%	2/1/2038	2,450	2,757,446
NBTY, Inc.†	9.00%	10/1/2018	550	599,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,650,000
Tyson Foods, Inc.	7.10%	4/1/2016	2,000	2,257,500
Tyson Foods, Inc.	10.50%	3/1/2014	500	606,250

Total				9,946,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 0.28%

CCM Merger, Inc.†	8.00%	8/1/2013	$750	$761,250
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	845	891,475
Turning Stone Casino Resort†	9.125%	9/15/2014	1,200	1,239,000

Total				2,891,725

Health Care Products 0.27%

Biomet, Inc.	11.625%	10/15/2017	2,000	2,265,000
HCA, Inc. PIK	9.625%	11/15/2016	500	543,750

Total				2,808,750

Health Care Services 0.33%

Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	200	203,000
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	1,000	1,036,250
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,700	1,810,500
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	500	325,000

Total				3,374,750

Hospital Management 0.16%

Universal Health Services, Inc.	7.125%	6/30/2016	1,500	1,637,079

Household Equipment/Products 0.07%

American Standard Americas†	10.75%	1/15/2016	575	613,813
YCC Holdings LLC/Yankee Finance, Inc. PIK†	10.25%	2/15/2016	125	129,375

Total				743,188

Household Furnishings 0.14%

Sealy Mattress Co.†	10.875%	4/15/2016	742	845,880
Simmons Bedding Co.†	11.25%	7/15/2015	500	542,500

Total				1,388,380

Industrial Products 0.42%

Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,334,736

Insurance 2.09%

Aflac, Inc.	8.50%	5/15/2019	2,673	3,313,208
American International Group, Inc.	8.25%	8/15/2018	4,000	4,790,812
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,745,044
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	600	547,536
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,504,537
Markel Corp.	7.125%	9/30/2019	3,480	3,956,857
MetLife, Inc.	5.875%	2/6/2041	750	776,044
Validus Holdings Ltd.	8.875%	1/26/2040	775	847,594
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,095,212
Willis North America, Inc.	7.00%	9/29/2019	1,700	1,868,162

Total				21,445,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Management Companies 0.61%

Constellation Enterprises LLC†	10.625%	2/1/2016	$100	$104,750
Lazard Group LLC	7.125%	5/15/2015	5,350	5,890,746
Offshore Group Investments Ltd.†	11.50%	8/1/2015	250	281,250

Total				6,276,746

Leasing 0.12%

International Lease Finance Corp.	8.25%	12/15/2020	760	846,450
International Lease Finance Corp.†	8.625%	9/15/2015	375	423,750

Total				1,270,200

Leisure 0.47%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	4,690,580
Royal Caribbean Cruises Ltd.	7.00%	6/15/2013	150	161,625

Total				4,852,205

Lodging 0.96%

Hyatt Hotels Corp.†	5.75%	8/15/2015	3,470	3,605,503
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,000	3,300,153
Marina District Finance Co., Inc.†	9.875%	8/15/2018	675	707,063
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,500	1,663,205
Wyndham Worldwide Corp.	9.875%	5/1/2014	500	591,978

Total				9,867,902

Machinery: Agricultural 0.71%

BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,013,062
Lorillard Tobacco Co.	8.125%	6/23/2019	881	989,372
Lorillard Tobacco Co.	8.125%	5/1/2040	3,100	3,298,825

Total				7,301,259

Machinery: Industrial/Specialty 0.10%

Columbus McKinnon Corp.†	7.875%	2/1/2019	35	36,400
CPM Holdings, Inc.†	10.875%	9/1/2014	900	978,750

Total				1,015,150

Machinery: Oil Well Equipment & Services 0.46%

Ormat Funding Corp.	8.25%	12/30/2020	725	721,438
Pride International, Inc.	6.875%	8/15/2020	1,200	1,344,000
Pride International, Inc.	7.875%	8/15/2040	700	824,250
Pride International, Inc.	8.50%	6/15/2019	1,530	1,874,250

Total				4,763,938

Materials & Commodities 0.08%

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	750	815,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media 2.39%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	$6,000	$6,217,500
Globo Comunicacao e Participacoes SA†	7.25%	4/26/2022	100	108,000
NBC Universal, Inc.†	6.40%	4/30/2040	3,998	4,191,019
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	699,000
News America, Inc.	6.75%	1/9/2038	2,620	2,830,514
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	130	153,400
Time Warner, Inc.	7.625%	4/15/2031	4,540	5,379,914
Viacom, Inc.	6.75%	10/5/2037	925	1,027,795
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	444	452,325
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.25%	1/15/2021	2,380	2,412,970
Virgin Media Secured Finance plc (United Kingdom)†(b	6.50%	1/15/2018	1,000	1,100,000

Total				24,572,437

Media: Broadcast 0.06%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	400	431,000
Fisher Communications, Inc.	8.625%	9/15/2014	125	129,063

Total				560,063

Metal Fabricating 0.09%

Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035	925	945,406

Metals & Minerals: Miscellaneous 3.38%

Aleris International, Inc.†	7.625%	2/15/2018	500	511,250
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	5,750	7,708,968
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	4,133	4,151,483
Compass Minerals International, Inc.	8.00%	6/1/2019	1,075	1,177,125
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,905	2,779,443
Rain CII Carbon LLC and CII Carbon Corp.†	8.00%	12/1/2018	1,150	1,233,375
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	4,225	5,593,287
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	9,000	11,611,539

Total				34,766,470

Miscellaneous 0.14%

Huntington Bancshares, Inc.	7.00%	12/15/2020	1,350	1,481,493

Natural Gas 2.07%

El Paso Corp.	6.95%	6/1/2028	1,650	1,601,860
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	4,200	5,078,342
Source Gas LLC†	5.90%	4/1/2017	4,150	4,105,724
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,171,278
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,784,137
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	458	512,300
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,744,784
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	270	278,150

Total				21,276,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil 3.52%

Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	$400	$418,000
Anadarko Petroleum Corp.	6.20%	3/15/2040	1,950	1,915,183
Brigham Exploration Co.†	8.75%	10/1/2018	1,090	1,215,350
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,036,854
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	500	508,234
Concho Resources, Inc.	7.00%	1/15/2021	250	262,500
Concho Resources, Inc.	8.625%	10/1/2017	400	443,000
Continental Resources, Inc.	7.375%	10/1/2020	850	918,000
Continental Resources, Inc.	8.25%	10/1/2019	1,400	1,550,500
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	2,233	2,360,124
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	627,750
Holly Corp.	9.875%	6/15/2017	1,175	1,313,062
LUKOIL International Finance BV (Netherlands)†(b)	6.125%	11/9/2020	200	203,260
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	902,805
Marathon Petroleum Corp.†	3.50%	3/1/2016	500	503,018
Marathon Petroleum Corp.†	5.125%	3/1/2021	875	889,276
Northern Tier Energy LLC/Norther Tier Finance Corp.†	10.50%	12/1/2017	925	1,040,625
Oasis Petroleum, Inc.†	7.25%	2/1/2019	150	152,625
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	2,045	2,188,150
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,225,000
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	1,800	1,891,811
QEP Resources, Inc.	6.875%	3/1/2021	2,950	3,104,875
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,250	1,289,591
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	1,000	1,125,483
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	948,539
Rosetta Resources, Inc.	9.50%	4/15/2018	650	723,125
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,285	4,475,323
Swift Energy Co.	7.125%	6/1/2017	650	666,250
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	400	446,000
Whiting Petroleum Corp.	7.00%	2/1/2014	1,700	1,819,000

Total				36,163,313

Oil: Crude Producers 3.72%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	935	990,516
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,119,715
Enogex LLC†	6.25%	3/15/2020	4,000	4,302,892
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	3,191	3,687,437
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,102,152
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	2,619	2,691,022
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,756	4,095,324
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	1,000	1,088,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)

Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	$3,245	$3,592,260
NGPL PipeCo LLC†	7.119%	12/15/2017	1,700	1,914,161
NGPL PipeCo LLC†	7.768%	12/15/2037	1,240	1,366,368
Noble Energy, Inc.	5.25%	4/15/2014	1,500	1,611,188
Pacific Rubiales Energy Corp.†	8.75%	11/10/2016	350	398,125
Petroleum Development Corp.	12.00%	2/15/2018	1,300	1,475,500
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,728,755
Southern Star Central Corp.†	6.75%	3/1/2016	1,000	1,025,000

Total				38,189,138

Oil: Integrated Domestic 2.87%

Hess Corp.	7.125%	3/15/2033	1,900	2,201,701
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,056,609
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,529,863
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,774,237
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,207,469
ONEOK Partners LP	3.25%	2/1/2016	1,000	994,994
Questar Gas Co.	7.20%	4/1/2038	3,202	3,677,446
Questar Pipeline Co.	5.83%	2/1/2018	1,750	1,964,958
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,437	5,953,972
Rowan Cos., Inc.	7.875%	8/1/2019	3,160	3,757,069
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,160,814
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	165	173,456

Total				29,452,588

Oil: Integrated International 2.08%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	8,970	8,393,678
Statoil ASA (Norway)(b)	7.15%	11/15/2025	1,610	1,976,858
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	4,950	5,367,537
Weatherford International Ltd.	9.875%	3/1/2039	4,115	5,639,945

Total				21,378,018

Paper & Forest Products 1.35%

China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	500	257,500
Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,094,187
Georgia-Pacific LLC†	7.125%	1/15/2017	250	266,875
Georgia-Pacific LLC	7.70%	6/15/2015	625	710,938
Georgia-Pacific LLC	8.875%	5/15/2031	2,200	2,700,500
PH Glatfelter Co.	7.125%	5/1/2016	1,350	1,387,125
Plum Creek Timberlands LP	4.70%	3/15/2021	2,375	2,312,915
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,136,562
Sino-Forest Corp. (Hong Kong)†(b)	9.125%	8/17/2011	230	237,176
Sino-Forest Corp. (Hong Kong)†(b)	10.25%	7/28/2014	1,000	1,140,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	650	669,500

Total				13,913,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pollution Control 0.18%

Clean Harbors, Inc.	7.625%	8/15/2016	$1,760	$1,878,800

Real Estate Investment Trusts 2.82%

Developers Diversified Realty Corp.	7.875%	9/1/2020	600	703,771
Entertainment Properties Trust†	7.75%	7/15/2020	4,300	4,547,250
Federal Realty Investment Trust	5.90%	4/1/2020	750	825,834
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,100	3,129,958
HCP, Inc.	6.00%	1/30/2017	2,782	3,027,027
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,250	1,392,934
Kilroy Realty LP	6.625%	6/1/2020	2,875	2,962,699
Potlatch Corp.	6.95%	12/15/2015	500	506,875
Reckson Operating Partnership LP	6.00%	3/31/2016	750	789,356
Regency Centers LP	4.80%	4/15/2021	2,950	2,921,860
Rouse Co. LP (The)	6.75%	11/9/2015	1,264	1,330,360
Tanger Properties LP	6.15%	11/15/2015	1,250	1,349,458
Weyerhaeuser Co.	6.95%	8/1/2017	1,900	2,109,646
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,323,051
Weyerhaeuser Co.	8.50%	1/15/2025	1,750	2,032,462

Total				28,952,541

Restaurants 0.02%

Dave & Buster’s, Inc.	11.00%	6/1/2018	210	236,250

Retail 0.31%

Arcos Dorados BV (Netherlands)†(b)	7.50%	10/1/2019	1,250	1,359,375
DineEquity, Inc.†	9.50%	10/30/2018	950	1,033,125
Family Dollar Stores, Inc.	5.00%	2/1/2021	825	817,650

Total				3,210,150

Retail: Specialty 0.28%

Home Depot, Inc. (The)	5.875%	12/16/2036	2,400	2,441,458
Michaels Stores, Inc.	11.375%	11/1/2016	350	384,125

Total				2,825,583

Savings & Loan 0.22%

First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,060	2,243,177

Steel 0.92%

Allegheny Ludlum Corp.	6.95%	12/15/2025	350	377,420
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,752,071
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,331,488
Valmont Industries, Inc.	6.875%	5/1/2014	1,000	1,025,000

Total				9,485,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Storage Facilities 0.14%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	$1,300	$1,423,500

Telecommunications 2.34%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	1,022,500
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,225	4,684,469
Crown Castle Towers LLC†	3.214%	8/15/2015	550	544,404
DigitalGlobe, Inc.	10.50%	5/1/2014	2,350	2,681,937
GeoEye, Inc.	9.625%	10/1/2015	875	990,938
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	900	972,000
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	11/1/2019	600	661,500
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	475	489,250
NII Capital Corp.	10.00%	8/15/2016	1,150	1,308,125
Qtel International Finance Ltd. (Qatar)†	4.75%	2/16/2021	400	375,361
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	3,083,933
Telefonica Moviles Chile SA (Chile)†(b)	2.875%	11/9/2015	300	287,117
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	2,097	2,031,993
Telemovil Finance Co., Ltd. (El Salvador)(b)	8.00%	10/1/2017	1,050	1,099,875
ViaSat, Inc.	8.875%	9/15/2016	400	429,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	332,250
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	500	519,400
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	750	776,250
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,550	1,786,375

Total				24,076,677

Tobacco 1.39%

Altria Group, Inc.	9.95%	11/10/2038	7,500	10,457,700
Universal Corp.	6.25%	12/1/2014	3,500	3,775,481

Total				14,233,181

Transportation: Miscellaneous 1.44%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	250	270,625
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	3,707,114
Commercial Barge Line Co.	12.50%	7/15/2017	650	757,250
Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	500	502,500
Florida East Coast Railway Corp.†	8.125%	2/1/2017	50	52,500
Inversiones Alsacia SA (Chile)†(b)	8.00%	8/18/2018	500	498,055
Kansas City Southern de Mexico SA de CV (Mexico)(b)	7.375%	6/1/2014	250	261,875
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.375%	10/6/2020	600	630,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous (continued)

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	$1,500	$1,627,500
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	500	489,400
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	995,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	4,968,085

Total				14,759,904

Utilities 0.11%

El Paso Electric Co.	6.00%	5/15/2035	1,075	1,078,302

Utilities: Electrical 1.29%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	3,725	4,060,250
Otter Tail Corp.	9.00%	12/15/2016	3,500	3,981,250
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	300	305,381
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.165%	10/25/2017	1,400	1,456,323
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.25%	9/16/2019	200	204,179
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	3,425	3,245,191

Total				13,252,574

Total Corporate Bonds (cost $781,976,772)				820,351,170

FLOATING RATE LOANS(c) 0.87%

Automotive 0.01%

Viking Acquisition Term Loan	6.00%	11/5/2016	120	120,900

Business Services 0.07%

Alliance Laundry Systems LLC Term Loan B	6.25%	9/23/2016	717	723,802

Diversified 0.15%

New Development Holdings, Inc. Term Loan	7.00%	6/8/2017	1,482	1,500,930

Drugs 0.09%

Warner Chilcott plc Additional Term Loan	6.25%	4/30/2015	156	157,793
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	305	306,102
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015	151	152,273
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	251	253,562

Total				869,730

Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	250	252,906

Food 0.03%

Del Monte Corp. Term Loan	4.50%	2/26/2018	300	302,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Forestry/Paper 0.15%

Smurfit-Stone Container Corp. Exit Term Loan B	6.75%	1/2/2016		$1,493	$1,507,425

Leisure 0.04%

Leslie’s Poolmart, Inc. Term Loan	6.00%	11/24/2017		400	404,500

Retail 0.02%

J.Crew Operating Corp. New Term Loan B	4.75%	1/26/2018		250	250,391

Retail: Specialty 0.14%

Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015		997	1,006,215
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	11/23/2016		400	403,250

Total					1,409,465

Services 0.08%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/8/2016		800	818,666

Technology 0.06%

Data Device Corp. Term Loan B	7.25%	12/6/2016		650	650,271

Telecommunications 0.01%

Atlantic Broadband Finance LLC Term Loan B	5.00%	11/8/2015		69	69,677

Total Floating Rate Loans (cost $8,810,014)					8,881,054

FOREIGN BONDS(d) 0.38%

Spain 0.10%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	700	999,774

United Kingdom 0.28%

Infinis plc†	9.125%	12/15/2014	GBP	1,500	2,612,214
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	150	253,601

Total					2,865,815

Total Foreign Bonds (cost $3,587,842)					3,865,589

FOREIGN GOVERNMENT OBLIGATIONS 1.28%

Argentina 0.16%

Provincia de Buenos Aires†(b)	10.875%	1/26/2021		$320	298,458
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	423,325
Provincia de Cordoba†(b)	12.375%	8/17/2017		700	729,750
Republic of Argentina(b)	8.28%	12/31/2033		195	168,798

Total					1,620,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Bahamas 0.08%

Commonwealth of Bahamas†(b)	6.95%		11/20/2029	$815		$834,245

Bermuda 0.10%

Bermuda Government†	5.603%		7/20/2020	1,000		1,036,692

Brazil 0.05%

Federal Republic of Brazil(b)	5.625%		1/7/2041	500		492,500

Cayman Islands 0.16%

Cayman Islands Government†(b)	5.95%		11/24/2019	1,600		1,657,618

Dominican Republic 0.05%

Dominican Republic†(b)	7.50%		5/6/2021	400		414,000
Dominican Republic†(b)	9.04%		1/23/2018	109		122,140

Total						536,140

Ghana 0.04%

Republic of Ghana†(b)	8.50%		10/4/2017	375		406,875

Peru 0.02%
Republic of Peru(b)	6.55%		3/14/2037	200		221,000

Russia 0.34%

Russia Eurobonds†(b)	3.625%		4/29/2015	1,500		1,511,250
Russia Eurobonds†(b)	5.00%		4/29/2020	1,200		1,203,600
Russia Eurobonds†(b)	7.50%		3/31/2030	627		727,367

Total						3,442,217

Sri Lanka 0.24%

Republic of Sri Lanka†(b)	6.25%		10/4/2020	900		891,000
Ukraine Government†(b)	7.75%		9/23/2020	800		806,000
Ukraine Government†(b)	7.95%		2/23/2021	800		803,600

Total						2,500,600

Venezuela 0.04%

Republic of Venezuela(b)	9.375%		1/13/2034	648		435,780

Total Foreign Government Obligations (cost $12,910,497)						13,183,998

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.01%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(e)	10/15/2020	—	(f)	7,572
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	23		22,031
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(e)	8/15/2021	2		19,257
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(e)	12/15/2020	—	(f)	3,996
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(e)	12/15/2020	—	(f)	3,816
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(e)	2/15/2021	—	(f)	4,836
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(e)	2/15/2021	—	(f)	5,266
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(e)	4/15/2021	—	(f)	3,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(e)	4/15/2021	$—	(f)	$3,372
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(e)	4/15/2021	—	(f)	13,122
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(e)	5/15/2021	1		23,006
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	28		25,743
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(e)	9/15/2021	—	(f)	5,957
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	61		52,724
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(e)	11/15/2021	—	(f)	2,817
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(e)	2/15/2022	—	(f)	1,062
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(e)	4/15/2022	—	(f)	1,751
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	100		89,045
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	46		42,884
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		6,828,256
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	9,561		9,646,443
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	9,460		9,611,888
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	13		2,880
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	6		5,075
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(e)	12/25/2021	—	(f)	4,111
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,531,117

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $30,913,932)						30,961,405

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.65%

Federal National Mortgage Assoc.	2.114	%#	10/1/2035	3,489		3,627,200
Federal National Mortgage Assoc.	5.665	%#	12/1/2036	2,912		3,082,137

Total Government Sponsored Enterprises Pass-Throughs (cost $6,566,065)						6,709,337

MUNICIPAL BONDS 2.52%

Education 0.09%

Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	950		911,573

General Obligation 0.16%

IL St Taxable	5.877%		3/1/2019	1,604		1,609,774

Housing 0.16%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	1,550		1,604,793

Other Revenue 0.46%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,715		1,716,372
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%		12/1/2034	1,100		1,105,269
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	2,000		1,957,620

Total						4,779,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sales Tax 0.09%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	$973	$986,252

Transportation 0.68%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	560	572,617
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	780	789,134
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	275	264,448
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	925	907,628
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,245	2,239,253
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,033,351
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	632	632,253
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	500	515,695

Total				6,954,379

Utilities 0.88%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	1,075	1,036,827
Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	1,500	1,520,145
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	755	808,280
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	2,505	2,401,243
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	1,460	1,505,961
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	795	791,884
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,000	1,001,040

Total				9,065,380

Total Municipal Bonds (cost $26,047,581)				25,911,412

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.30%

Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	2,000	2,151,213
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	4	4,008
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	1,325	1,438,866
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%#	10/12/2042	3,620	3,902,574
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.762%#	9/11/2038	1,750	1,868,882
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AM	5.52%#	4/12/2038	1,300	1,372,292
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	4,530	4,628,232
CS Mortgage Capital Certificates 2006-C1 A4	5.441%#	2/15/2039	1,680	1,828,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.174%#	3/10/2044	$3,460	$3,716,253
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.89%#	7/10/2038	2,435	2,572,807
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	2,165	2,219,099
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	2,250	2,431,012
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	2,500	2,601,530
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	1,675	1,788,923
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.803%#	6/15/2049	3,430	3,550,591
Merrill Lynch Floating Trust 2008-LAQA A1†	0.801%#	7/9/2021	2,549	2,439,050
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	790	800,484
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	2,400	2,527,244
Morgan Stanley Capital I 2006-T23 AAB	5.793%#	8/12/2041	2,525	2,732,384
NCUA Guaranteed Notes 2010-C1 A-PT	2.65%	10/29/2020	1,986	1,933,964
NCUA Guaranteed Notes 2010-C1 A2	2.90%	10/29/2020	3,685	3,594,406
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	395	395,223
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,896,342
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	2,000	2,032,680

Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,593,285)				54,427,023

Total Long-Term Investments (cost $965,863,697)				1,005,783,680

SHORT-TERM INVESTMENTS 1.39%

Repurchase Agreements

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $2,525,000 of U.S. Treasury Bill at 0.10% due 7/14/2011; value: $2,523,738; proceeds: $2,471,560			2,472	2,471,559
Repurchase Agreement dated 2/28/2011, 0.16% due 3/1/2011 with Bank of America Corp. collateralized by $12,079,600 of U.S. Treasury Bond at 4.50% due 8/15/2039; value: $12,117,609; proceeds: $11,836,053			11,836	11,836,000

Total Short-Term Investments (cost $14,307,559)				14,307,559

Total Investments in Securities 99.30% (cost $980,171,256)				1,020,091,239

Foreign Cash and Other Assets in Excess of Liabilities(g) 0.70%				7,223,100

Net Assets 100.00%				$1,027,314,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

EUR euro.

GBP British pound.

IO Interest Only.

PIK Payment-in-kind.

PO Principal Only.

Unit More than one class of securities traded together.

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2011.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of at February 28, 2011 (See Note 2(e)).
(b)	Foreign security traded in U.S. dollars.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at at February 28, 2011.

(d)	Investment in non-U.S. dollar denominated securities.
(e)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large

(f)	Amount is less than $1,000.
(g)	Foreign Cash and Other assets in excess of Liabilities include net unrealized appreciation/depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at February 28, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Bond	June 2011	18	Long	$2,104,875	$461
U.S. 30-Year Treasury Bond	June 2011	413	Short	(49,701,969)	(1,057,600)
Ultra Long U.S. Treasury Bond	June 2011	64	Short	(7,910,000)	(151,695)

Totals				$55,507,094	$(1,208,834)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Open Forward Foreign Currency Exchange Contracts at February 28, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisses	3/14/2011	2,200,000	$543,747	$544,781	$1,034
Argentine peso	Buy	UBS AG	5/6/2011	9,785,000	2,408,615	2,390,101	(18,514)
Argentine peso	Buy	UBS AG	5/6/2011	500,000	122,384	122,131	(253)
Brazilian real	Buy	UBS AG	3/14/2011	2,335,000	1,338,799	1,400,567	61,768
Brazilian real	Buy	Barclays Bank plc	6/10/2011	3,165,000	1,850,336	1,861,396	11,060
Chilean peso	Buy	UBS AG	3/14/2011	925,000,000	1,893,551	1,941,990	48,439
Chilean peso	Buy	Credit Suisses	6/10/2011	305,000,000	641,902	636,016	(5,886)
Chinese yuan renminbi	Buy	Credit Suisses	3/14/2011	690,000	105,055	105,022	(33)
Chinese yuan renminbi	Buy	UBS AG	5/6/2011	5,850,000	893,130	891,408	(1,722)
Colombian peso	Buy	UBS AG	3/14/2011	165,000,000	86,796	86,721	(75)
Colombian peso	Buy	UBS AG	5/6/2011	2,380,000,000	1,295,590	1,259,873	(35,717)
Colombian peso	Buy	Goldman Sachs	6/10/2011	1,590,000,000	841,938	841,810	(128)
Czech koruna	Buy	Barclays Bank plc	3/14/2011	18,440,000	974,166	1,045,322	71,156
Czech koruna	Buy	Morgan Stanley	5/6/2011	45,730,000	2,520,392	2,590,951	70,559
Czech koruna	Buy	Morgan Stanley	5/6/2011	3,570,000	202,152	202,268	116
Czech koruna	Buy	Goldman Sachs	6/10/2011	61,950,000	3,437,783	3,508,311	70,528
euro	Buy	Barclays Bank plc	3/14/2011	362,600	491,454	500,295	8,841
euro	Buy	UBS AG	5/2/2011	1,364,376	1,871,923	1,881,378	9,455
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	11,450,000	1,475,689	1,470,375	(5,314)
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	9,400,000	1,210,108	1,207,120	(2,988)
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	1,100,000	141,221	141,259	38
Hong Kong dollar	Buy	Barclays Bank plc	6/10/2011	32,365,000	4,160,828	4,159,816	(1,012)
Hungarian forint	Buy	Morgan Stanley	3/11/2011	569,500,000	2,697,135	2,894,938	197,803
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	67,000,000	320,997	337,960	16,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	123,000,000	$611,357	$620,433	$9,076
Hungarian forint	Buy	UBS AG	6/10/2011	593,000,000	2,909,002	2,977,055	68,053
Indian rupee	Buy	Goldman Sachs	3/14/2011	1,950,000	42,642	42,982	340
Indian rupee	Buy	Goldman Sachs	3/14/2011	19,250,000	419,024	424,310	5,286
Indian rupee	Buy	UBS AG	6/10/2011	122,250,000	2,635,266	2,651,468	16,202
Indonesian rupiah	Buy	UBS AG	5/6/2011	5,750,000,000	626,703	644,790	18,087
Indonesian rupiah	Buy	UBS AG	5/6/2011	850,000,000	92,411	95,316	2,905
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2011	16,520,000,000	1,831,080	1,841,142	10,062
Israeli new shekel	Buy	Morgan Stanley	3/14/2011	7,000,000	1,922,971	1,930,775	7,804
Israeli new shekel	Buy	Barclays Bank plc	5/6/2011	4,700,000	1,298,061	1,294,804	(3,257)
Israeli new shekel	Buy	Morgan Stanley	5/6/2011	4,050,000	1,119,186	1,115,735	(3,451)
Malaysian ringgit	Buy	UBS AG	3/14/2011	1,680,000	532,066	550,283	18,217
Malaysian ringgit	Buy	Barclays Bank plc	5/6/2011	200,000	65,125	65,275	150
Malaysian ringgit	Buy	Goldman Sachs	6/10/2011	4,440,000	1,452,166	1,445,753	(6,413)
Mexican peso	Buy	Morgan Stanley	3/14/2011	88,560,000	7,125,271	7,309,480	184,209
Mexican peso	Buy	Barclays Bank plc	5/6/2011	6,300,000	515,738	517,603	1,865
Mexican peso	Buy	Barclays Bank plc	5/6/2011	4,100,000	335,022	336,853	1,831
Mexican peso	Buy	UBS AG	6/10/2011	50,400,000	4,123,637	4,129,742	6,105
Peruvian Nuevo sol	Buy	Credit Suisses	3/14/2011	4,240,000	1,495,063	1,528,348	33,285
Peruvian Nuevo sol	Buy	Credit Suisses	3/14/2011	125,000	44,444	45,057	613
Peruvian Nuevo sol	Buy	Goldman Sachs	3/14/2011	200,000	70,522	72,092	1,570
Philippine peso	Buy	Goldman Sachs	5/6/2011	85,400,000	1,928,636	1,955,515	26,879
Philippine peso	Buy	Goldman Sachs	5/6/2011	4,100,000	92,301	93,883	1,582
Philippine peso	Buy	Goldman Sachs	5/6/2011	32,800,000	759,259	751,064	(8,195)
Polish zloty	Buy	UBS AG	3/14/2011	10,750,000	3,549,495	3,744,431	194,936
Polish zloty	Buy	Goldman Sachs	5/6/2011	4,900,000	1,667,120	1,699,487	32,367
Polish zloty	Buy	Goldman Sachs	5/6/2011	820,000	283,784	284,404	620
Polish zloty	Buy	Barclays Bank plc	6/10/2011	16,580,000	5,722,866	5,734,019	11,153
Romanian new leu	Buy	Barclays Bank plc	3/14/2011	6,590,000	2,008,840	2,159,983	151,143
Romanian new leu	Buy	Morgan Stanley	5/6/2011	4,185,000	1,304,226	1,362,147	57,921
Russian ruble	Buy	Barclays Bank plc	3/14/2011	15,200,000	483,153	526,057	42,904
Russian ruble	Buy	Barclays Bank plc	5/6/2011	76,100,000	2,530,845	2,622,433	91,588
Singapore dollar	Buy	Goldman Sachs	3/14/2011	5,180,000	3,953,927	4,073,247	119,320
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	151,400	117,313	119,088	1,775
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	631,000	491,988	496,332	4,344
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	1,037,600	811,157	816,155	4,998
Singapore dollar	Buy	Morgan Stanley	6/10/2011	5,995,000	4,702,145	4,716,557	14,412
Singapore dollar	Buy	Morgan Stanley	6/10/2011	650,000	510,484	511,386	902
South African rand	Buy	Morgan Stanley	3/14/2011	12,750,000	1,824,687	1,828,031	3,344
South African rand	Buy	Morgan Stanley	3/14/2011	2,543,000	366,585	364,603	(1,982)
South African rand	Buy	Goldman Sachs	5/6/2011	2,610,000	362,842	371,288	8,446
South African rand	Buy	Goldman Sachs	5/6/2011	1,550,000	213,081	220,497	7,416
South African rand	Buy	Barclays Bank plc	6/10/2011	18,065,000	2,452,451	2,556,560	104,109
Taiwan dollar	Buy	Barclays Bank plc	5/6/2011	15,100,000	528,342	508,308	(20,034)
Taiwan dollar	Buy	Barclays Bank plc	6/10/2011	13,200,000	454,233	444,745	(9,488)
Thai baht	Buy	Goldman Sachs	3/14/2011	14,800,000	492,512	483,854	(8,658)
Thai baht	Buy	Goldman Sachs	3/14/2011	12,900,000	428,287	421,738	(6,549)
Thai baht	Buy	UBS AG	6/10/2011	33,650,000	1,097,234	1,095,321	(1,913)
Turkish lira	Buy	Goldman Sachs	3/14/2011	5,970,000	3,972,056	3,727,138	(244,918)
Turkish lira	Buy	Morgan Stanley	5/6/2011	5,090,000	3,184,434	3,152,867	(31,567)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Turkish lira	Buy	Barclays Bank plc	6/10/2011	3,260,000	$2,026,342	$2,008,414	$(17,928)
Brazilian real	Sell	UBS AG	3/14/2011	285,000	169,089	170,947	(1,858)
British pound	Sell	UBS AG	3/10/2011	1,674,251	2,638,118	2,721,570	(83,452)
Chilean peso	Sell	UBS AG	3/14/2011	25,000,000	53,101	52,486	615
Chilean peso	Sell	UBS AG	3/14/2011	245,000,000	500,204	514,365	(14,161)
euro dollar	Sell	Barclays Bank plc	3/14/2011	1,145,000	1,513,289	1,579,805	(66,516)
euro dollar	Sell	Goldman Sachs	4/13/2011	691,215	896,388	953,348	(56,960)
euro dollar	Sell	UBS AG	5/2/2011	297,813	406,592	410,663	(4,071)
euro dollar	Sell	Goldman Sachs	5/2/2011	1,066,563	1,458,988	1,470,715	(11,727)
euro dollar	Sell	UBS AG	6/10/2011	709,502	963,986	977,726	(13,740)
Mexican peso	Sell	Morgan Stanley	3/14/2011	1,425,000	114,770	117,615	(2,845)
Peruvian Nuevo sol	Sell	Credit Suisses	3/14/2011	2,720,000	982,659	980,450	2,209
Russian ruble	Sell	Barclays Bank plc	3/14/2011	1,230,000	40,170	42,569	(2,399)
Taiwan dollar	Sell	Barclays Bank plc	5/6/2011	15,100,000	518,900	508,308	10,592
Thai baht	Sell	Goldman Sachs	3/14/2011	23,500,000	767,472	768,282	(810)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,152,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.64%

ASSET-BACKED SECURITIES 10.34%

Automobiles 3.06%

Bank of America Auto Trust 2010-1A A2†	0.75%	6/15/2012	$11,252	$11,255,830
Capital Auto Receivables Asset Trust 2008-1 A3B	1.266%#	8/15/2012	2,335	2,338,527
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.116%#	1/15/2013	18,434	18,495,134
Capital One Prime Auto Receivables Trust 2007-1 A4	0.286%#	12/15/2012	8,373	8,369,217
CarMax Auto Owner Trust 2010-1 A2	0.83%	11/15/2012	4,572	4,575,384
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	10,000	10,006,732
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	9,582	9,591,762
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	10,450	10,455,793
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	30,000	30,014,709
Chrysler Financial Lease Trust 2010-A A2†	1.78%	6/15/2011	2,438	2,439,690
Ford Credit Auto Lease Trust 2009-A A3†	3.71%	1/15/2014	10,597	10,682,731
Ford Credit Auto Lease Trust 2010-A A2†	1.04%	3/15/2013	20,801	20,822,599
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	38,800	38,784,728
Ford Credit Auto Owner Trust 2008-C A3	1.686%#	6/15/2012	3,746	3,754,625
Ford Credit Auto Owner Trust 2009-E A2	0.80%	3/15/2012	7,571	7,572,979
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%	4/15/2012	1,568	1,568,430
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	7,690	7,696,618
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	14,250	14,259,396
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	965	965,638
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	4,503	4,505,109
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	17,835	17,858,143
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	30,800	30,716,840
Mercedes-Benz Auto Receivables Trust 2009-1 A2	0.83%	3/15/2012	4,691	4,692,671
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	14,616	14,626,909
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	26,727	26,815,622
Nissan Auto Receivables Owner Trust 2007-A A4	0.266%#	6/17/2013	2,411	2,408,781
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	31,770	31,770,000
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	19,768	19,919,827
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	3,418	3,419,703

Total				370,384,127

Credit Cards 4.90%

American Express Credit Account Master Trust 2007-8 A	0.566%#	5/15/2015	10,000	10,030,612
Bank One Issuance Trust 2004-A5	0.396%#	3/17/2014	8,695	8,694,934
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%	10/15/2014	12,150	12,445,229
Cabela’s Master Credit Card Trust 2009-1A A†	2.266%#	3/16/2015	21,400	21,737,136
Capital One Multi-Asset Execution Trust 2005-A1	0.336%#	1/15/2015	39,341	39,286,308
Capital One Multi-Asset Execution Trust 2006-A12 A	0.326%#	7/15/2016	26,371	26,187,305
Capital One Multi-Asset Execution Trust 2006-C1 C	0.556%#	3/17/2014	5,200	5,192,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2007-A4	0.296	%#	3/16/2015	$36,795	$36,713,407
Chase Issuance Trust 2005-A2	0.336	%#	12/15/2014	17,565	17,552,536
Chase Issuance Trust 2005-A6	0.336	%#	7/15/2014	24,101	24,080,343
Citibank Credit Card Issuance Trust 2005-A8	0.332	%#	10/20/2014	17,550	17,509,986
Citibank Credit Card Issuance Trust 2009-A1	2.016	%#	3/17/2014	33,865	34,414,050
Citibank Credit Card Issuance Trust 2009-A2	1.816	%#	5/15/2014	35,464	36,033,325
Citibank Omni Master Trust 2009-A8†	2.366	%#	5/16/2016	39,765	40,407,738
Discover Card Master Trust 2009-A1	1.566	%#	12/15/2014	16,580	16,823,419
Discover Card Master Trust 2009-A2 A	1.566	%#	2/17/2015	25,013	25,418,751
Discover Card Master Trust I 2006-2 A2	0.296	%#	1/16/2014	15,387	15,378,809
GE Capital Credit Card Master Note Trust 2009-1 A	2.366	%#	4/15/2015	47,120	48,021,010
MBNA Credit Card Master Note Trust 1997-B A	0.426	%#	8/15/2014	49,624	49,613,673
MBNA Credit Card Master Note Trust 2002-A3	0.506	%#	9/15/2014	53,213	53,278,771
MBNA Credit Card Master Note Trust 2006-C2	0.566	%#	8/15/2013	37,645	37,639,191
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.326	%#	5/15/2015	18,000	17,914,709

Total					594,373,673

Home Equity 0.00%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	388	371,235

Other 2.38%

Illinois Student Assistance Commission 2010-1 A1	0.783	%#	4/25/2017	18,184	18,171,999
Nelnet Student Loan Trust 2010-3A A†	1.083	%#	7/27/2048	12,102	12,092,244
Nelnet Student Loan Trust 2010-4A A†	1.062	%#	4/25/2046	30,671	30,713,316
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.333	%#	7/25/2016	4,871	4,863,313
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.903	%#	4/25/2019	8,734	8,742,006
SLM Student Loan Trust 2004-1 A2	0.443	%#	7/25/2018	6,089	6,083,226
SLM Student Loan Trust 2004-2 A4	0.433	%#	10/25/2019	8,337	8,294,038
SLM Student Loan Trust 2005-3 A3	0.333	%#	7/25/2016	3,236	3,232,475
SLM Student Loan Trust 2006-2 A4	0.393	%#	10/25/2022	25,000	24,783,155
SLM Student Loan Trust 2007-2 A2	0.303	%#	7/25/2017	39,477	39,181,623
SLM Student Loan Trust 2007-6 A2	0.553	%#	1/25/2019	24,000	23,934,077
SLM Student Loan Trust 2007-7 A2	0.503	%#	1/25/2016	17,811	17,769,316
SLM Student Loan Trust 2008-3 A1	0.803	%#	1/25/2014	5,935	5,946,602
SLM Student Loan Trust 2008-4 A1	0.983	%#	7/25/2013	8,025	8,034,831
SLM Student Loan Trust 2008-6 A1	0.703	%#	10/27/2014	7,422	7,427,807
SLM Student Loan Trust 2008-7 A1	0.703	%#	10/27/2014	5,461	5,467,091
SLM Student Loan Trust 2008-8 A1	0.803	%#	10/27/2014	4,038	4,044,362
SLM Student Loan Trust 2010-B A1†(a)	2.186	%#	8/15/2016	11,280	11,282,510
SLM Student Loan Trust 2010-C A1†	1.916	%#	12/15/2017	12,988	13,095,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other (continued)

SLM Student Loan Trust 2011-1 A1	0.781%#	3/25/2026	$35,000	$34,896,050

Total				288,055,785

Total Asset-Backed Securities (cost $1,252,472,976)				1,253,184,820

CORPORATE BONDS 49.19%

Aerospace/Defense 0.17%

L-3 Communications Corp.	5.875%	1/15/2015	2,000	2,044,000
L-3 Communications Corp.	6.375%	10/15/2015	18,016	18,691,600

Total				20,735,600

Air Transportation 0.67%

Continental Airlines, Inc.	7.461%	4/1/2015	10,844	11,168,968
Delta Air Lines, Inc.	4.95%	5/23/2019	5,000	5,087,500
Delta Air Lines, Inc.	6.20%	7/2/2018	14,577	15,415,504
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	10,000	10,682,670
Southwest Airlines Co.†	10.50%	12/15/2011	37,050	39,476,442

Total				81,831,084

Apparel 0.02%

Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	2,500	2,531,250

Auto Parts: Original Equipment 0.01%

Dana Holding Corp.	6.50%	2/15/2019	1,065	1,080,975

Automotive 0.06%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,525	1,654,625
Tenneco, Inc.†	6.875%	12/15/2020	2,000	2,085,000
Tenneco, Inc.	7.75%	8/15/2018	725	783,906
Tenneco, Inc.	8.125%	11/15/2015	3,000	3,225,000

Total				7,748,531

Banks: Diversified 6.75%

BanColombia SA (Colombia)†(b)	4.25%	1/12/2016	3,480	3,427,800
Bank of America Corp.	2.10%	4/30/2012	80,850	82,525,212
Bank of America Corp.	7.375%	5/15/2014	68,310	77,829,955
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	45,700	45,847,108
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	38,900	38,192,137
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%	2/4/2013	35,700	36,354,310
Citigroup, Inc.	6.00%	12/13/2013	10,000	10,944,430
Citigroup, Inc.	6.50%	8/19/2013	25,000	27,569,075
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	30,040	30,803,256
Deutsche Bank AG (United Kingdom)(b)	0.603%#	1/19/2012	8,050	8,061,656
Deutsche Bank AG (United Kingdom)(b)	3.25%	1/11/2016	10,000	10,039,510
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	42,960	41,296,632
Fifth Third Bank	4.75%	2/1/2015	5,000	5,241,645
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,142,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

Goldman Sachs Group, Inc. (The)	5.15%	1/15/2014	$44,097	$47,655,363
Goldman Sachs Group, Inc. (The)	6.00%	5/1/2014	10,000	11,081,400
HSBC Bank USA	4.625%	4/1/2014	23,650	25,131,341
JPMorgan Chase & Co.	3.45%	3/1/2016	24,290	24,426,704
M&I Marshall & Ilsley Bank	0.573%#	12/4/2012	5,265	5,178,659
Morgan Stanley	4.20%	11/20/2014	33,550	34,862,946
Morgan Stanley	6.00%	4/28/2015	14,250	15,615,520
Morgan Stanley	6.00%	5/13/2014	4,300	4,708,397
NIBC Bank NV (Netherlands)†(b)	2.80%	12/2/2014	32,280	33,368,191
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	325	336,375
Regions Financial Corp.	7.75%	11/10/2014	5,000	5,341,780
Silicon Valley Bank	6.05%	6/1/2017	10,000	10,531,910
Societe Financement de l’Economie Francaise (France)†(b)	3.375%	5/5/2014	48,770	51,314,038
Stadshypotek AB (Sweden)†(b)	1.45%	9/30/2013	31,200	31,402,644
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	45,150	44,567,339
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	50,240	52,031,056
Woori Bank (South Korea)†(b)	4.50%	10/7/2015	360	365,796

Total				818,194,334

Banks: Money Center 0.61%

1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%	6/4/2015	13,575	14,175,585
Banco Santander Chile (Chile)†(b)	1.553%#	4/20/2012	1,000	1,000,024
Kommunalbanken AS†	2.375%	1/19/2016	25,630	25,482,217
Western Corporate Federal Credit Union	1.75%	11/2/2012	33,215	33,815,893

Total				74,473,719

Beverages 0.43%

Anheuser-Busch InBev Worldwide, Inc.†	5.375%	11/15/2014	29,200	32,287,228
Bacardi Ltd.†	7.45%	4/1/2014	6,715	7,800,010
FBG Finance Ltd. (Australia)†(b)	5.125%	6/15/2015	5,055	5,376,574
Foster’s Finance Corp.†	4.875%	10/1/2014	1,900	2,014,488
SABMiller plc (United Kingdom)†(b)	5.50%	8/15/2013	4,500	4,923,959

Total				52,402,259

Biotechnology Research & Production 0.16%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	7,000	7,735,000
FMC Finance III SA (Luxembourg)(b)	6.875%	7/15/2017	10,875	11,513,906

Total				19,248,906

Broadcasting 0.09%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	4,850	5,225,875
Fisher Communications, Inc.	8.625%	9/15/2014	1,875	1,935,938
Salem Communications Corp.	9.625%	12/15/2016	3,163	3,487,207

Total				10,649,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials 0.10%

Associated Materials LLC†	9.125%	11/1/2017	$9,380	$10,165,575
Building Materials Corp. of America†	7.00%	2/15/2020	2,255	2,387,481

Total				12,553,056

Business Services 0.99%

Board of Trustees of The Leland Stanford Junior University (The)	3.625%	5/1/2014	52,426	55,793,689
Expedia, Inc.	8.50%	7/1/2016	34,410	37,980,037
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	5,300	5,445,750
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	6,185	6,212,115
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,395	1,487,419
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	11,933	12,559,483

Total				119,478,493

Cable Services 0.16%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	11,995	14,588,919
Historic TW, Inc.	9.125%	1/15/2013	4,700	5,309,167

Total				19,898,086

Chemicals 2.08%

Airgas, Inc.	7.125%	10/1/2018	25,180	27,446,200
Ashland, Inc.	9.125%	6/1/2017	30,600	35,744,625
Chemtura Corp.†	7.875%	9/1/2018	1,925	2,059,750
Dow Chemical Co. (The)	5.90%	2/15/2015	14,057	15,686,600
Dow Chemical Co. (The)	7.60%	5/15/2014	1,040	1,208,586
Georgia Gulf Corp.	9.50%	10/15/2014	1,750	1,833,125
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	10,000	9,951,940
Lyondell Chemical Co.	11.00%	5/1/2018	15,500	17,863,750
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	15,767	15,253,169
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	16,603	17,785,964
Mosaic Co. (The)†	7.625%	12/1/2016	47,608	51,545,134
Nova Chemicals Corp. (Canada)(b)	3.568%#	11/15/2013	7,159	7,159,000
Nova Chemicals Corp. (Canada)(b)	6.50%	1/15/2012	20,665	21,388,275
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,000	8,470,000
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	5,200	5,349,500
Westlake Chemical Corp.	6.625%	1/15/2016	9,262	9,597,747
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	3,000	3,229,668

Total				251,573,033

Coal 0.51%

Drummond Co., Inc.	7.375%	2/15/2016	26,011	27,051,440
Drummond Co., Inc.†	9.00%	10/15/2014	17,290	18,543,525
Foundation PA Coal Co.	7.25%	8/1/2014	16,390	16,799,750

Total				62,394,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Communications & Media 0.04%

Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/1/2017	$4,750	$4,987,500

Communications Services 0.15%

Avaya, Inc.†	7.00%	4/1/2019	1,700	1,691,500
Avaya, Inc.	9.75%	11/1/2015	16,060	16,702,400

Total				18,393,900

Communications Technology 0.02%

Juniper Networks, Inc.	3.10%	3/15/2016	2,000	1,996,560

Computer Hardware 0.39%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	12,427	12,678,249
Seagate Technology International†	10.00%	5/1/2014	29,395	34,171,688

Total				46,849,937

Computer Software 0.15%

SunGard Data Systems, Inc.	10.25%	8/15/2015	17,376	18,353,400

Consumer Products 0.20%

American Greetings Corp.	7.375%	6/1/2016	8,000	8,300,000
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	14,462	15,402,030

Total				23,702,030

Containers 0.76%

Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	2,500	2,675,000
Rock-Tenn Co.	5.625%	3/15/2013	29,663	30,627,047
Rock-Tenn Co.	9.25%	3/15/2016	27,272	30,135,560
Rock-Tenn Co. Class A	8.20%	8/15/2011	23,435	24,138,050
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,794,762

Total				92,370,419

Diversified 0.01%

Kansas City Southern Railway	8.00%	6/1/2015	1,495	1,629,550

Diversified Materials & Processing 0.17%

Kilroy Realty LP	5.00%	11/3/2015	20,500	20,519,700

Drugs 0.11%

Celgene Corp.	2.45%	10/15/2015	12,580	12,206,777
Giant Funding Corp.†	8.25%	2/1/2018	1,575	1,626,187

Total				13,832,964

Electric: Power 3.47%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	1,800	1,939,500
AES Corp. (The)	9.75%	4/15/2016	10,000	11,675,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

AES Red Oak LLC	8.54%	11/30/2019	$21,560	$21,694,909
Appalachian Power Co.	5.55%	4/1/2011	1,290	1,294,759
Arizona Public Service Co.	6.375%	10/15/2011	4,579	4,730,940
Black Hills Corp.	6.50%	5/15/2013	5,750	6,211,702
Black Hills Corp.	9.00%	5/15/2014	9,427	10,786,260
Calpine Construction Finance Co. LP and CCFC Finance Corp.†	8.00%	6/1/2016	23,000	25,070,000
CE Generation LLC	7.416%	12/15/2018	28,856	29,819,746
Columbus Southern Power Co.	0.702%#	3/16/2012	8,000	8,021,312
DPL, Inc.	6.875%	9/1/2011	3,906	4,015,677
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	34,259	35,193,517
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	400	425,000
Elwood Energy LLC	8.159%	7/5/2026	8,675	8,663,798
Entergy Mississippi, Inc.	5.92%	2/1/2016	3,900	3,894,107
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	28,001	30,142,529
Indiantown Cogeneration LP	9.77%	12/15/2020	29,120	31,594,647
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	32,647	36,611,097
LG&E and KU Energy LLC†	2.125%	11/15/2015	15,000	14,389,425
MidAmerican Energy Holdings Co.	5.00%	2/15/2014	3,000	3,221,802
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	12,393	12,733,880
Nevada Power Co.	7.375%	1/15/2014	3,000	3,323,883
Nevada Power Co.	8.25%	6/1/2011	1,600	1,629,640
NiSource Finance Corp.	10.75%	3/15/2016	37,406	49,004,778
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	26,208	29,746,080
NV Energy, Inc.	6.75%	8/15/2017	1,347	1,386,708
Old Dominion Electric Cooperative	6.25%	6/1/2011	4,600	4,662,220
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	1,370	1,374,374
Pepco Holdings, Inc.	2.70%	10/1/2015	9,675	9,526,731
PG&E Corp.	5.75%	4/1/2014	658	723,235
PNM Resources, Inc.	9.25%	5/15/2015	7,733	8,718,957
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,550	2,727,967
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	5,035	5,307,509

Total				420,261,689

Electrical Equipment 0.28%

Amphenol Corp.	4.75%	11/15/2014	23,575	25,220,111
Public Service Co. of New Mexico	7.95%	5/15/2018	6,017	6,799,427
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	1,300	1,425,125

Total				33,444,663

Electrical: Household 0.05%

WireCo WorldGroup†	9.50%	5/15/2017	5,200	5,551,000

Electronics 0.03%

Sensus USA, Inc.	8.625%	12/15/2013	3,933	4,011,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics: Semi-Conductors/Components 0.38%

Agilent Technologies, Inc.	2.50%	7/15/2013	$9,600	$9,725,242
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	10,846,350
Freescale Semiconductor, Inc.	8.875%	12/15/2014	14,020	14,738,525
Freescale Semiconductor, Inc.	10.125%	12/15/2016	9,500	10,307,500

Total				45,617,617

Energy Equipment & Services 0.50%

Kazatomprom (Kazakhstan)†(b)	6.25%	5/20/2015	5,500	5,947,150
NRG Energy, Inc.	7.375%	2/1/2016	45,205	46,900,188
NRG Energy, Inc.	7.375%	1/15/2017	5,925	6,258,281
Weatherford International, Inc.	5.95%	6/15/2012	1,000	1,052,110

Total				60,157,729

Engineering & Contracting Services 0.18%

New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	21,400	21,988,500

Entertainment 0.10%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	8,000	8,560,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	3,450	3,467,250

Total				12,027,250

Environmental Services 0.14%

Casella Waste Systems, Inc.	11.00%	7/15/2014	14,450	16,473,000

Financial Services 5.59%

American Express Credit Corp.	7.30%	8/20/2013	33,500	37,746,627
Aon Corp.	3.50%	9/30/2015	15,000	15,066,315
Astoria Depositor Corp.†	7.902%	5/1/2021	17,835	17,478,469
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%	11/2/2015	30,300	29,084,152
EDP Finance BV (Netherlands)†(b)	4.90%	10/1/2019	1,331	1,213,924
EDP Finance BV (Netherlands)†(b)	5.375%	11/2/2012	33,900	35,076,669
ERAC USA Finance LLC†	2.25%	1/10/2014	8,000	7,995,456
ERAC USA Finance LLC†	5.80%	10/15/2012	14,000	14,940,772
FMR LLC†	4.75%	3/1/2013	7,295	7,630,337
Fresenius US Finance II, Inc.†	9.00%	7/15/2015	9,500	10,936,875
General Electric Capital Corp.	0.562%#	9/15/2014	2,025	1,996,539
General Electric Capital Corp.	1.875%	9/16/2013	24,120	24,218,868
General Electric Capital Corp.	2.00%	9/28/2012	81,290	83,127,804
General Electric Capital Corp.	2.80%	1/8/2013	73,104	75,019,617
General Electric Capital Corp.	3.75%	11/14/2014	13,327	13,963,444
General Electric Capital Corp.	4.75%	9/15/2014	10,000	10,779,120
General Electric Capital Corp.	5.50%	6/4/2014	9,961	10,917,874
General Electric Capital Corp.	5.65%	6/9/2014	20,800	22,769,573
General Electric Capital Corp.	5.90%	5/13/2014	64,330	71,554,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)

Hyundai Capital America†	3.75%	4/6/2016	$3,750	$3,688,268
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	2,000	2,010,822
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,700	3,956,258
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	9,000	9,765,000
Prudential Financial, Inc.	4.75%	4/1/2014	19,800	20,904,998
Salton Sea Funding Corp.	7.475%	11/30/2018	2,329	2,473,854
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	23,000	22,706,060
TD Ameritrade Holding Corp.	4.15%	12/1/2014	19,341	20,181,134
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	27,351	28,929,344
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	10,610	11,394,981
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	45,956	53,125,963
Xstrata Finance Ltd. (Canada)†(b)	5.50%	11/16/2011	6,675	6,895,155

Total				677,549,046

Financial: Miscellaneous 0.53%

Cie de Financement Foncier (France)†(b)	2.125%	4/22/2013	33,000	33,318,384
Ford Motor Credit Co. LLC	5.552%#	6/15/2011	2,000	2,021,560
Ford Motor Credit Co. LLC	7.25%	10/25/2011	7,194	7,428,006
Ford Motor Credit Co. LLC	8.70%	10/1/2014	8,000	9,130,408
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	6,226	6,334,974
SLM Corp.	6.25%	1/25/2016	6,284	6,447,843

Total				64,681,175

Food 0.76%

Arcor (Argentina)†(b)	7.25%	11/9/2017	625	657,188
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	7,700	8,181,250
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	5,550	5,772,000
NBTY, Inc.†	9.00%	10/1/2018	2,100	2,289,000
Southern States Cooperative, Inc.†	11.25%	5/15/2015	14,563	16,019,300
Tate & Lyle International Finance plc (United Kingdom)†(b)	6.125%	6/15/2011	5,279	5,347,727
Tyson Foods, Inc.	7.10%	4/1/2016	4,470	5,045,513
Tyson Foods, Inc.	10.50%	3/1/2014	13,496	16,363,900
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	31,470	32,306,315

Total				91,982,193

Gaming 0.30%

CCM Merger, Inc.†	8.00%	8/1/2013	5,100	5,176,500
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	14,349	15,138,195
Turning Stone Casino Resort†	9.125%	9/15/2014	15,064	15,553,580

Total				35,868,275

Health Care Products 0.79%

Bausch & Lomb, Inc.	9.875%	11/1/2015	11,031	11,996,212
Biomet, Inc.	11.625%	10/15/2017	29,520	33,431,400
HCA, Inc.	8.50%	4/15/2019	24,125	27,140,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Products (continued)

HCA, Inc.	9.25%	11/15/2016	$7,100	$7,703,500
HCA, Inc. PIK	9.625%	11/15/2016	14,800	16,095,000

Total				96,366,737

Health Care Services 0.14%

Omega Healthcare Investors, Inc.	7.00%	1/15/2016	14,400	14,922,000
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	3,400	2,210,000

Total				17,132,000

Hospital Management 0.15%

Universal Health Services, Inc.	6.75%	11/15/2011	5,336	5,505,493
Universal Health Services, Inc.	7.125%	6/30/2016	11,434	12,478,908

Total				17,984,401

Household Equipment/Products 0.06%

American Standard Americas†	10.75%	1/15/2016	5,875	6,271,562
YCC Holdings LLC/Yankee Finance, Inc. PIK†	10.25%	2/15/2016	1,050	1,086,750

Total				7,358,312

Household Furnishings 0.14%

Sealy Mattress Co.†	10.875%	4/15/2016	2,025	2,308,500
Simmons Bedding Co.†	11.25%	7/15/2015	13,373	14,509,705

Total				16,818,205

Insurance 0.54%

ACE INA Holdings, Inc.	2.60%	11/23/2015	6,095	6,009,664
ACE INA Holdings, Inc.	5.60%	5/15/2015	6,809	7,539,967
Aflac, Inc.	3.45%	8/15/2015	6,750	6,916,253
Fidelity National Financial, Inc.	6.60%	5/15/2017	11,750	11,716,724
Markel Corp.	6.80%	2/15/2013	5,000	5,395,395
MetLife, Inc.	2.375%	2/6/2014	19,380	19,650,060
Willis North America, Inc.	5.625%	7/15/2015	8,390	8,845,325

Total				66,073,388

Investment Management Companies 0.72%

Constellation Enterprises LLC†	10.625%	2/1/2016	1,000	1,047,500
FIH Erhvervsbank AS (Denmark)†(b)	1.75%	12/6/2012	44,020	44,591,468
Lazard Group LLC	7.125%	5/15/2015	35,351	38,924,067
Offshore Group Investments Ltd.†	11.50%	8/1/2015	2,375	2,671,875

Total				87,234,910

Leasing 0.10%

International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,417,500
International Lease Finance Corp.†	8.625%	9/15/2015	5,650	6,384,500

Total				11,802,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.09%

Royal Caribbean Cruises Ltd.	6.875%	12/1/2013	$5,179	$5,573,899
Royal Caribbean Cruises Ltd.	7.00%	6/15/2013	5,470	5,893,925

Total				11,467,824

Lodging 0.17%

Marina District Finance Co., Inc.†	9.875%	8/15/2018	6,450	6,756,375
Wyndham Worldwide Corp.	9.875%	5/1/2014	11,250	13,319,505

Total				20,075,880

Machinery: Industrial/Specialty 0.22%

Columbus McKinnon Corp.†	7.875%	2/1/2019	418	434,720
CPM Holdings, Inc.†	10.875%	9/1/2014	13,090	14,235,375
SPX Corp.	7.625%	12/15/2014	10,500	11,550,000

Total				26,220,095

Machinery: Oil Well Equipment & Services 0.16%

National Oilwell Varco, Inc.	6.125%	8/15/2015	16,295	16,835,310
Ormat Funding Corp.	8.25%	12/30/2020	3,060	3,045,191

Total				19,880,501

Materials & Commodities 0.13%

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	14,050	15,279,375

Media 1.60%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	67,928	70,390,390
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	55,049	60,619,353
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	3,100	3,611,500
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	1,244	1,467,920
Rainbow National Services LLC†	8.75%	9/1/2012	16,896	17,043,840
Rainbow National Services LLC†	10.375%	9/1/2014	15,603	16,285,631
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	9,432	9,608,850
Virgin Media Finance plc (United Kingdom)(b)	9.125%	8/15/2016	2,080	2,230,800
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	11,365	12,501,500

Total				193,759,784

Metal Fabricating 0.09%

Timken Co.	6.00%	9/15/2014	9,795	10,781,660

Metals & Minerals: Miscellaneous 2.67%

Aleris International, Inc.†	7.625%	2/15/2018	2,150	2,198,375
Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013	19,465	19,658,015
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	66,448	80,113,696
Compass Minerals International, Inc.	8.00%	6/1/2019	10,673	11,686,935
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	3,000	3,145,206
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	39,370	43,753,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)

Rain CII Carbon LLC and CII Carbon Corp.†	8.00%	12/1/2018	$13,650	$14,639,625
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	38,470	46,606,944
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	83,555	101,834,077

Total				323,636,171

Natural Gas 0.22%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	7,000	7,178,892
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,598,376
Source Gas LLC†	5.90%	4/1/2017	3,180	3,146,073
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,089,855
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,345,025
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	7,375	8,792,409
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	3,000	3,090,558

Total				27,241,188

Oil 1.66%

Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	2,050	2,142,250
Brigham Exploration Co.†	8.75%	10/1/2018	8,325	9,282,375
Concho Resources, Inc.	7.00%	1/15/2021	1,500	1,575,000
Concho Resources, Inc.	8.625%	10/1/2017	3,500	3,876,250
Continental Resources, Inc.	7.375%	10/1/2020	6,324	6,829,920
Continental Resources, Inc.	8.25%	10/1/2019	9,920	10,986,400
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	9,229	9,752,580
Holly Corp.	9.875%	6/15/2017	11,750	13,130,625
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	3,000	3,318,900
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	11,166	12,087,195
Marathon Petroleum Corp.†	3.50%	3/1/2016	6,500	6,539,227
Northern Tier Energy LLC/Norther Tier Finance Corp.†	10.50%	12/1/2017	2,100	2,362,500
Oasis Petroleum, Inc.†	7.25%	2/1/2019	1,325	1,348,187
PC Financial Partnership	5.00%	11/15/2014	4,275	4,652,042
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,959,412
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,061,860
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,148,445
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	25,158,724
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	14,721	15,696,851
Rosetta Resources, Inc.	9.50%	4/15/2018	8,858	9,854,525
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,273,488
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,158,966
Swift Energy Co.	7.125%	6/1/2017	6,200	6,355,000
Whiting Petroleum Corp.	7.00%	2/1/2014	11,405	12,203,350

Total				200,754,072

Oil: Crude Producers 1.92%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	13,065	13,840,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)

Enogex LLC†	6.875%	7/15/2014	$5,060	$5,574,142
Enterprise Products Operating LLC	3.20%	2/1/2016	8,500	8,493,914
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,058,253
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	5,724	6,614,506
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	4,615	4,580,387
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	10,900	11,799,250
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,422,417
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,956	21,761,528
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	34,235	37,272,432
NGPL PipeCo LLC†	6.514%	12/15/2012	25,846	27,872,766
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,450,069
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	10,840	11,745,357
Petroleum Development Corp.	12.00%	2/15/2018	12,571	14,268,085
Southeast Supply Header LLC†	4.85%	8/15/2014	20,951	21,988,514
Southern Star Central Corp.†	6.75%	3/1/2016	19,025	19,500,625

Total				232,242,979

Oil: Integrated Domestic 1.56%

Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	9,943,450
Frontier Oil Corp.	8.50%	9/15/2016	6,555	7,144,950
Kinder Morgan Energy Partners LP	3.50%	3/1/2016	5,000	5,032,705
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	40,455	39,138,958
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	23,000	24,765,894
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,856,233
ONEOK Partners LP	3.25%	2/1/2016	9,000	8,954,946
Rockies Express Pipeline LLC†	3.90%	4/15/2015	51,360	51,136,122
Rockies Express Pipeline LLC†	6.25%	7/15/2013	34,285	36,865,495
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	1,915	2,013,144

Total				188,851,897

Oil: Integrated International 0.08%

Statoil ASA (Norway)(b)	9.125%	7/15/2014	7,800	9,532,084
Weatherford International Ltd. (Switzerland)(b)	4.95%	10/15/2013	500	531,751

Total				10,063,835

Paper & Forest Products 1.74%

China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	1,900	978,500
Clearwater Paper Corp.	10.625%	6/15/2016	8,440	9,684,900
Exopack Holding Corp.	11.25%	2/1/2014	3,500	3,644,375
Fibria Overseas Finance Ltd.†	6.75%	3/3/2021	300	297,321
Georgia-Pacific LLC†	7.00%	1/15/2015	6,969	7,247,760
Georgia-Pacific LLC†	7.125%	1/15/2017	35,128	37,499,140
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,222,125
Georgia-Pacific LLC†	8.25%	5/1/2016	35,930	40,690,725
Louisiana-Pacific Corp.	13.00%	3/15/2017	4,200	4,515,000
PH Glatfelter Co.	7.125%	5/1/2016	15,550	15,977,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Forest Products (continued)

Plum Creek Timberlands LP	5.875%	11/15/2015	$28,677	$30,635,094
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	14,860,559
Sino-Forest Corp. (Hong Kong)†(b)	9.125%	8/17/2011	1,150	1,185,880
Sino-Forest Corp. (Hong Kong)†(b)	10.25%	7/28/2014	16,530	18,844,200
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,107	18,650,210

Total				210,933,414

Pollution Control 0.23%

Allied Waste North America, Inc.	7.125%	5/15/2016	9,200	9,601,387
Clean Harbors, Inc.	7.625%	8/15/2016	17,167	18,325,772

Total				27,927,159

Publishing 0.19%

Scholastic Corp.	5.00%	4/15/2013	22,630	22,912,875

Real Estate Investment Trusts 1.47%

Arden Realty LP	5.25%	3/1/2015	22,395	24,046,900
Federal Realty Investment Trust	5.40%	12/1/2013	2,738	2,954,625
Federal Realty Investment Trust	5.95%	8/15/2014	14,560	16,128,054
Federal Realty Investment Trust	6.00%	7/15/2012	12,809	13,568,484
HCP, Inc.	6.00%	1/30/2017	13,301	14,472,499
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	6,250	6,964,669
Potlatch Corp.	6.95%	12/15/2015	1,500	1,520,625
Reckson Operating Partnership LP	5.875%	8/15/2014	4,000	4,051,296
Reckson Operating Partnership LP	6.00%	3/31/2016	7,565	7,961,973
Rouse Co. LP (The)	6.75%	11/9/2015	13,018	13,701,445
Rouse Co. LP (The)	7.20%	9/15/2012	10,000	10,500,000
Tanger Properties LP	6.15%	11/15/2015	15,588	16,828,275
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	10,000	9,725,770
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	34,562	36,273,095

Total				178,697,710

Restaurants 0.04%

Dave & Buster’s, Inc.	11.00%	6/1/2018	4,343	4,885,875

Retail 0.15%

DineEquity, Inc.†	9.50%	10/30/2018	5,400	5,872,500
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	4,500	4,691,250
QVC, Inc.†	7.125%	4/15/2017	7,000	7,507,500

Total				18,071,250

Retail: Specialty 0.33%

AutoZone, Inc.	6.50%	1/15/2014	2,000	2,238,444
Brown Shoe Co., Inc.	8.75%	5/1/2012	8,448	8,553,600
Michaels Stores, Inc.	11.375%	11/1/2016	8,770	9,625,075
Sally Holdings LLC/Sally Capital, Inc.	10.50%	11/15/2016	18,248	20,164,040

Total				40,581,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Savings & Loan 0.32%

U.S. Central Federal Credit Union	1.90%	10/19/2012	$37,566	$38,341,400

Services 0.09%

Corrections Corp. of America	6.75%	1/31/2014	1,905	1,945,481
Iron Mountain, Inc.	6.625%	1/1/2016	8,396	8,479,960

Total				10,425,441

Soaps & Household Chemicals 0.05%

Church & Dwight Co., Inc.	3.35%	12/15/2015	5,825	5,859,420

Steel 0.11%

Valmont Industries, Inc.	6.875%	5/1/2014	12,575	12,889,375

Storage Facilities 0.18%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	19,900	21,790,500

Telecommunications 1.79%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	9,558	9,773,055
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	47,736	52,927,290
Crown Castle Towers LLC†	3.214%	8/15/2015	5,100	5,048,113
DigitalGlobe, Inc.	10.50%	5/1/2014	17,125	19,543,906
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,878,813
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	5,734	6,192,720
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	11/1/2019	2,750	3,031,875
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	6,100	6,283,000
NII Capital Corp.	10.00%	8/15/2016	5,890	6,699,875
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	2,814,783
Qwest Corp.	7.875%	9/1/2011	26,000	26,877,500
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,920,188
TELUS Corp. (Canada)(b)	8.00%	6/1/2011	7,626	7,767,462
Terremark Worldwide, Inc.	12.00%	6/15/2017	4,345	5,409,525
Verizon New York, Inc.	6.875%	4/1/2012	15,962	16,935,506
ViaSat, Inc.	8.875%	9/15/2016	1,125	1,206,563
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,987,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	3,500	3,627,050
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	5,050	5,226,750
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	16,525	19,045,062

Total				217,196,036

Tobacco 0.58%

Altria Group, Inc.	7.75%	2/6/2014	21,042	24,232,325
Altria Group, Inc.	8.50%	11/10/2013	5,023	5,921,655
Reynolds American, Inc.	7.25%	6/1/2012	5,915	6,314,280
Universal Corp.	6.25%	12/1/2014	30,900	33,332,108

Total				69,800,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous 0.70%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	$2,675	$2,895,687
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	38,000	36,380,934
Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,485,250
Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	4,450	4,472,250
Florida East Coast Railway Corp.†	8.125%	2/1/2017	600	630,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	7.375%	6/1/2014	14,350	15,031,625
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	14,695	15,944,075
Ryder System, Inc.	3.15%	3/2/2015	5,000	5,057,190

Total				84,897,011

Utilities: Electrical 0.89%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	19,778	21,558,020
IPALCO Enterprises, Inc.	8.625%	11/14/2011	19,545	20,473,388
Otter Tail Corp.	9.00%	12/15/2016	21,529	24,489,237
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	27,484,299
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	13,898,906

Total				107,903,850

Total Corporate Bonds (cost $5,840,289,898)				5,961,180,875

FLOATING RATE LOANS(c) 1.29%

Automotive 0.02%

Viking Acquisition Term Loan	6.00%	11/5/2016	2,640	2,659,800

Business Services 0.08%

Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	9,140	9,225,382

Chemicals 0.04%

Chemtura Exit Term Loan B	5.50%	8/27/2016	5,000	5,052,085

Communications Services 0.08%

Alaska Communications Systems Holding, Inc. Term Loan B	5.50%	10/21/2016	9,333	9,403,333

Diversified 0.08%

New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	8,898	9,010,589

Drugs 0.07%

Warner Chilcott plc Additional Term Loan	6.25%	4/30/2015	1,563	1,577,934
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	3,051	3,061,016
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015	1,510	1,522,731
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	2,514	2,535,624

Total				8,697,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	$2,823	$2,855,312

Financial: Miscellaneous 0.07%

Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	8,662	8,752,303

Food 0.07%

Del Monte Corp. Term Loan	4.50%	2/26/2018	3,500	3,527,891
Michael Foods Group, Inc. Term Loan	4.25%	2/14/2018	175	176,946
Michael Foods Group, Inc. Term Loan B	4.25%	6/14/2016	4,825	4,880,327

Total				8,585,164

Health Care 0.07%

Grifols, Inc. Term Loan B	6.00%	6/4/2016	7,984	8,095,365

Leisure 0.15%

Leslie’s Poolmart, Inc. Term Loan	6.00%	11/21/2016	8,800	8,899,000
Leslie’s Poolmart, Inc. Term Loan B	4.75%	11/30/2017	8,800	8,871,500

Total				17,770,500

Miscellaneous 0.11%

Smurfit-Stone Container Corp. Exit Term Loan B	6.75%	7/15/2016	13,433	13,566,825

Photography 0.05%

Getty Images, Inc. New Term Loan	5.25%	11/7/2016	5,786	5,872,282

Restaurants 0.02%

Dunkin’ Brands, Inc. New Term Loan B	4.25%	11/29/2017	2,125	2,142,266

Retail 0.02%

J.Crew Operating Corp. New Term Loan B	4.75%	1/26/2018	2,583	2,587,371

Retail: Specialty 0.18%

Bass Pro Group LLC Term Loan	5.00%-5.75%	4/9/2015	12,061	12,166,109
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	12/16/2016	8,800	8,871,500

Total				21,037,609

Services 0.10%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	7,200	7,367,998
DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	5,000	5,041,405

Total				12,409,403

Technology 0.05%

Data Device Corp. Term Loan B	7.25%	12/6/2016	6,400	6,402,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Telecommunications 0.01%

Atlantic Broadband Finance LLC Term Loan B	5.00%	11/27/2015		$1,529	$1,532,886

Total Floating Rate Loans (cost $154,104,218)					155,658,449

FOREIGN BONDS(d) 0.60%

Netherlands 0.19%

Clondalkin Acquisition BV†	3.026%#	12/15/2013	EUR	5,000	6,727,256
Clondalkin Industries BV†	8.00%	3/15/2014	EUR	1,500	2,033,701
Ziggo Finance BV†	6.125%	11/15/2017	EUR	10,000	14,144,486

Total					22,905,443

Spain 0.08%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	7,200	10,283,387

United Kingdom 0.33%

Infinis plc†	9.125%	12/15/2014	GBP	14,850	25,860,923
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	1,550	2,620,546
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	7,650	11,058,056

Total					39,539,525

Total Foreign Bonds (cost $68,430,570)					72,728,355

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.34%

Argentina 0.01%

Provincia de Buenos Aires†	11.75%	10/5/2015		$1,115	1,151,237

Poland 0.13%

Republic of Poland	5.00%	10/19/2015		15,000	15,945,000

Russia 0.20%

Russia Eurobonds†	3.625%	4/29/2015		24,150	24,331,125

Total Foreign Government Obligations (cost $40,317,460)					41,427,362

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.44%

Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019		25,163	25,702,006
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019		63,561	65,141,585
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019		76,099	77,667,713
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019		92,505	93,531,490
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019		47,583	46,789,934
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020		34,711	34,333,934
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020		24,250	24,521,152
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019		26,194	26,690,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	$21,733	$22,120,751

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $417,526,808)					416,499,497

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.60%

Federal Home Loan Mortgage Corp.	4.865	%#	5/1/2035	15,565	16,338,865
Federal Home Loan Mortgage Corp.	4.876	%#	12/1/2035	70,740	75,271,978
Federal Home Loan Mortgage Corp.	5.042	%#	7/1/2037	6,108	6,476,868
Federal Home Loan Mortgage Corp.	5.057	%#	7/1/2036	44,039	46,601,369
Federal Home Loan Mortgage Corp.	5.108	%#	12/1/2035	34,138	36,020,468
Federal Home Loan Mortgage Corp.	5.109	%#	11/1/2035	31,832	33,622,859
Federal Home Loan Mortgage Corp.	5.557	%#	6/1/2036	4,972	5,191,983
Federal Home Loan Mortgage Corp.	5.955	%#	2/1/2037	20,801	22,064,724
Federal Home Loan Mortgage Corp.(e)	6.00%		TBA	50,000	54,312,500
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,132,764
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,801	26,634,132
Federal National Mortgage Assoc.	3.847	%#	12/1/2039	40,073	41,676,653
Federal National Mortgage Assoc.	4.826	%#	6/1/2038	9,363	9,890,412
Federal National Mortgage Assoc.	5.188	%#	6/1/2036	14,397	15,215,882
Federal National Mortgage Assoc.	5.223	%#	4/1/2038	33,718	35,805,921
Federal National Mortgage Assoc.	5.50%		1/1/2035	9,664	10,411,869
Federal National Mortgage Assoc.(e)	5.50%		TBA	92,000	98,339,352
Federal National Mortgage Assoc.	5.806	%#	8/1/2036	256	269,863
Federal National Mortgage Assoc.	5.886	%#	10/1/2036	1,008	1,064,938

Total Government Sponsored Enterprises Pass-Throughs (cost $555,373,846)					557,343,400

MUNICIPAL BONDS 0.62%

General Obligation 0.37%

IL St(f)	4.961%		3/1/2016	20,000	20,044,600
New York City NY Taxable Ser D	5.13%		12/1/2015	12,255	13,383,808
New York City NY Taxable Ser O	4.65%		6/1/2015	11,285	12,007,466

Total					45,435,874

Utilities 0.25%

Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	24,730	25,062,124
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%		1/1/2014	4,840	5,162,780

Total					30,224,904

Total Municipal Bonds (cost $75,543,288)					75,660,778

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.22%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	20,000	20,544,666
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	28,998	29,844,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$924	$928,594
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	7,128	7,457,271
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	5,852	5,902,213
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	65,510	70,462,982
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	1,387	1,386,567
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.196%#	9/10/2047	54,691	59,032,990
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	29,547	31,100,181
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	4,500	4,886,715
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3	5.61%	11/15/2033	9,997	10,110,946
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	33,857	35,100,180
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	13,859	14,022,713
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%#	10/12/2042	44,260	47,714,891
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	654	654,115
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.407%#	3/11/2039	3,000	3,016,052
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.698%#	9/11/2038	14,355	15,430,882
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.762%#	9/11/2038	21,257	22,701,048
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AM	5.582%	9/11/2041	8,367	8,778,806
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	9,715	10,267,056
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.52%#	4/12/2038	2,096	2,096,032
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AM	5.52%#	4/12/2038	16,000	16,889,750
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 A4	5.537%	10/12/2041	23,830	25,828,946
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1†	0.336%#	3/15/2022	4,043	3,986,181
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1,803	1,823,402
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	28,815	29,874,845
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	48,040	51,494,475
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	10,000	10,553,065
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	3,431	3,445,940
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	38,192	38,341,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital 2006-C1 A2	5.441%#	2/15/2039	$31,175	$32,105,057
Credit Suisse Mortgage Capital 2006-C1 A3	5.441%#	2/15/2039	28,363	30,025,418
Credit Suisse Mortgage Capital 2007-C2 A2	5.448%	1/15/2049	4,617	4,696,220
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	17,059	17,428,946
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	17,967	18,117,490
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	6,262	6,298,822
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	32,725	33,770,334
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	34,011	35,368,155
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	19,196	20,020,635
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	49,000	51,292,842
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	36,558	38,861,289
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	21,279	22,532,648
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	25,903	27,160,704
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	15,228	15,863,460
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%	8/15/2038	38,207	40,843,230
CS First Boston Mortgage Securities Corp. 2005-C5 A2	5.10%	8/15/2038	2,172	2,178,439
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	35,000	37,614,413
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	10,000	9,980,513
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	34,000	34,735,389
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	33,402	34,710,052
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%	8/11/2033	11,830	11,923,894
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	46,112	47,048,121
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	29,400	30,460,912
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	23,150	24,132,016
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	27,170	28,407,808
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	6,570	6,887,301
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	21,800	23,183,435
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	8,203	8,259,330
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	40,895	43,520,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.114%#	3/10/2044	$107	$107,036
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.174%#	3/10/2044	14,120	15,165,751
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	20,159	20,566,646
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	15,496	16,087,407
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,855	1,877,231
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	9,120	9,406,643
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.472%#	5/10/2040	25,300	27,213,760
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	11,135	11,610,653
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	31,540	32,790,675
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	9,093	9,659,409
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	22,273	22,529,255
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.89%#	7/10/2038	29,193	30,845,154
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	54,819	56,191,437
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	4,019	4,185,326
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	24,338	24,378,801
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	26,241	28,352,083
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	21,000	21,973,881
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	20,161	20,431,722
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	15,500	16,222,509
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	42,417	43,136,741
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	52,707	53,862,836
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%	4/15/2035	11,498	11,599,423
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	14,964	15,207,707
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	1,864	1,875,835
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	10,273	10,690,206
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	22,880	24,008,371
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	31,395	32,971,676
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	17,272	18,128,142
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	22,065	22,442,818
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%	7/15/2042	13,339	13,662,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	$25,805	$27,560,088
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.202%#	12/15/2044	51,270	55,310,576
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	2,434	2,432,357
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.803%#	6/15/2049	45,344	46,938,186
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%	12/15/2028	23,483	23,628,928
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	5,905	6,020,831
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	16,424	17,153,252
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	21,304	22,280,279
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,927	1,935,515
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	514	514,471
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	49,603	52,602,159
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	50,551	54,009,351
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	11,488	11,489,633
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	37,646	40,579,979
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	9,365	9,884,265
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	4,789	4,793,580
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	32,257	34,691,000
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	5.851%#	6/15/2032	7,050	7,578,381
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%	9/15/2039	16,342	17,131,704
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	38,256	39,153,662
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	23,235	23,793,114
Merrill Lynch Floating Trust 2008-LAQA A2†	0.801%#	7/9/2021	25,000	22,506,623
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	27,276	28,186,615
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	73	72,887
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	13,492	13,660,383
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.211%#	11/12/2037	931	935,413
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.232%#	11/12/2037	43,293	46,578,248
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.232%#	11/12/2037	8,310	8,716,619
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	437	437,070
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	13,575	14,664,528
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	9,618	10,053,360
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	7,576	7,681,118
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	50,097	53,153,042
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	9,075	9,079,990
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	26,127	26,123,920
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	28,960	30,495,413
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%	1/14/2042	9,946	10,351,322
Morgan Stanley Capital I 2005-HQ7 A4	5.203%#	11/14/2042	43,120	46,670,993
Morgan Stanley Capital I 2005-HQ7 AAB	5.18%#	11/14/2042	24,525	25,659,323
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	33	32,568
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	40,673	43,235,631
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	1,175	1,186,016
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	2,403	2,402,050
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/2043	23,730	25,388,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	$8,606	$8,601,851
Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	24,300	24,845,632
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	27,578	27,767,602
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	5,562	5,713,492
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	53	53,080
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.808%#	8/15/2045	17,000	18,525,038
NCUA Guaranteed Notes 2010-C1 APT	2.65%	10/29/2020	66,530	64,787,785
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	47,600	48,882,577
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%	11/13/2036	8,767	8,920,197
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	33,803	33,214,491
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	18,025	18,876,218
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	4,958	4,962,242
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	13,910	14,406,312
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	4,174	4,204,592
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	3,432	3,436,098
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	11,696	12,497,287
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	5,938	6,197,322
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	41,011	42,426,318
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	30,000	32,196,399
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.209%#	10/15/2044	60,000	64,921,344
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%	1/15/2045	20,000	21,009,322
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	28,500	30,465,465
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	22,800	23,172,550
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	35,000	35,303,450

Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,394,098,289)				3,420,426,584

Total Long-Term Investments (cost $11,798,157,353)				11,954,110,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 2.13%

Repurchase Agreements

Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $8,930,000 of Federal Home Loan Mortgage Corp. at 4.50% due 7/15/2013; value: $9,689,050; proceeds: $9,494,179			$9,494	$9,494,174
Repurchase Agreement dated 2/28/2011, 0.16% due 3/1/2011 with Bank of America Corp. collateralized by $251,090,400 of U.S. Treasury Bond at 4.50% due 2/15/2036; value: $254,587,545; proceeds: $248,818,106			248,817	248,817,000

Total Short-Term Investments (cost $258,311,174)				258,311,174

Total Investments in Securities 100.77% (cost $12,056,468,527)				12,212,421,294

Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (0.77%)				(92,839,163)

Net Assets 100.00%				$12,119,582,131

PIK Payment-in-kind.

EUR euro.

GBP British pound.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2011.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Securities purchased on a when-issued basis (See Note 2(f)).
(g)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open futures contracts, as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC AMBAC Assurance Corporation

Open Futures Contracts at February 28, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	June 2011	9,389	Long	$2,049,589,369	$3,728,457
U.S. 5-Year Treasury Note	June 2011	10,088	Short	(1,179,665,500)	(3,308,705)

Totals				$869,923,869	$419,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2011

Open Forward Foreign Currency Exchange Contracts at February 28, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
euro	Buy	UBS AG	5/2/2011	3,474,388	$4,766,861	$4,790,938	$24,077
euro	Buy	UBS AG	5/2/2011	2,037,465	2,765,227	2,809,521	44,294
British pound	Sell	UBS AG	3/10/2011	16,682,150	26,286,064	27,117,578	(831,514)
euro	Sell	Goldman Sachs	4/1/2011	1,391,611	1,838,152	1,919,632	(81,480)
euro	Sell	Goldman Sachs	4/13/2011	7,109,640	9,219,994	9,805,865	(585,871)
euro	Sell	PB Securities	4/21/2011	4,646,045	6,262,868	6,407,391	(144,523)
euro	Sell	Morgan Stanley	4/28/2011	10,000,000	13,654,200	13,789,941	(135,741)
euro	Sell	UBS AG	5/2/2011	2,506,593	3,422,151	3,456,416	(34,265)
euro	Sell	Goldman Sachs	5/2/2011	10,798,563	14,771,731	14,890,460	(118,729)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,863,752)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 105.38%

ASSET-BACKED SECURITIES 9.17%

Automobiles 3.67%

Bank of America Auto Trust 2010-2 A2	0.91%		10/15/2012	$8,900	$8,912,580
Capital Auto Receivables Asset Trust 2008-1 A3B	1.266	%#	8/15/2012	1,328	1,330,362
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.116	%#	1/15/2013	3,687	3,699,027
Capital One Prime Auto Receivables Trust 2007-1 A4	0.286	%#	12/15/2012	4,997	4,995,274
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	5,260	5,263,541
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	7,100	7,103,936
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	8,945	8,949,057
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%		4/15/2012	1,150	1,150,728
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	1,081	1,081,788
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	2,512	2,512,714
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	5,813	5,820,787
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	5,123	5,139,527
Nissan Auto Lease Trust 2010-A A2	1.10%		3/15/2013	5,174	5,179,818
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	9,064	9,134,135
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	3,630	3,631,049
World Omni Auto Receivables Trust 2007-A A4	0.266	%#	11/15/2012	3,519	3,514,670

Total					77,418,993

Credit Cards 3.41%

Bank of America Credit Card Trust 2006-A15	0.266	%#	4/15/2014	17,571	17,554,243
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%		10/15/2014	5,000	5,121,493
Cabela’s Master Credit Card Trust 2009-1A A†	2.266	%#	3/16/2015	5,500	5,586,647
Capital One Multi-Asset Execution Trust 2004-A5	0.416	%#	3/17/2014	10,990	10,991,548
Capital One Multi-Asset Execution Trust 2005-A1	0.336	%#	1/15/2015	6,550	6,540,894
Citibank Credit Card Issuance Trust 2009-A1	2.016	%#	3/17/2014	6,200	6,300,520
Citibank Omni Master Trust 2009-A8†	2.366	%#	5/16/2016	6,350	6,452,638
Discover Card Master Trust 2008-A3	5.10%		10/15/2013	5,700	5,734,651
GE Capital Credit Card Master Note Trust 2009-1 A	2.366	%#	4/15/2015	7,325	7,465,066

Total					71,747,700

Home Equity 0.11%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	2,402	2,299,760

Other 1.98%

Illinois Student Assistance Commission 2010-1 A2	1.353	%#	4/25/2022	5,435	5,450,816
SLM Student Loan Trust 2006-2 A5	0.413	%#	7/25/2025	9,465	9,105,299
SLM Student Loan Trust 2006-3 A3	0.343	%#	4/25/2017	9	9,303
SLM Student Loan Trust 2007-1 A2	0.303	%#	1/25/2016	602	601,760
SLM Student Loan Trust 2008-1 A1	0.553	%#	7/25/2013	1,418	1,418,242
SLM Student Loan Trust 2008-2 A1	0.603	%#	1/25/2015	4,152	4,154,724
SLM Student Loan Trust 2008-3 A3	1.303	%#	10/25/2021	4,000	4,043,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other (continued)

SLM Student Loan Trust 2008-5 A4	2.003%#	7/25/2023	$5,644	$5,913,785
SLM Student Loan Trust 2008-7 A1	0.703%#	10/27/2014	3,139	3,142,141
SLM Student Loan Trust 2008-8 A1	0.803%#	10/27/2014	2,692	2,696,241
SLM Student Loan Trust 2011-1 A2	1.411%#	10/25/2034	5,300	5,300,000

Total				41,835,372

Total Asset-Backed Securities (cost $193,316,671)				193,301,825

CORPORATE BONDS 34.71%

Aerospace/Defense 0.05%

Embraer Overseas Ltd. (Brazil)(a)	6.375%	1/15/2020	900	954,000

Air Transportation 0.07%

Gol Finance (Brazil)†(a)	9.25%	7/20/2020	439	465,340
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	993	1,060,789

Total				1,526,129

Apparel 0.20%

Phillips-Van Heusen Corp.	7.75%	11/15/2023	2,800	3,090,119
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%	1/19/2016	1,100	1,113,750

Total				4,203,869

Auto Parts: Original Equipment 0.11%

Dana Holding Corp.	6.75%	2/15/2021	230	234,025
ITC Holdings Corp.†	5.50%	1/15/2020	1,902	1,998,652

Total				2,232,677

Automotive 0.17%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,000	1,085,000
Pactiv Corp.	7.95%	12/15/2025	2,267	2,096,975
Tenneco, Inc.†	6.875%	12/15/2020	345	359,663

Total				3,541,638

Banks: Diversified 5.50%

BanColombia SA (Colombia)†(a)	4.25%	1/12/2016	2,250	2,216,250
Bank of America Corp.	5.625%	7/1/2020	3,350	3,491,012
Bank of America Corp.	5.875%	1/5/2021	1,675	1,781,654
Bank of America Corp.	7.375%	5/15/2014	3,300	3,759,901
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	5,200	5,216,739
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	6,780	6,656,624
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	4,200	4,276,978
Citigroup, Inc.	8.50%	5/22/2019	5,825	7,238,873
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	3,650	3,704,611
Credit Suisse NY	5.30%	8/13/2019	3,845	4,059,893
Discover Bank	8.70%	11/18/2019	4,720	5,687,605
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	6,400	6,152,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	$1,000	$1,008,070
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,220,923
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	3,759	3,868,951
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,456	5,663,994
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	1,750	1,786,976
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	2,100	2,128,642
Morgan Stanley	6.25%	8/28/2017	1,885	2,061,666
NIBC Bank NV (Netherlands)†(a)	2.80%	12/2/2014	5,210	5,385,634
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,113,227
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	1,675	1,698,869
Silicon Valley Bank	6.05%	6/1/2017	4,760	5,013,189
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	7,940	8,354,182
Stadshypotek AB (Sweden)†(a)	1.45%	9/30/2013	5,400	5,435,073
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	4,400	4,343,218
VTB Capital SA (Luxembourg)†(a)	6.875%	5/29/2018	1,380	1,485,156
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	8,910	9,227,641
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	1,800	1,828,982

Total				115,866,731

Banks: Money Center 0.34%

Kommunalbanken AS (Norway)†(a)	2.375%	1/19/2016	4,000	3,976,936
SVB Financial Group	5.375%	9/15/2020	3,209	3,171,291

Total				7,148,227

Beverages 0.02%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	516,563

Brokers 0.31%

Raymond James Financial, Inc.	8.60%	8/15/2019	5,408	6,557,654

Building Materials 0.13%

Building Materials Corp. of America†	7.00%	2/15/2020	1,755	1,858,106
Owens Corning, Inc.	9.00%	6/15/2019	750	888,873

Total				2,746,979

Business Services 0.32%

Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	856	879,540
Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,332,391
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	304,948
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,070	1,126,175

Total				6,643,054

Chemicals 1.10%

Airgas, Inc.	7.125%	10/1/2018	5,200	5,668,000
Ashland, Inc.	9.125%	6/1/2017	597	697,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	$2,947	$3,344,845
Braskem Finance Ltd.†	7.00%	5/7/2020	600	622,500
Dow Chemical Co. (The)	9.40%	5/15/2039	1,338	1,998,846
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5,205	5,442,931
Lyondell Chemical Co.	11.00%	5/1/2018	670	772,175
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,674,891
Nova Chemicals Corp. (Canada)(a)	3.568%#	11/15/2013	607	607,000
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	1,400	1,398,506

Total				23,227,065

Coal 0.40%

Bumi Investment Pte Ltd. (Singapore)†(a)	10.75%	10/6/2017	1,000	1,106,250
Drummond Co., Inc.	7.375%	2/15/2016	3,865	4,019,600
Drummond Co., Inc.†	9.00%	10/15/2014	3,015	3,233,587

Total				8,359,437

Communications Services 0.01%

Avaya, Inc.†	7.00%	4/1/2019	301	299,495

Communications Technology 0.06%

Juniper Networks, Inc.	3.10%	3/15/2016	335	334,424
Motorola Solutions, Inc.	6.00%	11/15/2017	916	1,000,679

Total				1,335,103

Computer Software 0.29%

BMC Software, Inc.	7.25%	6/1/2018	3,515	4,052,549
Intuit, Inc.	5.75%	3/15/2017	1,912	2,105,915

Total				6,158,464

Construction/Homebuilding 0.22%

Empresas ICA SAB de CV (Mexico)†(a)	8.90%	2/4/2021	1,044	1,075,320
Odebrecht Finance Ltd.†	7.00%	4/21/2020	3,200	3,472,000

Total				4,547,320

Consumer Products 0.14%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	2,747	2,925,555

Containers 0.06%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	1,525	1,284,813

Diversified 0.12%

Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,370	2,500,350

Drugs 0.14%

Celgene Corp.	3.95%	10/15/2020	2,702	2,575,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs (continued)

Giant Funding Corp.†	8.25%	2/1/2018	$292	$301,490

Total				2,877,215

Electric: Equipment/Components 0.09%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,905	1,948,735

Electric: Power 1.86%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(a)	9.50%	11/12/2020	1,000	1,077,500
AES Red Oak LLC	8.54%	11/30/2019	2,152	2,165,490
Black Hills Corp.	9.00%	5/15/2014	3,190	3,649,960
Columbus Southern Power Co.	0.702%#	3/16/2012	2,830	2,837,539
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	7,911	6,237,776
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	5,009	5,193,557
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	900	956,250
Elwood Energy LLC	8.159%	7/5/2026	1,379	1,377,615
Entergy Arkansas, Inc.	3.75%	2/15/2021	3,300	3,157,103
Indiantown Cogeneration LP	9.77%	12/15/2020	3,650	3,960,181
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,465	1,662,775
Texas-New Mexico Power Co.†	9.50%	4/1/2019	5,460	6,975,942

Total				39,251,688

Electrical Equipment 0.22%

Public Service Co. of New Mexico	7.95%	5/15/2018	3,038	3,433,049
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,150	1,260,688

Total				4,693,737

Electrical: Household 0.13%

Legrand France SA (France)(a)	8.50%	2/15/2025	2,368	2,788,583

Electronics: Semi-Conductors/Components 0.54%

Agilent Technologies, Inc.	6.50%	11/1/2017	3,731	4,167,180
KLA-Tencor Corp.	6.90%	5/1/2018	6,572	7,250,736

Total				11,417,916

Energy Equipment & Services 0.54%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,395	3,600,418
Cameron International Corp.	6.375%	7/15/2018	2,458	2,764,722
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	1,625	1,757,112
NRG Energy, Inc.	7.375%	2/1/2016	2,950	3,060,625
NRG Energy, Inc.	7.375%	1/15/2017	295	311,594

Total				11,494,471

Engineering & Contracting Services 0.05%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,027	1,109,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Environmental Services 0.11%

Williams Cos., Inc. (The)	8.75%	3/15/2032	$1,750	$2,276,615

Financial Services 3.81%

Aon Corp.	5.00%	9/30/2020	1,665	1,703,350
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,450,000
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	1,700	1,714,057
BNP Paribas Home Loan Covered Bonds SA (France)†(a)	2.20%	11/2/2015	5,500	5,279,302
CME Group Index Services LLC†	4.40%	3/15/2018	905	928,477
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	1,100	1,003,243
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	8,450	8,314,208
FMR LLC†	6.45%	11/15/2039	3,250	3,218,157
General Electric Capital Corp.	2.00%	9/28/2012	20,000	20,452,160
General Electric Capital Corp.	4.625%	1/7/2021	3,534	3,521,539
General Electric Capital Corp.	5.30%	2/11/2021	1,664	1,712,760
General Electric Capital Corp.	6.875%	1/10/2039	12,002	13,636,444
Janus Capital Group, Inc.	6.70%	6/15/2017	2,283	2,504,698
Macquarie Group Ltd. (Australia)†(a)	6.25%	1/14/2021	2,267	2,322,260
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,051	1,060,279
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,598	1,662,415
Prudential Financial, Inc.	6.20%	11/15/2040	1,048	1,112,351
TD Ameritrade Holding Corp.	5.60%	12/1/2019	3,496	3,712,081
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,550	4,103,864

Total				80,411,645

Financial: Miscellaneous 0.70%

Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	4,400	4,442,451
Ford Motor Credit Co. LLC	5.552%#	6/15/2011	750	758,085
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,040	5,166,943
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	3,602	3,619,509
SLM Corp.	6.25%	1/25/2016	773	793,154

Total				14,780,142

Food 0.19%

Arcor (Argentina)†(a)	7.25%	11/9/2017	868	912,702
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	2,210	2,348,125
NBTY, Inc.†	9.00%	10/1/2018	640	697,600

Total				3,958,427

Forestry/Paper 0.01%

Fibria Overseas Finance Ltd.†	6.75%	3/3/2021	300	297,321

Gaming 0.02%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	405	427,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Products 0.33%

HCA, Inc.	9.25%	11/15/2016	$2,769	$3,004,365
HCA, Inc. PIK	9.625%	11/15/2016	3,731	4,057,463

Total				7,061,828

Health Care Services 0.14%

Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	655	664,825
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,125	2,202,031

Total				2,866,856

Hospital Management 0.06%

Universal Health Services, Inc.	7.125%	6/30/2016	1,230	1,342,405

Household Equipment/Products 0.14%

American Standard Americas†	10.75%	1/15/2016	1,148	1,225,490
Controladora Mabe SA CV (Mexico)†(a)	6.50%	12/15/2015	1,673	1,758,490

Total				2,983,980

Household Furnishings 0.01%

Sealy Mattress Co.†	10.875%	4/15/2016	258	294,120

Insurance 0.73%

Aflac, Inc.	8.50%	5/15/2019	1,735	2,150,548
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	1,877,668
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	502	458,105
Markel Corp.	7.125%	9/30/2019	5,645	6,418,523
Validus Holdings Ltd.	8.875%	1/26/2040	1,860	2,034,226
Willis North America, Inc.	7.00%	9/29/2019	2,145	2,357,181

Total				15,296,251

Investment Management Companies 0.51%

FIH Erhvervsbank AS (Denmark)†(a)	1.75%	12/6/2012	7,120	7,212,432
Lazard Group LLC	7.125%	5/15/2015	3,130	3,446,361

Total				10,658,793

Leasing 0.03%

International Lease Finance Corp.†	8.625%	9/15/2015	620	700,600

Leisure 0.23%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,640,156
Royal Caribbean Cruises Ltd.	7.00%	6/15/2013	205	220,888

Total				4,861,044

Lodging 0.14%

Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	2,904,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Agricultural 0.31%

Lorillard Tobacco Co.	8.125%	6/23/2019	$1,644	$1,846,229
Lorillard Tobacco Co.	8.125%	5/1/2040	4,419	4,702,421

Total				6,548,650

Machinery: Industrial/Specialty 0.04%

Columbus McKinnon Corp.†	7.875%	2/1/2019	75	78,000
CPM Holdings, Inc.†	10.625%	9/1/2014	783	851,513

Total				929,513

Machinery: Oil Well Equipment & Services 0.34%

Pride International, Inc.	6.875%	8/15/2020	1,104	1,236,480
Pride International, Inc.	7.875%	8/15/2040	1,300	1,530,750
Pride International, Inc.	8.50%	6/15/2019	3,648	4,468,800

Total				7,236,030

Media 0.58%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	3,768	3,904,590
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,248	4,677,851
Globo Comunicacao e Participacoes SA (Brazil)†(a)	7.25%	4/26/2022	150	162,000
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,631,000
Rainbow National Services LLC†	10.375%	9/1/2014	789	823,519
Videotron Ltee (Canada)(a)	6.875%	1/15/2014	415	422,781
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.25%	1/15/2021	700	709,697

Total				12,331,438

Metals & Minerals: Miscellaneous 1.61%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,415	2,911,669
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	3,785	5,074,512
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	1,663	1,670,437
Compass Minerals International, Inc.	8.00%	6/1/2019	775	848,625
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	4,248	4,720,955
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	6,355	6,080,331
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	2,711	3,304,077
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	7,199	9,287,941

Total				33,898,547

Natural Gas 0.48%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,168	3,830,520
Source Gas LLC†	5.90%	4/1/2017	3,984	3,941,495
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,490,569
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	735	757,187

Total				10,019,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil 2.49%

Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	$1,100	$1,149,500
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,600	1,626,349
Concho Resources, Inc.	7.00%	1/15/2021	218	228,900
Continental Resources, Inc.	7.375%	10/1/2020	1,320	1,425,600
Continental Resources, Inc.	8.25%	10/1/2019	2,310	2,558,325
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	2,907	3,072,063
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	1,170	1,360,125
Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,343	3,800,590
LUKOIL International Finance BV (Netherlands)†(a)	6.125%	11/9/2020	2,250	2,286,675
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,726,587
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	925	955,063
Marathon Petroleum Corp.†	5.125%	3/1/2021	927	942,125
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	4,403	4,711,210
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,715	1,581,487
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	575	589,375
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,475	1,806,875
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,900	4,098,923
QEP Resources, Inc.	6.875%	3/1/2021	3,527	3,712,167
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,442	1,487,990
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	2,025,869
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,276,494
SEACOR Holdings, Inc.	7.375%	10/1/2019	6,122	6,393,915
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	2,400	2,676,000

Total				52,492,207

Oil: Crude Producers 0.92%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	2,000	2,118,750
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,913	2,210,613
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,312	1,348,080
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,718	6,235,131
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,000	1,107,014
NGPL PipeCo LLC†	7.119%	12/15/2017	4,214	4,744,867
Pacific Rubiales Energy Corp. (Canada)†(a)	8.75%	11/10/2016	1,450	1,649,375

Total				19,413,830

Oil: Integrated Domestic 1.05%

Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	4,500	4,353,610
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	3,400	3,661,045
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,500,358
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,146,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)

Questar Pipeline Co.	5.83%	2/1/2018	$2,092	$2,348,967
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,303	5,807,230
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	351	368,989

Total				22,186,279

Oil: Integrated International 0.55%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	10,600	9,918,950
Weatherford International Ltd.	9.875%	3/1/2039	1,151	1,577,540

Total				11,496,490

Paper & Forest Products 0.56%

China Forestry Holdings Ltd. (China)†(a)	7.75%	11/17/2015	1,000	515,000
Georgia-Pacific LLC†	7.125%	1/15/2017	945	1,008,788
Georgia-Pacific LLC	8.875%	5/15/2031	2,903	3,563,432
Plum Creek Timberlands LP	4.70%	3/15/2021	4,889	4,761,197
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	635	654,812
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	435	495,900
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	765	787,950

Total				11,787,079

Pollution Control 0.06%

Clean Harbors, Inc.	7.625%	8/15/2016	1,152	1,229,760

Real Estate Investment Trusts 1.08%

Developers Diversified Realty Corp.	7.875%	9/1/2020	878	1,029,852
Entertainment Properties Trust†	7.75%	7/15/2020	1,579	1,669,793
Federal Realty Investment Trust	5.90%	4/1/2020	1,915	2,108,629
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	2,500	2,524,160
HCP, Inc.	6.00%	1/30/2017	2,532	2,755,008
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,493	1,663,720
Kilroy Realty LP	6.625%	6/1/2020	1,200	1,236,605
Rouse Co. LP (The)	6.75%	11/9/2015	2,217	2,333,393
Tanger Properties LP	6.15%	11/15/2015	1,380	1,489,801
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,323,525
Weyerhaeuser Co.	7.375%	10/1/2019	4,117	4,635,746

Total				22,770,232

Retail 0.23%

Arcos Dorados BV (Netherlands)†(a)	7.50%	10/1/2019	2,875	3,126,562
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,681	1,666,024

Total				4,792,586

Steel 0.79%
Allegheny Ludlum Corp.	6.95%	12/15/2025	835	900,417
Allegheny Technologies, Inc.	9.375%	6/1/2019	7,171	8,967,658
Valmont Industries, Inc.	6.625%	4/20/2020	4,796	5,043,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel (continued)

Valmont Industries, Inc.	6.875%	5/1/2014	$1,775	$1,819,375

Total				16,730,952

Telecommunications 1.18%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,004	1,026,590
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,800	1,995,750
Crown Castle Towers LLC†	3.214%	8/15/2015	1,200	1,187,791
DigitalGlobe, Inc.	10.50%	5/1/2014	5,239	5,979,009
GeoEye, Inc.	9.625%	10/1/2015	280	317,100
Qtel International Finance Ltd. (Qatar)†	4.75%	2/16/2021	1,100	1,032,242
Telefonica Moviles Chile SA (Chile)†(a)	2.875%	11/9/2015	500	478,529
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	4,065	3,938,985
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	2,600	2,723,500
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	800	886,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	1,700	1,765,960
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	750	776,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,350	2,708,375

Total				24,816,081

Tobacco 0.42%

Altria Group, Inc.	9.95%	11/10/2038	6,284	8,762,158

Transportation: Miscellaneous 1.10%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	3,323	3,118,669
Florida East Coast Railway Corp.†	8.125%	2/1/2017	110	115,500
Inversiones Alsacia SA (Chile)†(a)	8.00%	8/18/2018	1,200	1,195,332
Kansas City Southern de Mexico SA de CV (Mexico)(a)	7.375%	6/1/2014	3,300	3,456,750
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020	2,050	2,152,500
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	2,700	2,642,760
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,854,655
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	7,795	7,745,244

Total				23,281,410

Utilities: Electrical 0.57%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	2,290	2,496,100
IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,865	1,953,587
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	1,600	1,628,699
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	1,864,094
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	700	714,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utilities: Electrical (continued)

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036		$3,485	$3,302,041

Total					11,959,148

Total Corporate Bonds (cost $704,911,158)					731,960,226

FLOATING RATE LOANS(b) 0.46%

Automotive 0.01%

Viking Acquisition Term Loan	6.00%	11/5/2016		240	241,800

Business Services 0.06%

Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016		1,193	1,204,277

Diversified 0.10%

New Development Holdings, Inc. Term Loan	7.00%	7/3/2017		1,984	2,009,592

Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017		500	505,812

Food 0.03%

Del Monte Corp. Term Loan	4.50%	2/26/2018		625	629,981

Leisure 0.04%

Leslie Poolmart, Inc. Term Loan	6.00%	11/21/2016		800	809,000

Retail 0.02%

J.Crew Operating Corp. New Term Loan B	4.75%	1/26/2018		500	500,782

Retail: Specialty 0.04%

Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	12/16/2016		800	806,500

Services 0.08%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		1,600	1,637,333

Technology 0.05%

Data Device Corp. Term Loan B	7.25%	12/6/2016		1,100	1,100,459

Telecommunications 0.01%

Atlantic Broadband Finance LLC Term Loan B	5.00%	11/27/2015		139	139,353

Total Floating Rate Loans (cost $9,507,422)					9,584,889

FOREIGN BONDS(c) 0.13%

Colombia 0.02%

Empresas Publicas de Medellin ESP†	8.375%	2/1/2021	COP	919,470	485,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Spain 0.09%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	1,250	$1,785,310

United Kingdom 0.02%

Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	300	507,202

Total Foreign Bonds (cost $2,539,368)					2,778,091

FOREIGN GOVERNMENT OBLIGATIONS 3.17%

Argentina 0.45%

Provincia de Buenos Aires†(a)	10.875%	1/26/2021		$1,840	1,716,135
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,405	1,450,662
Provincia de Cordoba†(a)	12.375%	8/17/2017		1,550	1,615,875
Republic of Argentina(a)	8.28%	12/31/2033		5,387	4,659,962

Total					9,442,634

Bahamas 0.10%

Commonwealth of Bahamas†	6.95%	11/20/2029		1,943	1,988,880

Belize 0.14%

Belize Government (8.50% after 2/20/2012)†~(a)	6.00%	2/20/2029		3,393	2,917,980

Bermuda 0.12%

Bermuda Government†	5.603%	7/20/2020		2,350	2,436,226

Brazil 0.12%

Federal Republic of Brazil(a)	5.625%	1/7/2041		1,275	1,255,875
Federal Republic of Brazil(a)	7.125%	1/20/2037		450	533,250
Federal Republic of Brazil(a)	8.25%	1/20/2034		600	792,900

Total					2,582,025

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019		2,520	2,610,748

Colombia 0.04%

Republic of Colombia(a)	6.125%	1/18/2041		867	882,173

Dominican Republic 0.20%

Dominican Republic†(a)	7.50%	5/6/2021		1,950	2,018,250
Dominican Republic†(a)	9.04%	1/23/2018		2,034	2,273,028

Total					4,291,278

Ghana 0.09%

Republic of Ghana†(a)	8.50%	10/4/2017		1,800	1,953,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indonesia 0.10%

Republic of Indonesia†(a)	8.50%	10/12/2035	$1,250	$1,625,000
Republic of Indonesia†(a)	11.625%	3/4/2019	300	434,625

Total				2,059,625

Mexico 0.02%

United Mexican States(a)	5.95%	3/19/2019	400	445,400

Panama 0.06%

Republic of Panama(a)	6.70%	1/26/2036	966	1,067,430
Republic of Panama(a)	7.25%	3/15/2015	220	256,520

Total				1,323,950

Peru 0.07%

Republic of Peru(a)	6.55%	3/14/2037	1,380	1,524,900

Russia 0.78%

Russia Eurobonds†(a)	3.625%	4/29/2015	3,810	3,838,575
Russia Eurobonds†(a)	5.00%	4/29/2020	8,800	8,826,400
Russia Eurobonds†(a)	7.50%	3/31/2030	3,315	3,848,496

Total				16,513,471

Sri Lanka 0.14%

Republic of Sri Lanka†(a)	6.25%	10/4/2020	2,968	2,938,320

Turkey 0.13%

Republic of Turkey(a)	5.625%	3/30/2021	2,071	2,071,000
Republic of Turkey(a)	11.875%	1/15/2030	391	636,353

Total				2,707,353

Ukrainian 0.21%

Ukraine Government†(a)	7.75%	9/23/2020	2,250	2,266,875
Ukraine Government†(a)	7.95%	2/23/2021	2,175	2,184,788

Total				4,451,663

Venezuela 0.27%

Republic of Venezuela(a)	8.50%	10/8/2014	2,800	2,473,800
Republic of Venezuela(a)	9.375%	1/13/2034	4,739	3,186,977

Total				5,660,777

Total Foreign Government Obligations (cost $65,260,707)				66,730,403

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.66%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	16,670	17,511,852
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	21,400	21,591,243
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	20,400	20,727,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	$5,363	$5,487,010
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	11,500	11,842,692

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $77,186,338)				77,160,335

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.05%

Federal Home Loan Mortgage Corp.(d)	4.00%	TBA	82,835	81,566,630
Federal Home Loan Mortgage Corp.	4.865%#	5/1/2035	8,348	8,763,222
Federal Home Loan Mortgage Corp.	4.936%#	7/1/2035	3,786	3,979,982
Federal Home Loan Mortgage Corp.(d)	5.00%	TBA	50,000	53,054,700
Federal Home Loan Mortgage Corp.	5.00%	7/1/2024	2,729	2,898,695
Federal Home Loan Mortgage Corp.	5.557%#	6/1/2036	9,076	9,478,905
Federal Home Loan Mortgage Corp.	5.955%#	2/1/2037	1,910	2,026,528
Federal Home Loan Mortgage Corp.(d)	6.00%	TBA	19,000	20,638,750
Federal National Mortgage Assoc.	2.114%#	10/1/2035	3,797	3,947,443
Federal National Mortgage Assoc.(d)	4.00%	TBA	11,570	11,410,912
Federal National Mortgage Assoc.(d)	4.50%	TBA	50,000	50,976,550
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 8/1/2037	93,522	100,696,104
Federal National Mortgage Assoc.(d)	5.50%	TBA	29,000	30,998,274
Federal National Mortgage Assoc.	5.665%#	12/1/2036	6,359	6,729,246
Federal National Mortgage Assoc.	5.806%#	8/1/2036	3,209	3,388,208
Federal National Mortgage Assoc.	5.886%#	10/1/2036	2,128	2,247,541
Federal National Mortgage Assoc.	6.00%	10/1/2038	27,454	30,033,615

Total Government Sponsored Enterprises Pass-Throughs (cost $419,202,572)				422,835,305

MUNICIPAL BONDS 3.14%

Education 0.16%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	2,880	2,763,504
Univ of MA Bldg Auth Build America Bds	5.45%	11/1/2040	575	540,391

Total				3,303,895

General Obligation 0.15%

IL St(e)	5.877%	3/1/2019	3,204	3,215,534

Health Care 0.12%

CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	2,580	2,591,790

Housing 0.19%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	3,885	4,022,335

Other Revenue 0.41%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	2,430	2,431,944
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,165	1,170,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Revenue (continued)

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	$5,150	$5,040,872

Total				8,643,396

Sales Tax 0.27%

New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	3,085	2,992,943
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	2,680	2,716,502

Total				5,709,445

Transportation 1.12%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	1,892	1,934,627
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	2,047	2,070,970
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	610	586,594
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	2,565	2,516,829
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	4,050	4,039,632
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	3,500	3,403,120
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	2,713,160
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	1,805	1,819,566
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	1,105	1,105,376
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	1,794	1,794,718
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	1,595	1,645,067

Total				23,629,659

Utilities 0.72%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	2,595	2,502,851
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	540	578,108
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	4,910	4,706,628
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	3,800	3,919,624
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	1,740	1,733,179
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,740	1,741,810

Total				15,182,200

Total Municipal Bonds (cost $67,089,303)				66,298,254

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.19%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	2,983	2,997,460
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	400	402,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	$7,177	$7,719,628
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	696	695,733
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	10,197	10,733,088
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	91	91,659
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	3,191	3,228,391
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%#	10/12/2042	7,845	8,457,373
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.762%#	9/11/2038	4,060	4,335,807
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	3,090	3,103,286
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.441%#	2/15/2039	3,590	3,908,322
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	12,172	12,435,328
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	7,203	7,490,424
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,816	2,835,822
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.114%#	3/10/2044	265	264,941
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.174%#	3/10/2044	5,915	5,913,524
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.174%#	3/10/2044	7,590	8,152,128
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	3,980	4,026,446
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	7,945	8,194,712
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	2,150	2,152,110
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.89%#	7/10/2038	4,950	5,230,141
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	8,001	8,201,017
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	3,063	3,067,965
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	3,000	3,241,349
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	8,275	8,611,063
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	4,256	4,329,247
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	7,725	8,250,404
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.803%#	6/15/2049	7,020	7,266,806
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	3,780	3,854,147
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,015	1,019,587
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	121	121,052
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	100	99,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	$4,130		$4,226,909
Merrill Lynch Floating Trust 2008-LAQA A1†	0.801%#	7/9/2021	7,024		6,719,342
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1,904		1,930,580
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	5,050		5,358,063
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	2,375		2,376,556
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	4,959		4,957,949
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	5,000		5,265,092
Morgan Stanley Capital I 2005-HQ7 A4	5.203%#	11/14/2042	7,750		8,388,284
Morgan Stanley Capital I 2005-HQ7 AAB	5.180%#	11/14/2042	5,000		5,231,259
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	764		763,658
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	3,140		3,137,874
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	27		26,637
NCUA Guaranteed Notes 2010-C1 A2	2.90%	10/29/2020	8,550		8,339,803
NCUA Guaranteed Notes 2010-C1 APT	2.65%	10/29/2020	18,082		17,608,740
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	3,826		3,829,270
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	89		88,490
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	3,000		3,206,891
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	4,000		4,065,360

Total Non-Agency Commercial Mortgage-Backed Securities (cost $233,962,678)					235,952,630

PASS-THROUGH AGENCIES 2.06%

Government National Mortgage Assoc.(d)	4.50%	TBA	42,000		43,371,552
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(f)	33

Total Pass-Through Agencies (cost $43,202,836)					43,371,585

U.S. TREASURY OBLIGATIONS 17.64%

U.S. Treasury Bond	4.25%	11/15/2040	41,027		39,360,278
U.S. Treasury Note	1.25%	2/15/2014	23,336		23,397,981
U.S. Treasury Note	1.375%	1/15/2013	63,428		64,310,030
U.S. Treasury Note	2.00%	1/31/2016	35,272		35,109,431
U.S. Treasury Note	2.125%	2/29/2016	38,908		38,889,752
U.S. Treasury Note	2.375%	10/31/2014	98,935		102,011,285
U.S. Treasury Note	2.75%	12/31/2017	53,950		53,878,354
U.S. Treasury Note	3.625%	2/15/2021	14,799		15,062,615

Total U.S. Treasury Obligations (cost $370,304,107)					372,019,726

Total Long-Term Investments (cost $2,186,483,160)					2,221,993,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2011

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 6.84%

Repurchase Agreements

Repurchase Agreement dated 2/28/2011, 0.16% due 3/1/2011 with Bank of America Corp. collateralized by $116,600,100 of U.S. Treasury Bond at 6.00% due 2/15/2026; value: $142,923,499; proceeds: $139,976,622	$139,976	$139,976,000
Repurchase Agreement dated 2/28/2011, 0.02% due 3/1/2011 with Fixed Income Clearing Corp. collateralized by $3,960,000 of Federal National Mortgage Assoc. at 4.375% due 3/15/2013; value: $4,311,450; proceeds: $4,223,702	4,224	4,223,699

Total Short-Term Investments (cost $144,199,699)		144,199,699

Total Investments in Securities 112.22% (cost $2,330,682,859)		2,366,192,968

Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (12.22%)		(257,675,570)

Net Assets 100.00%		$2,108,517,398

COP Colombian peso.

EUR euro.

GBP British pound

PIK Payment-in-kind.

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2011.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Securities purchased on a when-issued basis (See Note 2(f)).
(f)	Amount is less than $1,000.
(g)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
euro	Buy	UBS AG	5/2/2011	744,533	$1,021,498	$1,026,658	$5,160
British pound	Sell	UBS AG	3/10/2011	300,000	472,710	487,663	(14,953)
Colombian peso	Sell	UBS AG	4/25/2011	919,470,000	496,742	486,334	10,408
euro	Sell	Goldman Sachs	4/13/2011	1,234,313	1,600,693	1,702,407	(101,714)
euro	Sell	UBS AG	5/2/2011	744,533	1,016,480	1,026,658	(10,178)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(111,277)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objectives is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objectives is to seek a high level of income consistent with preservation of capital. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund (together, the “Strategic Allocation Funds”) invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund, and certain underlying funds of the Strategic Allocation Funds may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of February 28, 2011, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund had open forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-Each Fund, and certain underlying fund of the Strategic Allocation Funds, may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of February 28, 2011, only Income Fund and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund, and certain underlying fund of the Strategic Allocation Funds, may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Each Fund, and certain underlying fund of the Strategic Allocation Funds, may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Time Deposits-Each Fund, and certain underlying fund of the Strategic Allocation Funds, is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans- Each Fund, and certain underlying funds of the Strategic Allocation Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2011, only the Floating Rate Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitment	Unrealized Appreciation
Axcan Pharma, Inc. Term Loan B, 2/10/2017	$7,166,667	$34,715

Notes to Schedule of Investments (unaudited)(continued)

(k)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing each Fund’s investments carried at value:

Balanced Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,465,835	$—	$—	$1,465,835
Repurchase Agreement	—	1,224	—	1,224

Total	$1,465,835	$1,224	$—	$1,467,059

Convertible Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,743,322	$—	$—	$11,743,322
Convertible Bonds	—	242,013,993	261	242,014,254
Convertible Preferred Stocks	51,971,081	21,421,526	—	73,392,607
Corporate Bonds	—	3,007,500	106	3,007,606
Repurchase Agreement	—	17,107,367	—	17,107,367

Total	$63,714,403	$283,550,386	$367	$347,265,156

Core Fixed Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$66,327,233	$—	$66,327,233
Corporate Bonds	—	165,877,124	—	165,877,124
Foreign Government Obligations	—	5,263,694	—	5,263,694
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	22,435,472	—	22,435,472
Government Sponsored Enterprises Pass-Throughs	—	152,747,398	—	152,747,398
Municipal Bonds	—	20,344,519	—	20,344,519
Non-Agency Commercial Mortgage-Backed Securities	—	68,407,181	—	68,407,181
Pass-Through Agency	—	17,245,355	—	17,245,355
U.S. Treasury Obligations	—	154,984,869	—	154,984,869
Repurchase Agreements	—	57,151,240	—	57,151,240

Total	$—	$730,784,085	$—	$730,784,085

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$183,599	$—	$—	$183,599
Repurchase Agreement	—	1,111	—	1,111

Total	$183,599	$1,111	$—	$184,710

Diversified Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$340,503	$—	$—	$340,503
Repurchase Agreement	—	2,530	—	2,530

Total	$340,503	$2,530	$—	$343,033

Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$293,054,032	$—	$293,054,032
Floating Rate Loans	—	3,513,519,289	11,815,245	3,525,334,534
Repurchase Agreement	—	386,533,000	—	386,533,000
Time Deposit	—	721	—	721

Total	$—	$4,193,107,042	$11,815,245	$4,204,922,287

Growth & Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$664,240	$—	$—	$664,240
Repurchase Agreement	—	1,280	—	1,280

Total	$664,240	$1,280	$—	$665,520

High Yield Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,903,611	$4,740,854	$—	$8,644,465
Convertible Bonds	—	8,117,500	—	8,117,500
Convertible Preferred Stocks	3,076,845	1,139,400	—	4,216,245
Floating Rate Loans	—	39,761,454	—	39,761,454
Foreign Bonds	—	40,843,517	—	40,843,517
Foreign Government Obligations	—	21,286,391	—	21,286,391
High Yield Corporate Bonds	—	1,266,297,184	—	1,266,297,184
Municipal Bond	—	3,464,160	—	3,464,160
Non-Agency Commercial Mortgage-Backed Security		5,081,699		5,081,699
Warrants	—	350,672	—	350,672
Repurchase Agreement	—	24,022,646	—	24,022,646

Total	$6,980,456	$1,415,105,477	$—	$1,422,085,933

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$152,696	$—	$152,696
Liabilities	—	(431,727)	—	(431,727)

Total	$—	$(279,031)	$—	$(279,031)

Notes to Schedule of Investments (unaudited)(continued)

Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$41,492,692	$—	$41,492,692
Corporate Bonds	—	820,351,170	—	820,351,170
Floating Rate Loans	—	8,881,054	—	8,881,054
Foreign Bonds	—	3,865,589	—	3,865,589
Foreign Government Obligations	—	13,183,998	—	13,183,998
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	30,961,405	—	30,961,405
Government Sponsored Enterprises Pass-Throughs	—	6,709,337	—	6,709,337
Municipal Bonds	—	25,911,412	—	25,911,412
Non-Agency Commercial Mortgage-Backed Securities	—	54,427,023	—	54,427,023
Repurchase Agreements	—	14,307,559	—	14,307,559

Total	$—	$1,020,091,239	$—	$1,020,091,239

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,846,995	$—	$1,846,995
Liabilities	—	(694,534)	—	(694,534)
Futures Contracts
Assets	461	—	—	461
Liabilities	(1,209,295)	—	—	(1,209,295)

Total	$(1,208,834)	$1,152,461	$—	$(56,373)

Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,253,184,820	$—	$1,253,184,820
Corporate Bonds	—	5,961,180,875	—	5,961,180,875
Floating Rate Loans	—	155,658,449	—	155,658,449
Foreign Bonds	—	72,728,355	—	72,728,355
Foreign Government Obligations	—	41,427,362	—	41,427,362
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	416,499,497	—	416,499,497
Government Sponsored Enterprises Pass-Throughs	—	557,343,400	—	557,343,400
Municipal Bonds	—	75,660,778	—	75,660,778
Non-Agency Commercial Mortgage-Backed Securities	—	3,420,426,584	—	3,420,426,584
Repurchase Agreements	—	258,311,174	—	258,311,174

Total	$—	$12,212,421,294	$—	$12,212,421,294

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$68,371	$—	$68,371
Liabilities	—	(1,932,123)	—	(1,932,123)
Futures Contracts
Assets	3,728,457	—	—	3,728,457
Liabilities	(3,308,705)	—	—	(3,308,705)

Total	$419,752	$(1,863,752)	$—	$(1,444,000)

Notes to Schedule of Investments (unaudited)(continued)

Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$193,301,825	$—	$193,301,825
Corporate Bonds	—	731,960,226	—	731,960,226
Floating Rate Loans	—	9,584,889	—	9,584,889
Foreign Bonds	—	2,778,091	—	2,778,091
Foreign Government Obligations	—	66,730,403	—	66,730,403
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	77,160,335	—	77,160,335
Government Sponsored Enterprises Pass-Throughs	—	422,835,305	—	422,835,305
Municipal Bonds	—	66,298,254	—	66,298,254
Non-Agency Commercial Mortgage-Backed Securities	—	235,952,630	—	235,952,630
Pass-Through Agencies	—	43,371,585	—	43,371,585
U.S. Treasury Obligations	—	372,019,726	—	372,019,726
Repurchase Agreements	—	144,199,699	—	144,199,699

Total	$—	$2,366,192,968	$—	$2,366,192,968

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$15,568	$—	$15,568
Liabilities	—	(126,845)	—	(126,845)

Total	$—	$(111,277)	$—	$(111,277)

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund
Investment Type	Convertible Bonds	Floating Rate Loans
Balance as of December 1, 2010	$2,965,261	$8,864,973
Accrued discounts/premiums	158,952	9,201
Realized gain (loss)	(2,133,000)	1,295
Change in unrealized appreciation/depreciation	1,376,524	7,685
Net purchase (sales)	(2,367,476)	2,932,091
Net transfers in or out of Level 3	—	—

Balance as of February 28, 2011	$261	$11,815,245

	Convertible Fund
	Corporate Bonds
Balance as of December 1, 2010	$106
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchase (sales)	—
Net transfers in or out of Level 3	—

Balance as of February 28, 2011	$106

(l)	Disclosures about Derivative Instruments and Hedging Activities-High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts during the period ended February 28, 2011 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended February 28, 2011 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of February 28, 2011, the High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

High Yield Fund			Income Fund
Asset Derivatives	Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$—	$—	$461	$—	$461
Forward Foreign Currency Exchange Contracts	152,696	152,696	—	1,846,995	1,846,995

Total	$152,696	$152,696	$461	$1,846,995	$1,847,456

Liability Derivatives
Futures Contracts	$—	$—	$1,209,295	$—	$1,209,295
Forward Foreign Currency Exchange Contracts	431,727	431,727	—	694,534	694,534

Total	$431,727	$431,727	$1,209,295	$694,534	$1,903,829

Short Duration Income Fund				Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$3,728,457	$—	$3,728,457	$—	$—
Forward Foreign Currency Exchange Contracts	—	68,371	68,371	15,568	15,568

Total	$3,728,457	$68,371	$3,796,828	$15,568	$15,568

Liability Derivatives
Futures Contracts	$3,308,705	$—	$3,308,705	$—	$—
Forward Foreign Currency Exchange Contracts	—	1,932,123	1,932,123	126,845	126,845

Total	$3,308,705	$1,932,123	$5,240,828	$126,845	$126,845

3. FEDERAL TAX INFORMATION

As of February 28, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,400,307,014	$304,348,891	$725,785,647

Gross unrealized gain	70,215,620	49,404,601	8,144,321
Gross unrealized loss	(3,463,430)	(6,488,336)	(3,145,883)

Net unrealized security gain	$66,752,190	$42,916,265	$4,998,438

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$154,958,371	$324,077,294	$4,131,335,747

Gross unrealized gain	29,751,836	19,109,743	75,114,089
Gross unrealized loss	—	(153,682)	(1,527,549)

Net unrealized security gain	$29,751,836	$18,956,061	$73,586,540

Notes to Schedule of Investments (unaudited)(continued)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$631,777,736	$1,339,504,490	$982,748,722

Gross unrealized gain	37,035,346	90,954,298	43,495,904
Gross unrealized loss	(3,292,718)	(8,372,855)	(6,153,387)

Net unrealized security gain	$33,742,628	$82,581,443	$37,342,517

	Short Duration Income Fund	Total Return Fund
Tax cost	$12,090,436,398	$2,333,978,554

Gross unrealized gain	161,523,618	42,479,607
Gross unrealized loss	(39,538,722)	(10,265,193)

Net unrealized security gain	$121,984,896	$32,214,414

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premiums, certain securities, certain distributions received and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended February 28, 2011:

Notes to Schedule of Investments (unaudited)(continued)

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2011	Value at 2/28/2011	Net Realized Gain (Loss) 12/1/2010 to 2/28/2011	Dividend Income 12/1/2010 to 2/28/2011
Lord Abbett Affiliated Fund, Inc. - Class I	20,935,809	210,870	(970,352)	20,176,327	$248,774,116	$(562,258)	$783,309
Lord Abbett Bond Debenture Fund, Inc. -Class I	24,256,419	1,502,024	—	25,758,443	205,809,963	—	3,113,681
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	19,886,800	136,554	(220,129)	19,803,225	246,550,147	(357,820)	1,600,415
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	5,845,513	71,508	(127,836)	5,789,185	178,249,010	529,620	1,177,244
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	3,822,506	290,241	—	4,112,747	27,925,554	—	841,947
Lord Abbett Investment Trust - Floating Rate Fund - Class I	7,149,156	455,466	—	7,604,622	71,711,589	—	1,251,137
Lord Abbett Investment Trust - High Yield Fund - Class I	25,830,603	1,814,576	(177,546)	27,467,633	219,741,060	(21,904)	4,112,159
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5,665,629	124,768	—	5,790,397	74,232,893	—	993,093
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20,309,340	1,165,142	—	21,474,482	192,840,848	—	1,547,846

Total					$1,465,835,180	$(412,362)	$15,420,831

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2011	Value at 2/28/2011	Net Realized Gain (Loss) 12/1/2010 to 2/28/2011	Dividend Income 12/1/2010 to 2/28/2011
Lord Abbett Affiliated Fund, Inc. - Class I	2,131,278	116,818	(8,091)	2,240,005	$27,619,264	$(31,464)	$79,497
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	1,097,606	97,482	—	1,195,088	36,796,770	—	221,295
Lord Abbett Developing Growth Fund, Inc. – Class I	378,521	1,857	(3,328)	377,050	9,120,836	11,816	—
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	1,258,096	77,160	(2,227)	1,333,029	18,382,473	(156)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	697,372	46,807	(20,210)	723,969	18,222,292	(32,194)	—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,547,367	195,437	(24,253)	1,718,551	22,031,823	(73,023)	271,202
Lord Abbett Securities Trust - International Opportunities Fund - Class I	935,709	152,159	(14,727)	1,073,141	14,723,489	(22,374)	90,102
Lord Abbett Stock Appreciation Fund - Class I	2,658,585	195,525	(14,053)	2,840,057	18,346,770	9,304	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,041,396	61,104	(7,982)	1,094,518	18,355,071	22,081	—

Total					$183,598,788	$(116,010)	$662,096

Notes to Schedule of Investments (unaudited)(continued)

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2011	Value at 2/28/2011	Net Realized Gain (Loss) 12/1/2010 to 2/28/2011	Dividend Income 12/1/2010 to 2/28/2011
Lord Abbett Bond Debenture Fund, Inc. - Class I	4,745,360	1,007,476	(—)	5,752,836	$45,965,158	$—	$643,419
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	5,873,971	960,256	(—)	6,834,227	85,086,126	—	477,960
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	814,893	186,829	(—)	1,001,722	6,801,690	—	175,251
Lord Abbett Investment Trust - Floating Rate Fund - Class I	1,290,382	330,640	(—)	1,621,022	15,286,238	—	240,876
Lord Abbett Investment Trust - High Yield Fund - Class I	14,580,073	3,315,808	(—)	17,895,881	143,167,050	—	2,467,701
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	1,663,318	230,949	(—)	1,894,267	17,010,522	—	122,441
Lord Abbett Investment Trust - Total Return Fund - Class I	1,916,248	619,809	(—)	2,536,057	27,186,530	—	1,163,206

Total					$340,503,314	$—	$5,290,854

Notes to Schedule of Investments (unaudited)(concluded)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2011	Value at 2/28/2011	Net Realized Gain (Loss) 12/1/2010 to 2/28/2011	Dividend Income 12/1/2010 to 2/28/2011
Lord Abbett Affiliated Fund, Inc. - Class I	4,149,599	117,789	—	4,267,388	$52,616,892	$—	$154,780
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	3,928,710	292,407	—	4,221,117	52,552,906	—	326,883
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	3,244,385	198,840	—	3,443,225	106,016,896	—	651,473
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	1,583,767	349,643	—	1,933,410	13,127,851	—	360,020
Lord Abbett Investment Trust - Floating Rate Fund - Class I	2,464,927	310,968	—	2,775,895	26,176,693	—	438,751
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	4,681,541	154,377	—	4,835,918	66,687,303	—	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1,040,923	21,361	—	1,062,284	26,737,701	—	—
Lord Abbett Investment Trust - High Yield Fund - Class I	12,076,437	1,853,465	—	13,929,902	111,439,218	—	1,999,327
Lord Abbett Securities Trust - International Core Equity Fund - Class I	6,151,740	610,732	—	6,762,472	86,694,889	—	1,100,956
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	3,351,318	359,241	—	3,710,559	33,320,818	—	246,587
Lord Abbett Securities Trust - International Opportunities Fund - Class I	2,215,564	185,973	—	2,401,537	32,949,085	—	212,112
Lord Abbett Stock Appreciation Fund - Class I	3,363,811	204,038	—	3,567,849	23,048,306	—	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,912,977	47,154	—	1,960,131	32,871,402	—	—

Total					$664,239,960	$—	$5,490,889

Investments In Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of February 28, 2011, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	16.23%
Lord Abbett Bond Debenture Fund, Inc. - Class I	14.54%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	16.98%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	11.30%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I (formerly, Developing Local Markets Fund)	2.04%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	5.30%
Lord Abbett Investment Trust - High Yield Fund - Class I	15.65%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5.04%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	12.92%

Diversified Equity Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	15.04%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	20.04%
Lord Abbett Developing Growth Fund, Inc - Class I	4.97%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	10.01%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	9.93%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.02%
Lord Abbett Stock Appreciation Fund - Class I	9.99%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.00%

Diversified Income Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. - Class I	13.50%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	24.99%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I (formerly, Developing Local Markets Fund)	2.00%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	4.49%
Lord Abbett Investment Trust - High Yield Fund - Class I	42.05%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	4.99%
Lord Abbett Investment Trust - Total Return Fund - Class I	7.98%

Investments In Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	7.92%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	7.91%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	15.96%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I (formerly, Developing Local Markets Fund)	1.97%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	3.94%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	10.04%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	4.03%
Lord Abbett Investment Trust - High Yield Fund - Class I	16.78%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	13.05%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5.02%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	4.96%
Lord Abbett Stock Appreciation Fund - Class I	3.47%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	4.95%

Investments In Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.60%
Wells Fargo & Co.	3.17%
Bank of America Corp.	2.97%
Chevron Corp.	2.92%
Goldman Sachs Group, Inc. (The)	2.64%
Pfizer, Inc.	2.35%
General Electric Co.	2.17%
Dow Chemical Co. (The)	2.01%
AT&T, Inc.	1.90%
Hess Corp.	1.82%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.65%
Consumer Staples	5.83%
Energy	15.20%
Financials	26.13%
Health Care	9.22%
Industrials	8.94%
Information Technology	6.75%
Materials	8.14%
Telecommunication Services	3.88%
Utilities	1.28%
Short-Term Investment	0.98%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
CIT Group, Inc., 7.00%, 5/1/2016	0.75%
SBA Communications Corp., 4.00%, 10/1/2014	0.61%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	0.59%
Sprint Capital Corp., 6.90%, 5/1/2019	0.57%
Citigroup, Inc., 7.50%, 12/15/2012	0.56%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.55%
Bank of America Corp., 7.25%	0.54%
Apache Corp., 6.00%, 8/1/2013	0.54%
Williams Cos., Inc. (The), 5.50%, 8/1/2013	0.52%
Wells Fargo & Co., 7.50%	0.51%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.21%
Automotive	4.26%
Banking	5.32%
Basic Industry	9.18%
Capital Goods	8.19%
Consumer Cyclical	4.47%
Consumer Non-Cyclical	3.23%
Energy	12.24%
Financial Services	4.38%
Health Care	7.77%
Insurance	1.84%
Media	7.42%
Municipal	0.44%
Real Estate	1.39%
Services	11.59%
Technology & Electronics	7.19%
Telecommunications	7.64%
Utility	2.34%
Short-Term Investment	0.90%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	2.38%
ConocoPhillips	1.84%
Exxon Mobil Corp.	1.82%
Mylan, Inc.	1.81%
Apple, Inc.	1.39%
JPMorgan Chase & Co.	1.23%
Microsoft Corp.	1.22%
El Paso Corp.	1.13%
Wells Fargo & Co.	1.01%
Snap-on, Inc.	0.94%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.91%
Consumer Staples	6.18%
Energy	13.99%
Financials	13.43%
Health Care	11.47%
Industrials	12.68%
Information Technology	14.22%
Materials	7.03%
Telecommunication Services	4.22%
Utilities	2.78%
Short-Term Investment	1.09%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.64%
Schlumberger Ltd.	2.71%
JPMorgan Chase & Co.	2.10%
Google, Inc. Class A	1.92%
Bank of America Corp.	1.91%
Goldman Sachs Group, Inc. (The)	1.77%
Exxon Mobil Corp.	1.75%
QUALCOMM, Inc.	1.57%
Union Pacific Corp.	1.55%
Hess Corp.	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.67%
Consumer Staples	5.11%
Energy	12.35%
Financials	17.28%
Health Care	7.09%
Industrials	10.91%
Information Technology	18.04%
Materials	8.04%
Telecommunication Services	1.97%
Utilities	1.10%
Short-Term Investment	4.44%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
IPG Photonics Corp.	2.12%
Financial Engines, Inc.	2.00%
Synchronoss Technologies, Inc.	1.92%
Acme Packet, Inc.	1.84%
OpenTable, Inc.	1.58%
Oasis Petroleum, Inc.	1.57%
Aruba Networks, Inc.	1.57%
CARBO Ceramics, Inc.	1.56%
Chart Industries, Inc.	1.53%
NetLogic Microsystems, Inc.	1.49%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.67%
Energy	6.03%
Financials	10.02%
Health Care	17.08%
Industrials	10.28%
Information Technology	35.90%
Materials	2.69%
Short-Term Investment	2.33%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

(formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 8/3/2011	3.74%
Hungary Treasury Bills, Zero Coupon, 7/27/2011	2.35%
Poland Government Bond, 4.25%, 5/24/2011	2.21%
Southern Co., 0.703%, 10/21/2011	1.28%
HJ Heinz Finance Co., 6.625%, 7/15/2011	1.07%
Vodafone Group plc, 0.65%, 6/15/2011	1.05%
General Electric Capital Corp., 0.57%, 9/15/2014	1.04%
Federal National Mortgage Assoc., 5.50%, TBA	1.01%
Bank of America Corp., 2.10%, 4/30/2012	1.00%
Federal Home Loan Mortgage Corp., 5.955%, 2/1/2037	0.95%

Holdings by Sector*	% of Investments
Agency	1.63%
Asset Backed	14.88%
Automotive	2.35%
Banking	8.70%
Basic Industry	3.12%
Capital Goods	0.53%
Consumer Cyclical	0.89%
Consumer Non-Cyclical	5.05%
Energy	2.52%
Financial Services	1.72%
Foreign Sovereign	9.48%
Health Care	0.09%
Insurance	0.71%
Media	1.02%
Mortgage Backed	35.65%
Real Estate	0.18%
Services	2.29%
Technology & Electronics	1.22%
Telecommunications	3.12%
Utility	4.85%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Intelsat Jackson Holdings SA Tranche B Term Loan, 5.25%, 4/2/2018	1.07%
CommScope, Inc. New Term Loan B, 5.00%, 1/14/2018	1.05%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.51%, 12/1/2016	0.99%
Del Monte Corp. Term Loan, 2/26/2018	0.99%
Allison Transmission, Inc. Term Loan B, 3.02% 8/7/2014	0.94%
Avaya, Inc. Term Loan, 3.061%, 10/24/2014	0.91%
J.Crew Operating Corp. New Term Loan B, 1/26/2018	0.91%
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	0.90%
AGFS Funding Co. Term Loan B, 7.25%, 4/21/2015	0.88%
HCA, Inc. Term Loan B, 2.553%, 11/18/2013	0.85%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	2.02%
Chemicals	3.82%
Consumer Durables	0.26%
Consumer Non-Durables	1.81%
Energy	0.52%
Financial	6.08%
Food/Tobacco	5.11%
Forest Products	0.03%
Forest Products/Containers	1.98%
Gaming/Leisure	3.72%
Healthcare	9.07%
Housing	2.09%
Information Technology	7.65%
Manufacturing	2.46%
Media/Telecommunications	17.79%
Metals/Minerals	1.58%
Retail	6.78%
Service	11.89%
Transportation	3.75%
Utility	2.40%
Short-Term Investments	9.19%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.96%
Omnicom Group, Inc.	2.70%
State Street Corp.	2.03%
Anadarko Petroleum Corp.	1.95%
Interpublic Group of Cos., Inc. (The)	1.94%
Archer Daniels Midland Co.	1.86%
Amgen, Inc.	1.79%
UnitedHealth Group, Inc.	1.78%
Teva Pharmaceutical Industries Ltd. ADR	1.75%
Bunge Ltd.	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.32%
Consumer Staples	4.41%
Energy	18.51%
Financials	20.36%
Health Care	15.41%
Industrials	10.87%
Information Technology	10.30%
Materials	4.86%
Utilities	0.94%
Short-Term Investment	5.02%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Rockwell Automation, Inc.	1.56%
Agilent Technologies, Inc.	1.42%
Concho Resources, Inc.	1.40%
Alexion Pharmaceuticals, Inc.	1.38%
Ross Stores, Inc.	1.37%
Cliffs Natural Resources, Inc.	1.30%
CB Richard Ellis Group, Inc. Class A	1.29%
NetApp, Inc.	1.27%
Cooper Industries plc	1.23%
NVIDIA Corp.	1.22%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.41%
Consumer Staples	1.94%
Energy	8.04%
Financials	9.84%
Health Care	10.01%
Industrials	17.76%
Information Technology	23.19%
Materials	6.68%
Short-term Investment	0.13%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Nextel Communications, Inc., 6.875%, 10/31/2013	1.35%
El Paso Corp., 8.05%, 10/15/2030	1.13%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.09%
Republic of Brazil, 12.50%, 1/5/2016	0.97%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.97%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.96%
Ally Financial, Inc., 6.25%, 12/1/2017	0.83%
United Airlines, Inc., 12.00%, 11/1/2013	0.79%
United Airlines, Inc., 12.00%, 1/15/2016	0.78%
Anheuser-Busch InBev Worldwide, Inc., 9.75%, 11/17/2051	0.76%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.00%**
Automotive	6.83%
Banking	3.88%
Basic Industry	7.28%
Capital Goods	5.04%
Consumer Cyclical	5.63%
Consumer Non-Cyclical	5.77%
Energy	7.90%
Financial Services	5.16%
Foreign Government	1.50%
Healthcare	3.91%
Insurance	2.54%
Media	8.24%
Mortgage-Backed	0.36%
Municipal	0.24%
Real Estate	0.78%
Services	18.33%
Technology & Electronics	5.89%
Telecommunications	6.08%
Utility	2.94%
Short-Term Investment	1.70%

Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.30%
Honda Motor Co., Ltd.	2.14%
Anglo American plc	1.99%
Vodafone Group plc	1.71%
Credit Agricole SA	1.68%
Vedanta Resources plc	1.62%
Xstrata plc	1.61%
BG Group plc	1.61%
ING Groep NV CVA	1.55%
Sony Corp.	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.19%
Consumer Staples	8.11%
Energy	8.63%
Financials	20.29%
Health Care	3.76%
Industrials	15.20%
Information Technology	7.45%
Materials	12.37%
Telecommunication Services	5.37%
Utilities	4.92%
Short-Term Investment	1.71%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Enel SpA	1.86%
Seadrill Ltd.	1.79%
Baytex Energy Corp.	1.73%
Kumba Iron Ore Ltd.	1.72%
Vodafone Group plc	1.69%
Siliconware Precision Industries Co. ADR	1.67%
Telefonica SA	1.65%
Mapfre SA	1.63%
Catlin Group Ltd.	1.59%
Bolsas y Mercados Espanoles SA	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.02%
Consumer Staples	7.51%
Energy	8.79%
Financials	28.10%
Health Care	2.46%
Industrials	12.92%
Information Technology	4.73%
Materials	7.31%
Telecommunication Services	10.12%
Utilities	8.72%
Short-Term Investment	2.32%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Schroders plc	1.46%
FP Corp.	1.45%
Dragon Oil plc	1.43%
Nippon Electric Glass Co., Ltd.	1.43%
Equinox Minerals Ltd.	1.42%
JSR Corp.	1.41%
Gerresheimer AG	1.39%
Nabtesco Corp.	1.36%
EFG International AG	1.29%
Ipsos SA	1.27%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.59%
Consumer Staples	7.63%
Energy	7.00%
Financials	15.96%
Health Care	2.50%
Industrials	19.21%
Information Technology	9.63%
Materials	9.98%
Telecommunication Services	0.62%
Utilities	2.13%
Short-Term Investment	2.75%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	6.60%
QUALCOMM, Inc.	2.72%
Google, Inc. Class A	2.50%
Exxon Mobil Corp.	2.08%
Schlumberger Ltd.	1.76%
EMC Corp.	1.73%
Oracle Corp.	1.60%
Hewlett-Packard Co.	1.47%
Caterpillar, Inc.	1.45%
Express Scripts, Inc.	1.38%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.53%
Consumer Staples	3.54%
Energy	11.78%
Financials	8.22%
Health Care	7.61%
Industrials	14.36%
Information Technology	31.13%
Materials	5.72%
Short-Term Investment	0.11%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.375%, 10/31/2014	4.31%
Federal Home Loan Mortgage Corp., 4.00%, TBA	3.45%
U.S. Treasury Note, 1.375%, 1/15/2013	2.72%
U.S. Treasury Note, 2.75%, 12/31/2017	2.28%
Federal Home Loan Mortgage Corp., 5.00%, TBA	2.24%
Federal National Mortgage Assoc., 4.50%, TBA	2.15%
Government National Mortgage Assoc., 4.50%, TBA	1.83%
U.S. Treasury Bond, 4.25%, 11/15/2040	1.66%
U.S. Treasury Note, 2.125%, 2/29/2016	1.64%
U.S. Treasury Note, 2.00%, 1/31/2016	1.48%

Investments In Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	0.30%
Basic Industry	0.66%
Capital Goods	0.20%
Consumer Cyclical	0.87%
Consumer Discretionary	0.38%
Consumer Non-Cyclical	0.02%
Consumer Services	0.56%
Consumer Staples	0.59%
Energy	4.61%
Financial Services	32.42%
Foreign Government	2.82%
Health Care	0.60%
Integrated Oils	1.42%
Materials & Processing	3.48%
Municipal	2.80%
Other	0.19%
Producer Durables	0.40%
Technology	0.90%
Telecommunications	1.06%
Transportation	1.15%
U.S. Government	36.30%
Utilities	2.18%
Short-Term Investments	6.09%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.77%
Lazard Ltd. Class A	1.88%
Watson Pharmaceuticals, Inc.	1.58%
Fortune Brands, Inc.	1.43%
EnerSys	1.41%
Alliance Data Systems Corp.	1.38%
Reliance Steel & Aluminum Co.	1.34%
Albemarle Corp.	1.33%
Kinetic Concepts, Inc.	1.32%
UGI Corp.	1.31%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.34%
Consumer Staples	1.29%
Energy	7.58%
Financials	17.25%
Health Care	7.53%
Industrials	19.25%
Information Technology	13.30%
Materials	9.83%
Utilities	2.27%
Short-Term Investment	7.36%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 25, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 25, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2011